UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08257

GE INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

1600 Summer Street

Stamford, Connecticut 06905

(Address of principal executive offices)(Zip code)

GE Asset Management, Inc.

1600 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 03/31/16

Item 1.	Reports to Stockholders

GE Institutional Funds

Semi-Annual Report

March 31, 2016

GE Institutional Funds

This report has been prepared for shareholders and may be distributed to others only if preceded by or accompanied with a current prospectus and/or summary prospectus.

Notes to Performance	March 31, 2016 (Unaudited)

Total return performance shown in this report for the GE Institutional Funds (the “Funds”, and individually, the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods of less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

GE Investment Distributors, Inc., member of FINRA & SIPC, is the principal underwriter and distributor of the GE Institutional Funds and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Funds.

U.S. Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2016.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2015 – March 31, 2016

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,049.00	1.90
Service Class	1,000.00	1,047.60	3.17
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,023.15	1.87
Service Class	1,000.00	1,021.90	3.13

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% for Investment Class shares and 0.62% for Service Class shares (for the period October 1, 2015 – March 31, 2016), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks.

Sector Allocation

Portfolio compositions as a % of Fair Value of Investments of $601,134 (in thousands) on March 31, 2016 (a)(b)

Top Ten Largest Holdings

as a % of Fair Value of Investments of $601,134 (in thousands) on March 31, 2016 (a)(b)

Allergan PLC	3.11%
Apple Inc.	2.62%
Comcast Corp., Class A	2.55%
Amgen Inc.	2.53%
Exxon Mobil Corp.	2.32%
Cisco Systems Inc.	2.22%
Medtronic PLC	2.18%
Johnson & Johnson	2.15%
QUALCOMM Inc.	2.13%
JPMorgan Chase & Co.	1.98%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

U.S. Equity Fund

Schedule of Investments	March 31, 2016 (Unaudited)

U.S. Equity Fund

	Number of Shares	Fair Value
Common Stock — 95.8%†

Aerospace & Defense — 2.9%

General Dynamics Corp.	35,675	$4,686,625
Hexcel Corp.	99,737	4,359,504
Honeywell International Inc.	50,943	5,708,163
The Boeing Co.	20,395	2,588,941
		17,343,233

Air Freight & Logistics — 0.4%

United Parcel Service Inc., Class B	20,693	2,182,491

Airlines — 0.9%

Delta Air Lines Inc.	115,526	5,623,806

Apparel, Accessories & Luxury Goods — 0.6%

Ralph Lauren Corp.	15,002	1,444,092
VF Corp.	29,563	1,914,500
		3,358,592

Application Software — 0.8%

Intuit Inc.	43,972	4,573,528

Asset Management & Custody Banks — 3.1%

Ameriprise Financial Inc.	54,578	5,130,878
Invesco Ltd.	209,365	6,442,161
State Street Corp.	120,256	7,037,381	(e)
		18,610,420

Auto Parts & Equipment — 1.1%

Delphi Automotive PLC	89,773	6,734,770

Automobile Manufacturers — 0.6%

Ford Motor Co.	262,971	3,550,108

Automotive Retail — 0.2%

Advance Auto Parts Inc.	7,760	1,244,238

Biotechnology — 4.9%

Alexion Pharmaceuticals Inc.	28,970	4,033,203	(a)
Amgen Inc.	101,621	15,236,037
Gilead Sciences Inc.	92,254	8,474,452
Vertex Pharmaceuticals Inc.	23,797	1,891,624	(a)
		29,635,316

Broadcasting — 0.3%

CBS Corp., Class B	33,626	1,852,456

	Number of Shares	Fair Value

Cable & Satellite — 4.4%

Charter Communications Inc., Class A	11,383	$2,304,261	(a)
Comcast Corp., Class A	250,868	15,323,017
Liberty Global PLC, Class C	162,956	6,120,627	(a)
Sirius XM Holdings Inc.	724,251	2,860,792	(a)
		26,608,697

Casinos & Gaming — 0.3%

Las Vegas Sands Corp.	39,317	2,031,903

Communications Equipment — 2.2%

Cisco Systems Inc.	468,762	13,345,654

Consumer Finance — 1.4%

Discover Financial Services	167,249	8,516,319

Data Processing & Outsourced Services — 2.1%

PayPal Holdings Inc.	98,291	3,794,033	(a)
Visa Inc., Class A	113,811	8,704,265
		12,498,298

Diversified Banks — 5.7%

Bank of America Corp.	732,937	9,909,308
Citigroup Inc.	204,363	8,532,155
JPMorgan Chase & Co.	200,857	11,894,752
Wells Fargo & Co.	83,230	4,025,003
		34,361,218

Diversified Chemicals — 0.1%

The Dow Chemical Co.	18,106	920,871

Drug Retail — 0.6%

CVS Health Corp.	33,174	3,441,139

Electric Utilities — 0.7%

NextEra Energy Inc.	36,615	4,333,019

Fertilizers & Agricultural Chemicals — 0.2%

Monsanto Co.	11,895	1,043,667

General Merchandise Stores — 0.6%

Dollar General Corp.	44,285	3,790,796

Healthcare Distributors — 0.6%

Cardinal Health Inc.	44,453	3,642,923

Healthcare Equipment — 4.6%

Abbott Laboratories	116,397	4,868,886
Boston Scientific Corp.	383,086	7,205,848	(a)
Medtronic PLC	174,338	13,075,350
Stryker Corp.	26,395	2,831,920
		27,982,004

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Equity Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Healthcare Supplies — 0.6%

The Cooper Companies Inc.	25,349	$3,902,986

Home Improvement Retail — 1.7%

Lowe’s Companies Inc.	135,280	10,247,460

Hotels, Resorts & Cruise Lines — 0.2%

Hilton Worldwide Holdings Inc.	48,360	1,089,067

Household Products — 0.7%

The Procter & Gamble Co.	50,712	4,174,105

Housewares & Specialties — 0.1%

Newell Rubbermaid Inc.	16,772	742,832

Hypermarkets & Super Centers — 0.5%

Wal-Mart Stores Inc.	43,974	3,011,779

Independent Power Producers & Energy Traders — 0.4%

Calpine Corp.	146,258	2,218,734	(a)

Industrial Machinery — 1.5%

Ingersoll-Rand PLC	147,335	9,136,243

Integrated Oil & Gas — 5.0%

Chevron Corp.	88,553	8,447,956
Exxon Mobil Corp.	166,811	13,943,732
Occidental Petroleum Corp.	108,138	7,399,883
		29,791,571

Integrated Telecommunication Services — 0.4%

Verizon Communications Inc.	46,255	2,501,470

Internet Retail — 1.3%

Amazon.com Inc.	13,088	7,769,560	(a)

Internet Software & Services — 5.6%

Alphabet Inc., Class A	10,649	8,124,122	(a)
Alphabet Inc., Class C	12,933	9,634,438	(a)
Baidu Inc. ADR	39,317	7,504,829	(a)
Facebook Inc., Class A	54,319	6,197,798	(a)
LinkedIn Corp., Class A	17,073	1,952,298	(a)
		33,413,485

Investment Banking & Brokerage — 0.9%

The Charles Schwab Corp.	186,236	5,218,333

IT Consulting & Other Services — 0.4%

Cognizant Technology Solutions Corp., Class A	34,395	2,156,567	(a)

	Number of Shares	Fair Value

Movies & Entertainment — 2.2%

The Walt Disney Co.	49,663	$4,932,032
Time Warner Inc.	112,518	8,163,181
		13,095,213

Multi-Line Insurance — 1.8%

American International Group Inc.	43,972	2,376,687
The Hartford Financial Services Group Inc.	182,731	8,420,244
		10,796,931

Multi-Utilities — 0.8%

Dominion Resources Inc.	56,906	4,274,778
Sempra Energy	3,395	353,250
		4,628,028

Oil & Gas Equipment & Services — 1.3%

Schlumberger Ltd.	104,174	7,682,832

Oil & Gas Exploration & Production — 1.8%

Concho Resources Inc.	12,662	1,279,268	(a)
ConocoPhillips	70,461	2,837,465
Hess Corp.	124,642	6,562,401
		10,679,134

Packaged Foods & Meats — 0.9%

Mondelez International Inc., Class A	137,002	5,496,520

Paper Packaging — 0.2%

Packaging Corporation of America	15,765	952,206

Pharmaceuticals — 8.0%

Allergan PLC	69,804	18,709,566	(a)
Johnson & Johnson	119,477	12,927,411
Merck & Company Inc.	205,674	10,882,211
Pfizer Inc.	196,582	5,826,691
		48,345,879

Property & Casualty Insurance — 1.5%

Chubb Ltd.	60,262	7,180,217
XL Group PLC	45,621	1,678,853
		8,859,070

Railroads — 0.1%

CSX Corp.	30,901	795,701

Research & Consulting Services — 1.2%

Nielsen Holdings PLC	138,695	7,303,679

Semiconductor Equipment — 1.4%

Applied Materials Inc.	385,405	8,162,878

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Equity Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Semiconductors — 2.4%

NXP Semiconductors N.V.	17,261	$1,399,349	(a)
QUALCOMM Inc.	250,390	12,804,945
		14,204,294

Soft Drinks — 1.9%

PepsiCo Inc.	114,649	11,749,230

Specialized Finance — 2.2%

CME Group Inc.	69,838	6,707,940
McGraw Hill Financial Inc.	64,666	6,400,641
		13,108,581

Specialized REITs — 2.1%

American Tower Corp.	107,862	11,041,833
Extra Space Storage Inc.	19,917	1,861,443
		12,903,276

Specialty Chemicals — 0.3%

PPG Industries Inc.	18,971	2,115,077

Systems Software — 2.1%

Microsoft Corp.	136,832	7,557,232
Oracle Corp.	118,585	4,851,312
		12,408,544

Technology Hardware, Storage & Peripherals — 3.9%

Apple Inc.	144,333	15,730,854
HP Inc.	204,343	2,517,506
Western Digital Corp.	113,273	5,351,016
		23,599,376

Trading Companies & Distributors — 1.1%

United Rentals Inc.	104,588	6,504,328	(a)

Total Common Stock (Cost $517,070,063)		575,990,435

Exchange Traded Funds — 1.6%

Financial Select Sector SPDR Fund	75,807	1,706,416	(n)
Industrial Select Sector SPDR Fund	136,399	7,566,052	(n)

Total Exchange Traded Funds (Cost $6,582,377)		9,272,468

Total Investments in Securities (Cost $523,652,440)		585,262,903

	Fair Value
Short-Term Investments — 2.6%

State Street Institutional U.S. Government Money Market Fund — Class G Shares 0.28% (Cost $15,870,954)	$15,870,954	(d,m,n)

Total Investments (Cost $539,523,394)	601,133,857

Other Assets and Liabilities, net — 0.0%*	224,904

NET ASSETS — 100.0%	$601,358,761

Other Information:

The Fund had the following long futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2016	33	$3,384,975	$62,203

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2016.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2015 – March 31, 2016

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,082.50	0.83
Service Class	1,000.00	1,081.50	2.13
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,024.20	0.81
Service Class	1,000.00	1,022.95	2.07

*	Expenses are equal to the Fund’s annualized expense ratio of 0.16% for Investment Class shares and 0.41% for Service Class shares (for the period October 1, 2015 – March 31, 2016), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

S&P 500 Index Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the S&P 500® Composite Stock Index (“S&P 500® Index”). The Fund seeks to replicate the return of the S&P 500® Index while holding transaction costs low and minimizing portfolio turnover.

Sector Allocation

Portfolio compositions as a % of Fair Value of Investments of $18,400 (in thousands) on March 31, 2016 (a)(b)

Top Ten Largest Holdings

as a % of Fair Value of Investments of $18,400 (in thousands) on March 31, 2016 (a)(b)

Apple Inc.	3.20%
Microsoft Corp.	2.33%
Exxon Mobil Corp.	1.84%
General Electric Co.	1.58%
Johnson & Johnson	1.58%
Berkshire Hathaway Inc., Class B	1.40%
Facebook Inc., Class A	1.37%
AT&T Inc.	1.26%
Amazon.com Inc.	1.21%
Wells Fargo & Co.	1.18%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

S&P 500 Index Fund

Schedule of Investments	March 31, 2016 (Unaudited)

S&P 500 Index Fund

	Number of Shares	Fair Value
Common Stock — 94.7%†

Advertising — 0.2%

Omnicom Group Inc.	238	$19,809
The Interpublic Group of Companies Inc.	396	9,088
		28,897

Aerospace & Defense — 2.3%

General Dynamics Corp.	283	37,178
Honeywell International Inc.	748	83,813
L-3 Communications Holdings Inc.	76	9,006
Lockheed Martin Corp.	258	57,147
Northrop Grumman Corp.	174	34,435
Raytheon Co.	287	35,195
Rockwell Collins Inc.	129	11,895
Textron Inc.	267	9,735
The Boeing Co.	611	77,560
United Technologies Corp.	755	75,575
		431,539

Agricultural & Farm Machinery — 0.1%

Deere & Co.	297	22,866

Agricultural Products — 0.1%

Archer-Daniels-Midland Co.	595	21,604

Air Freight & Logistics — 0.7%

CH Robinson Worldwide Inc.	140	10,392
Expeditors International of Washington Inc.	181	8,835
FedEx Corp.	250	40,680
United Parcel Service Inc., Class B	683	72,036
		131,943

Airlines — 0.6%

American Airlines Group Inc.	601	24,647
Delta Air Lines Inc.	750	36,510
Southwest Airlines Co.	620	27,776
United Continental Holdings Inc.	367	21,969	(a)
		110,902

Alternative Carriers — 0.1%

Level 3 Communications Inc.	283	14,957	(a)

Aluminum — 0.1%

Alcoa Inc.	1,283	12,291

Apparel Retail — 0.6%

L Brands Inc.	254	22,304
Ross Stores Inc.	386	22,349

	Number of Shares	Fair Value

The Gap Inc.	220	$6,468
The TJX Companies Inc.	660	51,711
Urban Outfitters Inc.	78	2,581	(a)
		105,413

Apparel, Accessories & Luxury Goods — 0.4%

Coach Inc.	270	10,824
Hanesbrands Inc.	383	10,854
Michael Kors Holdings Ltd.	178	10,139	(a)
PVH Corp.	89	8,816
Ralph Lauren Corp.	57	5,487
Under Armour Inc., Class A	177	15,015	(a)
VF Corp.	325	21,047
		82,182

Application Software — 0.8%

Adobe Systems Inc.	475	44,555	(a)
Autodesk Inc.	222	12,945	(a)
Citrix Systems Inc.	150	11,787	(a)
Intuit Inc.	252	26,210
salesforce.com Inc.	595	43,929	(a)
		139,426

Asset Management & Custody Banks — 1.0%

Affiliated Managers Group Inc.	53	8,607	(a)
Ameriprise Financial Inc.	171	16,076
BlackRock Inc.	119	40,528
Franklin Resources Inc.	371	14,487
Invesco Ltd.	415	12,770
Legg Mason Inc.	102	3,537
Northern Trust Corp.	213	13,881
State Street Corp.	385	22,530	(e)
T Rowe Price Group Inc.	247	18,145
The Bank of New York Mellon Corp.	1,042	38,377
		188,938

Auto Parts & Equipment — 0.3%

BorgWarner Inc.	218	8,371
Delphi Automotive PLC	276	20,706
Johnson Controls Inc.	617	24,044
		53,121

Automobile Manufacturers — 0.5%

Ford Motor Co.	3,840	51,840
General Motors Co.	1,339	42,085
		93,925

Automotive Retail — 0.4%

Advance Auto Parts Inc.	72	11,545
AutoNation Inc.	102	4,761	(a)
AutoZone Inc.	29	23,104	(a)
CarMax Inc.	198	10,118	(a)
O’Reilly Automotive Inc.	94	25,724	(a)
		75,252

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Biotechnology — 3.0%

AbbVie Inc.	1,598	$91,278
Alexion Pharmaceuticals Inc.	215	29,932	(a)
Amgen Inc.	737	110,498
Baxalta Inc.	656	26,502
Biogen Inc.	212	55,188	(a)
Celgene Corp.	762	76,269	(a)
Gilead Sciences Inc.	1,321	121,347
Regeneron Pharmaceuticals Inc.	74	26,673	(a)
Vertex Pharmaceuticals Inc.	234	18,601	(a)
		556,288

Brewers — 0.1%

Molson Coors Brewing Co., Class B	173	16,639

Broadcasting — 0.2%

CBS Corp., Class B	413	22,752
Discovery Communications Inc., Class A	109	3,121	(a)
Discovery Communications Inc., Class C	208	5,616	(a)
Scripps Networks Interactive Inc., Class A	74	4,847
TEGNA Inc.	213	4,997
		41,333

Building Products — 0.1%

Allegion PLC	75	4,778
Masco Corp.	328	10,316
		15,094

Cable & Satellite — 1.1%

Cablevision Systems Corp., Class A	215	7,095
Comcast Corp., Class A	2,379	145,309
Time Warner Cable Inc.	270	55,248
		207,652

Casinos & Gaming — 0.0%*

Wynn Resorts Ltd.	88	8,222

Commodity Chemicals — 0.2%

LyondellBasell Industries N.V., Class A	343	29,354

Communications Equipment — 1.0%

Cisco Systems Inc.	4,947	140,841
F5 Networks Inc.	76	8,045	(a)
Harris Corp.	121	9,421
Juniper Networks Inc.	346	8,826
Motorola Solutions Inc.	157	11,885
		179,018

Computer & Electronics Retail — 0.1%

Best Buy Company Inc.	290	9,408
GameStop Corp., Class A	137	4,347
		13,755

	Number of Shares	Fair Value

Construction & Engineering — 0.1%

Fluor Corp.	137	$7,357
Jacobs Engineering Group Inc.	92	4,006	(a)
Quanta Services Inc.	105	2,369	(a)
		13,732

Construction Machinery & Heavy Trucks — 0.4%

Caterpillar Inc.	551	42,174
Cummins Inc.	161	17,700
PACCAR Inc.	347	18,977
		78,851

Construction Materials — 0.1%

Martin Marietta Materials Inc.	64	10,209
Vulcan Materials Co.	130	13,724
		23,933

Consumer Electronics — 0.1%

Garmin Ltd.	112	4,475
Harman International Industries Inc.	69	6,144
		10,619

Consumer Finance — 0.7%

American Express Co.	825	50,655
Capital One Financial Corp.	507	35,140
Discover Financial Services	421	21,437
Navient Corp.	424	5,075
Synchrony Financial	795	22,785	(a)
		135,092

Data Processing & Outsourced Services — 2.2%

Alliance Data Systems Corp.	60	13,200	(a)
Automatic Data Processing Inc.	436	39,114
Fidelity National Information Services Inc.	272	17,220
Fiserv Inc.	218	22,362	(a)
Mastercard Inc., Class A	969	91,571
Paychex Inc.	315	17,013
PayPal Holdings Inc.	1,052	40,607	(a)
The Western Union Co.	492	9,491
Total System Services Inc.	164	7,803
Visa Inc., Class A	1,897	145,083
Xerox Corp.	928	10,356
		413,820

Department Stores — 0.2%

Kohl’s Corp.	185	8,623
Macy’s Inc.	307	13,535
Nordstrom Inc.	132	7,552
		29,710

Distillers & Vintners — 0.2%

Brown-Forman Corp., Class B	99	9,748
Constellation Brands Inc., Class A	165	24,930
		34,678

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Distributors — 0.1%

Genuine Parts Co.	148	$14,705

Diversified Banks — 4.1%

Bank of America Corp.	10,147	137,187
Citigroup Inc.	2,905	121,284
Comerica Inc.	171	6,476
JPMorgan Chase & Co.	3,548	210,113
U.S. Bancorp	1,614	65,512
Wells Fargo & Co.	4,479	216,604
		757,176

Diversified Chemicals — 0.6%

Eastman Chemical Co.	145	10,473
EI du Pont de Nemours & Co.	835	52,872
The Dow Chemical Co.	1,072	54,522
		117,867

Diversified Metals & Mining — 0.1%

Freeport-McMoRan Inc.	1,121	11,591

Diversified Support Services — 0.0%*

Cintas Corp.	85	7,634

Drug Retail — 1.0%

CVS Health Corp.	1,081	112,132
Walgreens Boots Alliance Inc.	854	71,941
		184,073

Electric Utilities — 2.0%

American Electric Power Company Inc.	468	31,075
Duke Energy Corp.	656	52,926
Edison International	320	23,005
Entergy Corp.	175	13,874
Eversource Energy	311	18,144
Exelon Corp.	876	31,414
FirstEnergy Corp.	414	14,892
NextEra Energy Inc.	439	51,951
PG&E Corp.	467	27,889
Pinnacle West Capital Corp.	119	8,933
PPL Corp.	640	24,365
The Southern Co.	859	44,436
Xcel Energy Inc.	499	20,868
		363,772

Electrical Components & Equipment — 0.5%

AMETEK Inc.	233	11,645
Eaton Corporation PLC	441	27,589
Emerson Electric Co.	624	33,933
Rockwell Automation Inc.	129	14,674
		87,841

	Number of Shares	Fair Value

Electronic Components — 0.2%

Amphenol Corp., Class A	303	$17,519
Corning Inc.	1,128	23,564
		41,083

Electronic Equipment & Instruments — 0.0%*

FLIR Systems Inc.	100	3,295

Electronic Manufacturing Services — 0.1%

TE Connectivity Ltd.	368	22,787

Environmental & Facilities Services — 0.2%

Republic Services Inc.	234	11,150
Stericycle Inc.	83	10,474	(a)
Waste Management Inc.	396	23,364
		44,988

Fertilizers & Agricultural Chemicals — 0.3%

CF Industries Holdings Inc.	227	7,114
FMC Corp.	128	5,167
Monsanto Co.	416	36,500
The Mosaic Co.	327	8,829
		57,610

Food Distributors — 0.1%

Sysco Corp.	500	23,365

Food Retail — 0.3%

The Kroger Co.	921	35,228
Whole Foods Market Inc.	333	10,360
		45,588

Footwear — 0.4%

NIKE Inc., Class B	1,321	81,202

Gas Utilities — 0.0%*

AGL Resources Inc.	117	7,621

General Merchandise Stores — 0.5%

Dollar General Corp.	277	23,711
Dollar Tree Inc.	231	19,048	(a)
Target Corp.	607	49,944
		92,703

Gold — 0.1%

Newmont Mining Corp.	515	13,689

Health Care REITs — 0.3%

HCP Inc.	457	14,889
Ventas Inc.	327	20,588
Welltower Inc.	352	24,408
		59,885

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Healthcare Distributors — 0.5%

AmerisourceBergen Corp.	192	$16,618
Cardinal Health Inc.	314	25,732
Henry Schein Inc.	81	13,983	(a)
McKesson Corp.	219	34,438
Patterson Companies Inc.	79	3,676
		94,447

Healthcare Equipment — 2.0%

Abbott Laboratories	1,420	59,399
Baxter International Inc.	538	22,101
Becton Dickinson and Co.	201	30,516
Boston Scientific Corp.	1,282	24,114	(a)
CR Bard Inc.	72	14,592
Edwards Lifesciences Corp.	212	18,700	(a)
Hologic Inc.	200	6,900	(a)
Intuitive Surgical Inc.	37	22,239	(a)
Medtronic PLC	1,373	102,975
St Jude Medical Inc.	278	15,290
Stryker Corp.	301	32,294
Varian Medical Systems Inc.	94	7,522	(a)
Zimmer Biomet Holdings Inc.	168	17,914
		374,556

Healthcare Facilities — 0.2%

HCA Holdings Inc.	299	23,337	(a)
Tenet Healthcare Corp.	63	1,823	(a)
Universal Health Services Inc., Class B	89	11,100
		36,260

Healthcare Services — 0.4%

DaVita Healthcare Partners Inc.	163	11,961	(a)
Express Scripts Holding Co.	639	43,893	(a)
Laboratory Corporation of America Holdings	99	11,596	(a)
Quest Diagnostics Inc.	140	10,003
		77,453

Healthcare Supplies — 0.1%

DENTSPLY SIRONA Inc.	236	14,545

Healthcare Technology — 0.1%

Cerner Corp.	299	15,835	(a)

Home Building — 0.1%

DR Horton Inc.	320	9,673
Lennar Corp., Class A	174	8,415
PulteGroup Inc.	245	4,584
		22,672

Home Entertainment Software — 0.2%

Activision Blizzard Inc.	496	16,784
Electronic Arts Inc.	306	20,230	(a)
		37,014

	Number of Shares	Fair Value

Home Furnishing Retail — 0.0%*

Bed Bath & Beyond Inc.	162	$8,042	(a)

Home Furnishings — 0.1%

Leggett & Platt Inc.	150	7,260
Mohawk Industries Inc.	62	11,836	(a)
		19,096

Home Improvement Retail — 1.3%

Lowe’s Companies Inc.	898	68,024
The Home Depot Inc.	1,235	164,786
		232,810

Hotel & Resort REITs — 0.1%

Host Hotels & Resorts Inc.	735	12,275

Hotels, Resorts & Cruise Lines — 0.4%

Carnival Corp.	439	23,166
Marriott International Inc., Class A	189	13,453
Royal Caribbean Cruises Ltd.	169	13,883
Starwood Hotels & Resorts Worldwide Inc.	165	13,766
Wyndham Worldwide Corp.	113	8,637
		72,905

Household Appliances — 0.1%

Whirlpool Corp.	76	13,706

Household Products — 1.9%

Church & Dwight Company Inc.	128	11,799
Colgate-Palmolive Co.	853	60,264
Kimberly-Clark Corp.	343	46,137
The Clorox Co.	127	16,010
The Procter & Gamble Co.	2,622	215,817
		350,027

Housewares & Specialties — 0.1%

Newell Rubbermaid Inc.	261	11,560

Human Resource & Employment Services — 0.0%*

Robert Half International Inc.	104	4,844

Hypermarkets & Super Centers — 0.9%

Costco Wholesale Corp.	429	67,602
Wal-Mart Stores Inc.	1,532	104,926
		172,528

Independent Power Producers & Energy Traders — 0.1%

AES Corp.	649	7,658
NRG Energy Inc.	363	4,723
		12,381

Industrial Conglomerates — 2.5%

3M Co.	602	100,311
Danaher Corp.	568	53,880

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

General Electric Co.	9,169	$291,483	(j)
Roper Technologies Inc.	99	18,094
		463,768

Industrial Gases — 0.4%

Air Products & Chemicals Inc.	185	26,649
Airgas Inc.	63	8,924
Praxair Inc.	271	31,016
		66,589

Industrial Machinery — 0.6%

Dover Corp.	151	9,714
Flowserve Corp.	126	5,596
Illinois Tool Works Inc.	312	31,961
Ingersoll-Rand PLC	256	15,874
Parker-Hannifin Corp.	133	14,774
Pentair PLC	175	9,495
Snap-on Inc.	57	8,948
Stanley Black & Decker Inc.	147	15,466
Xylem Inc.	143	5,849
		117,677

Industrial REITs — 0.1%

Prologis Inc.	524	23,150

Insurance Brokers — 0.4%

Aon PLC	261	27,261
Marsh & McLennan Companies Inc.	497	30,213
Willis Towers Watson PLC	139	16,494
		73,968

Integrated Oil & Gas — 3.0%

Chevron Corp.	1,832	174,773
Exxon Mobil Corp.	4,042	337,871
Occidental Petroleum Corp.	728	49,817
		562,461

Integrated Telecommunication Services — 2.5%

AT&T Inc.	5,928	232,200
CenturyLink Inc.	538	17,194
Frontier Communications Corp.	1,121	6,266
Verizon Communications Inc.	3,922	212,102
		467,762

Internet Retail — 1.9%

Amazon.com Inc.	374	222,022	(a)
Expedia Inc.	115	12,399
Netflix Inc.	404	41,301	(a)
The Priceline Group Inc.	49	63,159	(a)
TripAdvisor Inc.	110	7,315	(a)
		346,196

Internet Software & Services — 4.1%

Akamai Technologies Inc.	173	9,614	(a)
Alphabet Inc., Class A	281	214,375	(a)

	Number of Shares	Fair Value

Alphabet Inc., Class C	289	$215,290	(a)
eBay Inc.	1,053	25,124	(a)
Facebook Inc., Class A	2,207	251,819	(a)
VeriSign Inc.	95	8,411	(a)
Yahoo! Inc.	828	30,479	(a)
		755,112

Investment Banking & Brokerage — 0.7%

E*TRADE Financial Corp.	285	6,980	(a)
Morgan Stanley	1,439	35,989
The Charles Schwab Corp.	1,142	31,999
The Goldman Sachs Group Inc.	377	59,181
		134,149

IT Consulting & Other Services — 1.3%

Accenture PLC, Class A	613	70,740
Cognizant Technology Solutions Corp., Class A	580	36,366	(a)
CSRA Inc.	97	2,609
International Business Machines Corp.	870	131,762
Teradata Corp.	125	3,280	(a)
		244,757

Leisure Products — 0.1%

Hasbro Inc.	109	8,731
Mattel Inc.	330	11,095
		19,826

Life & Health Insurance — 0.7%

Aflac Inc.	407	25,698
Lincoln National Corp.	242	9,486
MetLife Inc.	1,060	46,577
Principal Financial Group Inc.	266	10,494
Prudential Financial Inc.	428	30,910
Torchmark Corp.	111	6,012
Unum Group	236	7,297
		136,474

Life Sciences Tools & Services — 0.6%

Agilent Technologies Inc.	325	12,951
Illumina Inc.	140	22,695	(a)
PerkinElmer Inc.	86	4,254
Thermo Fisher Scientific Inc.	380	53,804
Waters Corp.	80	10,554	(a)
		104,258

Managed Healthcare — 1.4%

Aetna Inc.	332	37,300
Anthem Inc.	249	34,608
Centene Corp.	200	12,314	(a)
Cigna Corp.	244	33,487
Humana Inc.	141	25,796
UnitedHealth Group Inc.	930	119,877
		263,382

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Metal & Glass Containers — 0.1%

Ball Corp.	133	$9,481
Owens-Illinois Inc.	210	3,352	(a)
		12,833

Motorcycle Manufacturers — 0.1%

Harley-Davidson Inc.	187	9,599

Movies & Entertainment — 1.4%

The Walt Disney Co.	1,482	147,178
Time Warner Inc.	786	57,024
Twenty-First Century Fox Inc., Class A	1,116	31,114
Twenty-First Century Fox Inc., Class B	411	11,590
Viacom Inc., Class B	340	14,035
		260,941

Multi-Line Insurance — 0.5%

American International Group Inc.	1,119	60,482
Assurant Inc.	63	4,861
Loews Corp.	273	10,445
The Hartford Financial Services Group Inc.	403	18,570
		94,358

Multi-Sector Holdings — 1.4%

Berkshire Hathaway Inc., Class B	1,821	258,363	(a)
Leucadia National Corp.	258	4,172
		262,535

Multi-Utilities — 1.1%

Ameren Corp.	237	11,874
CenterPoint Energy Inc.	417	8,724
CMS Energy Corp.	270	11,459
Consolidated Edison Inc.	288	22,067
Dominion Resources Inc.	563	42,292
DTE Energy Co.	176	15,956
NiSource Inc.	307	7,233
Public Service Enterprise Group Inc.	482	22,721
SCANA Corp.	139	9,751
Sempra Energy	225	23,411
TECO Energy Inc.	187	5,148
WEC Energy Group Inc.	310	18,622
		199,258

Office REITs — 0.2%

Boston Properties Inc.	151	19,189
SL Green Realty Corp.	97	9,397
Vornado Realty Trust	174	16,431
		45,017

Office Services & Supplies — 0.0%*

Pitney Bowes Inc.	141	3,037

	Number of Shares	Fair Value

Oil & Gas Drilling — 0.1%

Diamond Offshore Drilling Inc.	17	$369
Helmerich & Payne Inc.	117	6,870
Transocean Ltd.	441	4,031
		11,270

Oil & Gas Equipment & Services — 0.9%

Baker Hughes Inc.	429	18,803
Cameron International Corp.	187	12,538	(a)
FMC Technologies Inc.	220	6,019	(a)
Halliburton Co.	816	29,148
National Oilwell Varco Inc.	368	11,445
Schlumberger Ltd.	1,233	90,934
		168,887

Oil & Gas Exploration & Production — 1.4%

Anadarko Petroleum Corp.	501	23,332
Apache Corp.	371	18,108
Cabot Oil & Gas Corp.	400	9,084
Chesapeake Energy Corp.	713	2,938
Cimarex Energy Co.	92	8,949
Concho Resources Inc.	123	12,428	(a)
ConocoPhillips	1,177	47,398
Devon Energy Corp.	525	14,406
EOG Resources Inc.	524	38,032
EQT Corp.	148	9,954
Hess Corp.	235	12,373
Marathon Oil Corp.	866	9,647
Murphy Oil Corp.	187	4,710
Newfield Exploration Co.	212	7,049	(a)
Noble Energy Inc.	417	13,098
Pioneer Natural Resources Co.	161	22,659
Range Resources Corp.	129	4,177
Southwestern Energy Co.	265	2,139	(a)
		260,481

Oil & Gas Refining & Marketing — 0.5%

Marathon Petroleum Corp.	534	19,854
Phillips 66	449	38,879
Tesoro Corp.	118	10,149
Valero Energy Corp.	459	29,440
		98,322

Oil & Gas Storage & Transportation — 0.4%

Columbia Pipeline Group Inc.	377	9,463
Kinder Morgan Inc.	1,744	31,148
ONEOK Inc.	200	5,972
Spectra Energy Corp.	659	20,165
The Williams Companies Inc.	670	10,767
		77,515

Packaged Foods & Meats — 1.5%

Campbell Soup Co.	175	11,163
ConAgra Foods Inc.	426	19,008
General Mills Inc.	570	36,110

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Hormel Foods Corp.	264	$11,415
Kellogg Co.	251	19,214
McCormick & Company Inc.	113	11,241
Mead Johnson Nutrition Co.	193	16,399
Mondelez International Inc., Class A	1,559	62,547
The Hershey Co.	141	12,985
The JM Smucker Co.	117	15,191
The Kraft Heinz Co.	562	44,151
Tyson Foods Inc., Class A	290	19,332
		278,756

Paper Packaging — 0.2%

Avery Dennison Corp.	88	6,346
International Paper Co.	407	16,703
Sealed Air Corp.	192	9,218
WestRock Co.	251	9,796
		42,063

Personal Products — 0.1%

The Estee Lauder Companies Inc., Class A	219	20,654

Pharmaceuticals — 5.2%

Allergan PLC	385	103,191	(a)
Bristol-Myers Squibb Co.	1,629	104,060
Eli Lilly & Co.	957	68,914
Endo International PLC	204	5,743	(a)
Johnson & Johnson	2,688	290,842
Mallinckrodt PLC	113	6,925	(a)
Merck & Company Inc.	2,722	144,021
Mylan N.V.	415	19,235	(a)
Perrigo Company PLC	140	17,910
Pfizer Inc.	5,954	176,476
Zoetis Inc.	451	19,993
		957,310

Property & Casualty Insurance — 0.8%

Chubb Ltd.	439	52,307
Cincinnati Financial Corp.	143	9,346
The Allstate Corp.	369	24,860
The Progressive Corp.	575	20,205
The Travelers Companies Inc.	290	33,846
XL Group PLC	291	10,709
		151,273

Publishing — 0.0%*

News Corp., Class A	366	4,674
News Corp., Class B	40	530
		5,204

Railroads — 0.7%

CSX Corp.	929	23,922
Kansas City Southern	106	9,058
Norfolk Southern Corp.	285	23,726
Union Pacific Corp.	830	66,026
		122,732

	Number of Shares	Fair Value

Real Estate Services — 0.0%*

CBRE Group Inc., Class A	283	$8,156	(a)

Regional Banks — 0.9%

BB&T Corp.	744	24,753
Citizens Financial Group Inc.	500	10,475
Fifth Third Bancorp	780	13,018
Huntington Bancshares Inc.	775	7,394
KeyCorp	816	9,009
M&T Bank Corp.	157	17,427
People’s United Financial Inc.	297	4,731
Regions Financial Corp.	1,277	10,024
SunTrust Banks Inc.	502	18,112
The PNC Financial Services Group Inc.	480	40,594
Zions Bancorporation	153	3,704
		159,241

Research & Consulting Services — 0.3%

Equifax Inc.	116	13,258
Nielsen Holdings PLC	358	18,852
The Dun & Bradstreet Corp.	47	4,845
Verisk Analytics Inc.	152	12,148	(a)
		49,103

Residential REITs — 0.5%

Apartment Investment & Management Co., Class A	151	6,315
AvalonBay Communities Inc.	130	24,726
Equity Residential	347	26,035
Essex Property Trust Inc.	65	15,201
UDR Inc.	275	10,596
		82,873

Restaurants — 1.4%

Chipotle Mexican Grill Inc.	31	14,600	(a)
Darden Restaurants Inc.	112	7,426
McDonald’s Corp.	896	112,609
Starbucks Corp.	1,453	86,744
Yum! Brands Inc.	411	33,640
		255,019

Retail REITs — 0.7%

Federal Realty Investment Trust	72	11,236
General Growth Properties Inc.	572	17,006
Kimco Realty Corp.	404	11,627
Realty Income Corp.	244	15,252
Simon Property Group Inc.	294	61,061
The Macerich Co.	131	10,380
		126,562

Security & Alarm Services — 0.1%

The ADT Corp.	179	7,385
Tyco International PLC	414	15,198
		22,583

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Semiconductor Equipment — 0.3%

Applied Materials Inc.	1,131	$23,955
KLA-Tencor Corp.	152	11,067
Lam Research Corp.	155	12,803
		47,825

Semiconductors — 2.4%

Analog Devices Inc.	307	18,171
Broadcom Ltd.	371	57,320
First Solar Inc.	72	4,930	(a)
Intel Corp.	4,598	148,745
Linear Technology Corp.	233	10,382
Microchip Technology Inc.	198	9,544
Micron Technology Inc.	1,065	11,151	(a)
NVIDIA Corp.	502	17,886
Qorvo Inc.	137	6,906	(a)
QUALCOMM Inc.	1,472	75,278
Skyworks Solutions Inc.	188	14,645
Texas Instruments Inc.	967	55,525
Xilinx Inc.	251	11,905
		442,388

Soft Drinks — 2.0%

Coca-Cola Enterprises Inc.	204	10,351
Dr Pepper Snapple Group Inc.	186	16,632
Monster Beverage Corp.	151	20,140	(a)
PepsiCo Inc.	1,419	145,419
The Coca-Cola Co.	3,776	175,169
		367,711

Specialized Consumer Services — 0.0%*

H&R Block Inc.	229	6,050

Specialized Finance — 0.6%

CME Group Inc.	322	30,928
Intercontinental Exchange Inc.	113	26,571
McGraw Hill Financial Inc.	258	25,537
Moody’s Corp.	169	16,319
Nasdaq Inc.	124	8,231
		107,586

Specialized REITs — 0.9%

American Tower Corp.	404	41,357
Crown Castle International Corp.	318	27,507
Equinix Inc.	69	22,819
Extra Space Storage Inc.	129	12,056
Iron Mountain Inc.	213	7,223
Public Storage	140	38,616
Weyerhaeuser Co.	771	23,886
		173,464

Specialty Chemicals — 0.5%

Ecolab Inc.	253	28,215
International Flavors & Fragrances Inc.	78	8,874

	Number of Shares	Fair Value

PPG Industries Inc.	257	$28,653
The Sherwin-Williams Co.	75	21,350
		87,092

Specialty Stores — 0.2%

Signet Jewelers Ltd.	77	9,551
Staples Inc.	503	5,548
Tiffany & Co.	108	7,925
Tractor Supply Co.	131	11,850
		34,874

Steel — 0.1%

Nucor Corp.	313	14,805

Systems Software — 3.2%

CA Inc.	303	9,329
Microsoft Corp.	7,753	428,198
Oracle Corp.	3,123	127,762
Red Hat Inc.	179	13,337	(a)
Symantec Corp.	662	12,168
		590,794

Technology Hardware, Storage & Peripherals — 4.0%

Apple Inc.	5,408	589,418	(m)
EMC Corp.	1,850	49,303
Hewlett Packard Enterprise Co.	1,714	30,389
HP Inc.	1,778	21,905
NetApp Inc.	284	7,750
SanDisk Corp.	197	14,988
Seagate Technology PLC	292	10,059
Western Digital Corp.	227	10,724
		734,536

Tires & Rubber — 0.1%

The Goodyear Tire & Rubber Co.	262	8,641

Tobacco — 1.7%

Altria Group Inc.	1,913	119,869
Philip Morris International Inc.	1,509	148,048
Reynolds American Inc.	784	39,443
		307,360

Trading Companies & Distributors — 0.2%

Fastenal Co.	283	13,867
United Rentals Inc.	90	5,597	(a)
WW Grainger Inc.	56	13,072
		32,536

Trucking — 0.1%

JB Hunt Transport Services Inc.	87	7,329
Ryder System Inc.	69	4,470
		11,799

See Notes to Schedules of Investments and Notes to Financial Statements.

S&P 500 Index Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Water Utilities — 0.1%

American Water Works Company Inc.	200	$13,786

Total Common Stock (Cost $14,765,238)		17,488,835

Short-Term Investments — 4.9%

State Street Institutional U.S. Government Money Market Fund — Class G Shares 0.28% (Cost $910,779)		910,779	(d,m,n)

Total Investments (Cost $15,676,017)		18,399,614

Other Assets and Liabilities, net — 0.4%		69,705

NET ASSETS — 100.0%		$18,469,319

Other Information:

The Fund had the following long futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2016	9	$923,175	$20,272

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Large-Cap Core Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2016.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2015 – March 31, 2016

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,053.50	2.46
Service Class	1,000.00	1,052.10	3.75
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,022.60	2.43
Service Class	1,000.00	1,021.35	3.69

*	Expenses are equal to the Fund’s annualized expense ratio of 0.48% for Investment Class shares and 0.73% for Service Class shares (for the period October 1, 2015 – March 31, 2016), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Large-Cap Core Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities of large-capitalization U.S. companies, such as common and preferred stocks. The Fund invests in U.S. large-cap companies (meaning companies with market capitalizations of $8 billion or more) that the portfolio managers believe are undervalued by the market but have solid growth prospects.

Sector Allocation

Portfolio compositions as a % of Fair Value of Investments of $58,879 (in thousands) on March 31, 2016 (a)(b)

Top Ten Largest Holdings

as a % of Fair Value of Investments of $58,879 (in thousands) on March 31, 2016 (a)(b)

Alphabet Inc., Class A	3.45%
Apple Inc.	2.85%
Cisco Systems Inc.	2.59%
Johnson & Johnson	2.55%
Exxon Mobil Corp.	2.55%
Bank of America Corp.	2.40%
PepsiCo Inc.	2.24%
Merck & Company Inc.	2.24%
Comcast Corp., Class A	2.20%
Oracle Corp.	2.06%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

U.S. Large-Cap Core Equity Fund

Schedule of Investments	March 31, 2016 (Unaudited)

U.S. Large-Cap Core Equity Fund

	Number of Shares	Fair Value
Common Stock — 97.3%†

Aerospace & Defense — 4.6%

General Dynamics Corp.	3,230	$424,325
Hexcel Corp.	12,010	524,957
Honeywell International Inc.	9,767	1,094,392
The Boeing Co.	5,102	647,648
		2,691,322

Airlines — 1.3%

Delta Air Lines Inc.	15,312	745,388

Apparel, Accessories & Luxury Goods — 0.8%

VF Corp.	7,397	479,030

Asset Management & Custody Banks — 4.1%

Ameriprise Financial Inc.	8,736	821,271
Invesco Ltd.	28,111	864,976
State Street Corp.	11,966	700,250	(e)
		2,386,497

Auto Parts & Equipment — 1.7%

Delphi Automotive PLC	13,723	1,029,499

Automobile Manufacturers — 1.5%

Ford Motor Co.	65,784	888,084

Automotive Retail — 0.5%

Advance Auto Parts Inc.	1,941	311,220

Biotechnology — 3.8%

Amgen Inc.	7,951	1,192,094
Gilead Sciences Inc.	11,206	1,029,383
		2,221,477

Broadcasting — 0.8%

CBS Corp., Class B	8,412	463,417

Cable & Satellite — 2.2%

Comcast Corp., Class A	21,216	1,295,873

Communications Equipment — 2.6%

Cisco Systems Inc.	53,531	1,524,028

Consumer Finance — 1.7%

Discover Financial Services	19,090	972,063

Diversified Banks — 7.3%

Bank of America Corp.	104,362	1,410,974
Citigroup Inc.	16,516	689,543

	Number of Shares	Fair Value

JPMorgan Chase & Co.	19,834	$1,174,570
Wells Fargo & Co.	20,803	1,006,033
		4,281,120

Drug Retail — 1.5%

CVS Health Corp.	8,299	860,855

Electric Utilities — 1.8%

NextEra Energy Inc.	9,160	1,083,994

General Merchandise Stores — 1.6%

Dollar General Corp.	11,117	951,615

Healthcare Distributors — 1.5%

Cardinal Health Inc.	11,121	911,366

Healthcare Equipment — 2.9%

Boston Scientific Corp.	52,481	987,167	(a)
Stryker Corp.	6,603	708,436
		1,695,603

Home Improvement Retail — 1.8%

Lowe’s Companies Inc.	13,783	1,044,062

Hotels, Resorts & Cruise Lines — 0.5%

Hilton Worldwide Holdings Inc.	12,106	272,627

Household Products — 1.8%

The Procter & Gamble Co.	12,687	1,044,267

Housewares & Specialties — 0.3%

Newell Rubbermaid Inc.	4,199	185,974

Independent Power Producers & Energy Traders — 0.9%

Calpine Corp.	36,604	555,283	(a)

Industrial Machinery — 1.8%

Ingersoll-Rand PLC	17,252	1,069,797

Integrated Oil & Gas — 5.2%

Chevron Corp.	6,305	601,497
Exxon Mobil Corp.	17,931	1,498,852
Occidental Petroleum Corp.	13,900	951,177
		3,051,526

Integrated Telecommunication Services — 1.1%

Verizon Communications Inc.	11,569	625,652

Internet Software & Services — 3.5%

Alphabet Inc., Class A	2,664	2,032,366	(a,m)

IT Consulting & Other Services — 0.9%

Cognizant Technology Solutions Corp., Class A	8,605	539,533	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Large-Cap Core Equity Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Movies & Entertainment — 1.8%

Time Warner Inc.	14,236	$1,032,822

Multi-Line Insurance — 1.7%

The Hartford Financial Services Group Inc.	21,772	1,003,254

Multi-Utilities — 0.1%

Sempra Energy	850	88,442

Oil & Gas Equipment & Services — 1.3%

Schlumberger Ltd.	10,790	795,762

Oil & Gas Exploration & Production — 2.6%

Concho Resources Inc.	3,296	333,028	(a)
ConocoPhillips	12,459	501,724
Hess Corp.	13,694	720,989
		1,555,741

Packaged Foods & Meats — 1.1%

Mondelez International Inc., Class A	16,155	648,139

Paper Packaging — 0.4%

Packaging Corporation of America	3,944	238,218

Pharmaceuticals — 7.9%

Allergan PLC	4,521	1,211,764	(a)
Johnson & Johnson	13,893	1,503,223
Merck & Company Inc.	24,923	1,318,676
Pfizer Inc.	20,060	594,578
		4,628,241

Property & Casualty Insurance — 1.6%

Chubb Ltd.	4,388	522,830
XL Group PLC	11,420	420,256
		943,086

Railroads — 0.3%

CSX Corp.	7,729	199,022

Research & Consulting Services — 1.6%

Nielsen Holdings PLC	17,406	916,600

Semiconductor Equipment — 1.9%

Applied Materials Inc.	51,767	1,096,425

Semiconductors — 2.6%

NXP Semiconductors N.V.	4,322	350,384	(a)
QUALCOMM Inc.	22,504	1,150,855
		1,501,239

	Number of Shares	Fair Value

Soft Drinks — 2.2%

PepsiCo Inc.	12,892	$1,321,172

Specialized REITs — 2.7%

American Tower Corp.	10,807	1,106,313
Extra Space Storage Inc.	4,983	465,711
		1,572,024

Specialty Chemicals — 0.9%

PPG Industries Inc.	4,746	529,132

Systems Software — 2.1%

Oracle Corp.	29,667	1,213,677

Technology Hardware, Storage & Peripherals — 3.6%

Apple Inc.	15,401	1,678,555
Western Digital Corp.	9,514	449,441
		2,127,996

Trading Companies & Distributors — 0.9%

United Rentals Inc.	8,154	507,096	(a)

Total Common Stock (Cost $52,427,089)		57,131,626

Exchange Traded Funds — 1.7%

Financial Select Sector SPDR Fund	8,449	190,187	(n)
Industrial Select Sector SPDR Fund	14,737	817,462	(n)

Total Exchange Traded Funds (Cost $714,603)		1,007,649

Total Investments in Securities (Cost $53,141,692)		58,139,275

Short-Term Investments — 1.2%

State Street Institutional U.S. Government Money Market Fund — Class G Shares 0.28% (Cost $740,121)		740,121	(d,m,n)

Total Investments (Cost $53,881,813)		58,879,396

Liabilities in Excess of Other Assets, net — (0.2)%		(144,213)

NET ASSETS — 100.0%		$58,735,183

See Notes to Schedules of Investments and Notes to Financial Statements.

U.S. Large-Cap Core Equity Fund

Schedule of Investments	March 31, 2016 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2016	1	$102,575	$(338)

See Notes to Schedules of Investments and Notes to Financial Statements.

Premier Growth Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2016.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2015 – March 31, 2016

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,062.60	1.96
Service Class	1,000.00	1,060.80	3.25
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,023.10	1.92
Service Class	1,000.00	1,021.85	3.18

*	Expenses are equal to the Fund’s annualized expense ratio of 0.38% for Investment Class shares and 0.63% for Service Class shares (for the period October 1, 2015 – March 31, 2016), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Premier Growth Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in a limited number of large and medium-sized companies (meaning companies with market capitalizations of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential.

Sector Allocation

Portfolio compositions as a % of Fair Value of Investments of $327,968 (in thousands) on March 31, 2016 (a)(b)

Top Ten Largest Holdings

as a % of Fair Value of Investments of $327,968 (in thousands) on March 31, 2016 (a)(b)

Alphabet Inc., Class C	5.06%
Apple Inc.	4.73%
Visa Inc., Class A	4.57%
Allergan PLC	4.37%
Amazon.com Inc.	4.08%
Baidu Inc. ADR	3.94%
Medtronic PLC	3.81%
Amgen Inc.	3.62%
CME Group Inc.	3.52%
American Tower Corp.	3.47%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Premier Growth Equity Fund

Schedule of Investments	March 31, 2016 (Unaudited)

Premier Growth Equity Fund

	Number of Shares	Fair Value
Common Stock — 96.3%†

Air Freight & Logistics — 1.1%

United Parcel Service Inc., Class B	35,610	$3,755,787

Application Software — 2.4%

Intuit Inc.	75,672	7,870,645

Asset Management & Custody Banks — 2.2%

State Street Corp.	124,637	7,293,757	(e)

Biotechnology — 9.0%

Alexion Pharmaceuticals Inc.	49,855	6,940,813	(a)
Amgen Inc.	79,233	11,879,404
Gilead Sciences Inc.	81,904	7,523,701
Vertex Pharmaceuticals Inc.	40,952	3,255,275	(a)
		29,599,193

Cable & Satellite — 8.5%

Charter Communications Inc., Class A	19,586	3,964,794	(a)
Comcast Corp., Class A	138,881	8,482,851
Liberty Global PLC, Class C	280,432	10,533,026	(a)
Sirius XM Holdings Inc.	1,246,366	4,923,146	(a)
		27,903,817

Casinos & Gaming — 1.1%

Las Vegas Sands Corp.	67,660	3,496,669

Data Processing & Outsourced Services — 6.5%

PayPal Holdings Inc.	169,150	6,529,190	(a)
Visa Inc., Class A	195,858	14,979,220
		21,508,410

Fertilizers & Agricultural Chemicals — 0.5%

Monsanto Co.	20,478	1,796,740

Healthcare Equipment — 6.4%

Abbott Laboratories	200,309	8,378,925
Medtronic PLC	166,479	12,485,925
		20,864,850

Healthcare Supplies — 2.0%

The Cooper Companies Inc.	43,623	6,716,633

Home Improvement Retail — 3.2%

Lowe’s Companies Inc.	137,991	10,452,818

Internet Retail — 4.1%

Amazon.com Inc.	22,524	13,371,147	(a)

	Number of Shares	Fair Value

Internet Software & Services — 13.3%

Alphabet Inc., Class C	22,257	$16,580,352	(a)
Baidu Inc. ADR	67,660	12,914,941	(a)
Facebook Inc., Class A	93,477	10,665,726	(a)
LinkedIn Corp., Class A	29,379	3,359,488	(a)
		43,520,507

Investment Banking & Brokerage — 2.7%

The Charles Schwab Corp.	320,494	8,980,242

Movies & Entertainment — 2.6%

The Walt Disney Co.	85,465	8,487,529

Oil & Gas Equipment & Services — 2.4%

Schlumberger Ltd.	105,051	7,747,511

Pharmaceuticals — 4.4%

Allergan PLC	53,416	14,317,090	(a)

Semiconductors — 2.3%

QUALCOMM Inc.	146,892	7,512,057

Soft Drinks — 3.4%

PepsiCo Inc.	108,612	11,130,558

Specialized Finance — 6.9%

CME Group Inc.	120,185	11,543,769	(m)
McGraw Hill Financial Inc.	111,282	11,014,693
		22,558,462

Specialized REITs — 3.5%

American Tower Corp.	111,283	11,392,041

Systems Software — 1.4%

Microsoft Corp.	86,356	4,769,442

Technology Hardware, Storage & Peripherals — 4.7%

Apple Inc.	142,442	15,524,754

Trading Companies & Distributors — 1.7%

United Rentals Inc.	89,026	5,536,527	(a)

Total Common Stock (Cost $265,144,046)		316,107,186

See Notes to Schedules of Investments and Notes to Financial Statements.

Premier Growth Equity Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Fair Value
Short-Term Investments — 3.6%

State Street Institutional U.S. Government Money Market Fund — Class G Shares 0.28% (Cost $11,860,762)	$11,860,762	(d,m,n)

Total Investments (Cost $277,004,808)	327,967,948

Other Assets and Liabilities, net — 0.1%	328,967

NET ASSETS — 100.0%	$328,296,915

Other Information:

The Fund had the following long futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2016	40	$4,103,000	$83,385

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2016.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2015 – March 31, 2016

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,048.70	4.56
Service Class	1,000.00	1,047.10	5.83
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,020.55	4.50
Service Class	1,000.00	1,019.30	5.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.89% for Investment Class shares and 1.14% for Service Class shares (for the period October 1, 2015 – March 31, 2016), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Small-Cap Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks. The Fund uses a multi sub-adviser investment strategy that combines growth, value and core investment management styles, which allows the Fund the potential to benefit from both value and growth cycles in the marketplace.

Sector Allocation

Portfolio compositions as a % of Fair Value of Investments of $1,181,911 (in thousands) on March 31, 2016 (a)(b)

Top Ten Largest Holdings

as a % of Fair Value of Investments of $1,181,911 (in thousands) on March 31, 2016 (a)(b)

Blackbaud Inc.	1.27%
John Wiley & Sons Inc., Class A	1.20%
Woodward Inc.	1.05%
CLARCOR Inc.	0.97%
Darling Ingredients Inc.	0.94%
Integra LifeSciences Holdings Corp.	0.89%
MEDNAX Inc.	0.88%
Hill-Rom Holdings Inc.	0.85%
Endurance Specialty Holdings Ltd.	0.85%
TreeHouse Foods Inc.	0.83%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2016 (Unaudited)

Small-Cap Equity Fund

	Number of Shares	Fair Value
Common Stock — 94.9%†

Advertising — 0.1%

National CineMedia Inc.	42,500	$646,425

Aerospace & Defense — 0.5%

Esterline Technologies Corp.	33,929	2,173,831	(a)
Teledyne Technologies Inc.	46,027	4,056,820	(a)
		6,230,651

Agricultural & Farm Machinery — 0.7%

AGCO Corp.	166,050	8,252,685

Agricultural Products — 0.9%

Darling Ingredients Inc.	841,825	11,086,835	(a)

Airlines — 0.1%

Hawaiian Holdings Inc.	16,000	755,040	(a)

Alternative Carriers — 0.1%

Inteliquent Inc.	58,500	938,925

Aluminum — 0.0%*

Century Aluminum Co.	35,242	248,456	(a)

Apparel Retail — 1.1%

American Eagle Outfitters Inc.	50,463	841,218
Burlington Stores Inc.	34,980	1,967,275	(a)
Genesco Inc.	68,118	4,921,526	(a)
The Buckle Inc.	155,184	5,256,082
		12,986,101

Apparel, Accessories & Luxury Goods — 0.4%

G-III Apparel Group Ltd.	88,600	4,331,654	(a)

Application Software — 4.7%

ACI Worldwide Inc.	234,401	4,873,197	(a)
Blackbaud Inc.	238,730	15,013,730
Guidewire Software Inc.	115,000	6,265,200	(a)
Jive Software Inc.	388,113	1,467,067	(a)
Mentor Graphics Corp.	160,000	3,252,800
MicroStrategy Inc., Class A	4,900	880,628	(a)
PROS Holdings Inc.	223,500	2,635,065	(a)
PTC Inc.	99,088	3,285,758	(a)
Qlik Technologies Inc.	138,000	3,990,960	(a)
RealPage Inc.	364,469	7,595,534	(a)
Sapiens International Corporation N.V.	77,799	932,032
SS&C Technologies Holdings Inc.	69,342	4,397,669
Zix Corp.	221,300	869,709	(a)
		55,459,349

	Number of Shares	Fair Value

Asset Management & Custody Banks — 0.8%

Ashford Inc.	12,700	$578,993	(a)
Financial Engines Inc.	252,500	7,936,075
Westwood Holdings Group Inc.	10,646	624,388
		9,139,456

Auto Parts & Equipment — 1.0%

American Axle & Manufacturing Holdings Inc.	28,961	445,710	(a)
Cooper-Standard Holding Inc.	12,067	866,893	(a)
Drew Industries Inc.	4,683	301,866
Stoneridge Inc.	55,217	803,960	(a)
Tenneco Inc.	171,584	8,838,292	(a)
		11,256,721

Automobile Manufacturers — 0.7%

Thor Industries Inc.	110,060	7,018,526
Winnebago Industries Inc.	57,893	1,299,698
		8,318,224

Automotive Retail — 1.2%

CST Brands Inc.	248,000	9,495,920
Group 1 Automotive Inc.	50,265	2,950,053
Monro Muffler Brake Inc.	20,870	1,491,579
		13,937,552

Biotechnology — 2.2%

Achillion Pharmaceuticals Inc.	84,600	653,112	(a)
Aduro Biotech Inc.	35,200	450,912	(a)
Agios Pharmaceuticals Inc.	7,000	284,200	(a)
BioCryst Pharmaceuticals Inc.	270,100	764,383	(a)
Cepheid	230,000	7,672,800	(a)
Concert Pharmaceuticals Inc.	28,500	389,310	(a)
CytomX Therapeutics Inc.	47,300	610,170	(a)
FibroGen Inc.	27,000	574,830	(a)
Five Prime Therapeutics Inc.	18,600	755,718	(a)
Geron Corp.	251,800	735,256	(a)
Halozyme Therapeutics Inc.	84,900	804,003	(a)
Inovio Pharmaceuticals Inc.	97,500	849,225	(a)
Insys Therapeutics Inc.	30,500	487,695	(a)
MacroGenics Inc.	28,800	540,000	(a)
MiMedx Group Inc.	56,400	492,936	(a)
Natera Inc.	64,300	612,136	(a)
NewLink Genetics Corp.	17,700	322,140	(a)
Raptor Pharmaceutical Corp.	148,600	683,560	(a)
Regulus Therapeutics Inc.	90,000	623,700	(a)
Repligen Corp.	216,243	5,799,637	(a)
Rigel Pharmaceuticals Inc.	282,500	587,600	(a)
Seres Therapeutics Inc.	24,200	642,752	(a)
Voyager Therapeutics Inc.	28,300	247,059	(a)
		25,583,134

Brewers — 0.5%

The Boston Beer Company Inc., Class A	29,700	5,496,579	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Broadcasting — 0.0%*

Gray Television Inc.	42,579	$499,026	(a)

Building Products — 0.4%

American Woodmark Corp.	9,400	701,146	(a)
Apogee Enterprises Inc.	12,134	532,561
Builders FirstSource Inc.	68,992	777,540	(a)
Simpson Manufacturing Company Inc.	751	28,666
Universal Forest Products Inc.	27,788	2,384,766
		4,424,679

Casinos & Gaming — 0.3%

Churchill Downs Inc.	6,300	931,644
Eldorado Resorts Inc.	68,600	784,784	(a)
Isle of Capri Casinos Inc.	45,400	635,600	(a)
Pinnacle Entertainment Inc.	19,108	670,691	(a)
		3,022,719

Commercial Printing — 0.6%

Brady Corp., Class A	247,400	6,640,216
Deluxe Corp.	5,294	330,822
		6,971,038

Commodity Chemicals — 0.1%

Core Molding Technologies Inc.	15,227	190,033	(a)
Koppers Holdings Inc.	22,740	510,968	(a)
Trinseo S.A.	23,451	863,231	(a)
		1,564,232

Communications Equipment — 0.5%

ADTRAN Inc.	57,235	1,157,292
CalAmp Corp.	46,254	829,334	(a)
Extreme Networks Inc.	119,400	371,334	(a)
Finisar Corp.	45,616	832,036	(a)
Ixia	63,700	793,702	(a)
Lumentum Holdings Inc.	14,137	381,275	(a)
Plantronics Inc.	19,645	769,887
Ruckus Wireless Inc.	51,712	507,295	(a)
		5,642,155

Construction & Engineering — 1.0%

Chicago Bridge & Iron Company N.V.	242,420	8,870,148
Comfort Systems USA Inc.	40,295	1,280,172
Dycom Industries Inc.	11,108	718,354	(a)
Granite Construction Inc.	7,366	352,095
Valmont Industries Inc.	2,747	340,189
		11,560,958

Construction Machinery & Heavy Trucks — 0.9%

Alamo Group Inc.	26,965	1,502,220
Astec Industries Inc.	38,748	1,808,369
Trinity Industries Inc.	335,845	6,149,322
Wabash National Corp.	104,247	1,376,061	(a)
		10,835,972

	Number of Shares	Fair Value

Consumer Electronics — 0.1%

Skullcandy Inc.	54,322	$193,386	(a)
ZAGG Inc.	62,000	558,620	(a)
		752,006

Data Processing & Outsourced Services — 2.1%

Broadridge Financial Solutions Inc.	126,635	7,510,722
CoreLogic Inc.	129,224	4,484,073	(a)
CSG Systems International Inc.	64,780	2,925,465
Higher One Holdings Inc.	309,917	1,211,775	(a)
WEX Inc.	101,500	8,461,040	(a)
		24,593,075

Distillers & Vintners — 0.1%

MGP Ingredients Inc.	27,600	669,024

Distributors — 0.8%

LKQ Corp.	283,492	9,051,900	(a)

Diversified Metals & Mining — 0.0%*

Ferroglobe PLC	61,000	537,410

Diversified REITs — 0.5%

Cousins Properties Inc.	508,743	5,280,752
Gramercy Property Trust	129,780	1,096,641
		6,377,393

Diversified Support Services — 1.5%

Healthcare Services Group Inc.	207,266	7,629,461
Ritchie Bros Auctioneers Inc.	345,819	9,364,779
UniFirst Corp.	11,523	1,257,390
		18,251,630

Education Services — 0.4%

Capella Education Co.	12,900	679,056
ITT Educational Services Inc.	199,161	615,407	(a)
K12 Inc.	291,895	2,886,842	(a)
		4,181,305

Electric Utilities — 1.1%

ALLETE Inc.	20,433	1,145,678
IDACORP Inc.	124,623	9,295,630
PNM Resources Inc.	37,031	1,248,685
Portland General Electric Co.	16,607	655,810
The Empire District Electric Co.	16,391	541,723
		12,887,526

Electrical Components & Equipment — 0.4%

Encore Wire Corp.	62,705	2,441,106
EnerSys	15,625	870,625
Franklin Electric Company Inc.	21,356	687,022
Regal Beloit Corp.	9,129	575,949
		4,574,702

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Electronic Components — 0.7%

Belden Inc.	12,935	$793,950
Littelfuse Inc.	52,308	6,439,638
Rogers Corp.	22,579	1,351,805	(a)
		8,585,393

Electronic Equipment & Instruments — 1.0%

Coherent Inc.	9,800	900,620	(a)
Control4 Corp.	138,735	1,104,331	(a)
FARO Technologies Inc.	19,317	622,200	(a)
Rofin-Sinar Technologies Inc.	51,263	1,651,694	(a)
VeriFone Systems Inc.	160,727	4,538,930	(a)
Zebra Technologies Corp., Class A	38,755	2,674,095	(a)
		11,491,870

Electronic Manufacturing Services — 0.2%

Methode Electronics Inc.	36,974	1,081,120
Plexus Corp.	29,304	1,158,094	(a)
		2,239,214

Environmental & Facilities Services — 0.9%

Clean Harbors Inc.	198,290	9,783,629	(a)
SP Plus Corp.	33,200	798,792	(a)
		10,582,421

Food Distributors — 0.6%

SpartanNash Co.	236,629	7,172,225

Food Retail — 0.8%

Casey’s General Stores Inc.	11,790	1,336,043
The Fresh Market Inc.	303,000	8,644,590	(a)
		9,980,633

Footwear — 1.1%

Deckers Outdoor Corp.	71,444	4,280,210	(a)
Wolverine World Wide Inc.	502,000	9,246,840
		13,527,050

Gas Utilities — 0.1%

South Jersey Industries Inc.	49,022	1,394,676

Health Care REITs — 0.4%

CareTrust REIT Inc.	28,010	355,727
National Health Investors Inc.	10,772	716,553
Omega Healthcare Investors Inc.	108,995	3,847,524
Sabra Health Care REIT Inc.	1,923	38,633
		4,958,437

Healthcare Distributors — 0.3%

Aceto Corp.	99,000	2,332,440
Owens & Minor Inc.	17,857	721,780
		3,054,220

	Number of Shares	Fair Value

Healthcare Equipment — 5.4%

Abaxis Inc.	21,500	$975,885
ABIOMED Inc.	5,000	474,050	(a)
Cantel Medical Corp.	77,000	5,494,720
Cardiovascular Systems Inc.	212,500	2,203,625	(a)
CONMED Corp.	109,100	4,575,654
Exactech Inc.	25,551	517,663	(a)
Globus Medical Inc., Class A	213,184	5,063,120	(a)
Greatbatch Inc.	22,199	791,172	(a)
Hill-Rom Holdings Inc.	199,425	10,031,078
Inogen Inc.	23,100	1,039,038	(a)
Insulet Corp.	146,500	4,857,940	(a)
Integra LifeSciences Holdings Corp.	156,500	10,541,840	(a)
iRadimed Corp.	30,300	580,548	(a)
K2M Group Holdings Inc.	34,400	510,152	(a)
LeMaitre Vascular Inc.	61,900	960,688
Masimo Corp.	143,800	6,016,592	(a)
Natus Medical Inc.	13,078	502,588	(a)
NuVasive Inc.	142,700	6,942,355	(a)
NxStage Medical Inc.	44,600	668,554	(a)
Orthofix International N.V.	8,385	348,145	(a)
Zeltiq Aesthetics Inc.	23,800	646,408	(a)
		63,741,815

Healthcare Facilities — 0.8%

Amsurg Corp.	126,755	9,455,923	(a)

Healthcare Services — 2.0%

Addus HomeCare Corp.	16,000	275,040	(a)
Air Methods Corp.	84,728	3,068,848	(a)
AMN Healthcare Services Inc.	39,966	1,343,257	(a)
BioTelemetry Inc.	79,200	925,056	(a)
Cross Country Healthcare Inc.	57,000	662,910	(a)
Diplomat Pharmacy Inc.	23,497	643,818	(a)
Envision Healthcare Holdings Inc.	12,482	254,633	(a)
LHC Group Inc.	21,200	753,872	(a)
MEDNAX Inc.	160,998	10,403,691	(a)
RadNet Inc.	100,300	484,449	(a)
Team Health Holdings Inc.	108,690	4,544,329	(a)
		23,359,903

Healthcare Supplies — 1.2%

Endologix Inc.	399,047	3,336,033	(a)
Halyard Health Inc.	57,000	1,637,610	(a)
ICU Medical Inc.	56,900	5,923,290	(a)
Merit Medical Systems Inc.	23,753	439,193	(a)
OraSure Technologies Inc.	148,200	1,071,486	(a)
RTI Surgical Inc.	132,400	529,600	(a)
Vascular Solutions Inc.	21,800	709,154	(a)
		13,646,366

Healthcare Technology — 1.5%

HMS Holdings Corp.	413,803	5,938,073	(a)
Medidata Solutions Inc.	140,000	5,419,400	(a)
Omnicell Inc.	169,300	4,718,391	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Quality Systems Inc.	41,066	$625,846
Vocera Communications Inc.	73,822	941,230	(a)
		17,642,940

Home Building — 0.2%

Meritage Homes Corp.	25,784	940,084	(a)
TopBuild Corp.	30,993	921,732	(a)
		1,861,816

Home Furnishings — 0.1%

Ethan Allen Interiors Inc.	35,572	1,131,901

Hotel & Resort REITs — 0.4%

Ashford Hospitality Trust Inc.	84,593	539,703
Hersha Hospitality Trust	48,707	1,039,408
RLJ Lodging Trust	145,900	3,338,192
		4,917,303

Hotels, Resorts & Cruise Lines — 0.2%

Interval Leisure Group Inc.	167,325	2,416,173

Household Appliances — 0.1%

Helen of Troy Ltd.	12,449	1,290,837	(a)

Housewares & Specialties — 0.1%

Tupperware Brands Corp.	10,588	613,892

Human Resource & Employment Services — 0.1%

Insperity Inc.	15,519	802,798

Industrial Conglomerates — 0.2%

Raven Industries Inc.	181,000	2,899,620

Industrial Machinery — 7.4%

Actuant Corp., Class A	198,500	4,904,935
Altra Industrial Motion Corp.	33,626	934,130
Barnes Group Inc.	93,980	3,292,119
CLARCOR Inc.	197,794	11,430,515
IDEX Corp.	93,790	7,773,315
John Bean Technologies Corp.	44,600	2,515,886
LB Foster Co., Class A	36,773	667,798
Luxfer Holdings PLC ADR	208,417	2,211,304
Lydall Inc.	116,000	3,772,320	(a)
Mueller Industries Inc.	167,182	4,918,495
Nordson Corp.	78,310	5,954,692
RBC Bearings Inc.	92,000	6,739,920	(a)
Standex International Corp.	57,500	4,474,075
The Gorman-Rupp Co.	63,900	1,656,927
The Timken Co.	236,005	7,903,808
TriMas Corp.	354,000	6,202,080	(a)
Woodward Inc.	239,191	12,442,716
		87,795,035

Industrial REITs — 0.2%

Rexford Industrial Realty Inc.	55,861	1,014,436
STAG Industrial Inc.	61,585	1,253,870
		2,268,306

	Number of Shares	Fair Value

Internet Retail — 0.1%

Overstock.com Inc.	83,400	$1,199,292	(a)

Internet Software & Services — 2.8%

Alarm.com Holdings Inc.	25,900	613,830	(a)
Brightcove Inc.	100,600	627,744	(a)
comScore Inc.	22,200	666,888	(a)
Cornerstone OnDemand Inc.	163,485	5,357,403	(a)
EarthLink Holdings Corp.	110,700	627,669
Envestnet Inc.	115,500	3,141,600	(a)
GoDaddy Inc., Class A	37,225	1,203,484	(a)
LogMeIn Inc.	153,500	7,745,610	(a)
NIC Inc.	425,049	7,663,634
SciQuest Inc.	64,800	899,424	(a)
SPS Commerce Inc.	58,500	2,511,990	(a)
TrueCar Inc.	84,200	470,678	(a)
XO Group Inc.	85,386	1,370,445	(a)
		32,900,399

Investment Banking & Brokerage — 1.0%

Piper Jaffray Cos.	35,521	1,760,421	(a)
Raymond James Financial Inc.	184,043	8,762,287
Stifel Financial Corp.	34,384	1,017,766	(a)
		11,540,474

IT Consulting & Other Services — 0.2%

Perficient Inc.	53,085	1,153,006	(a)
The Hackett Group Inc.	53,800	813,456
Unisys Corp.	96,064	739,693	(a)
		2,706,155

Leisure Products — 0.7%

Brunswick Corp.	12,831	615,631
Nautilus Inc.	14,689	283,792	(a)
Polaris Industries Inc.	75,155	7,401,264
		8,300,687

Life & Health Insurance — 0.1%

American Equity Investment Life Holding Co.	49,950	839,160

Life Sciences Tools & Services — 2.0%

Albany Molecular Research Inc.	254,225	3,887,100	(a)
Bruker Corp.	182,544	5,111,232
Cambrex Corp.	22,903	1,007,732	(a)
Charles River Laboratories International Inc.	12,983	985,929	(a)
ICON PLC	103,127	7,744,838	(a)
INC Research Holdings Inc., Class A	90,990	3,749,698	(a)
PAREXEL International Corp.	8,556	536,718	(a)
PRA Health Sciences Inc.	13,300	568,708	(a)
		23,591,955

Managed Healthcare — 1.1%

Centene Corp.	140,280	8,637,040	(a)
Molina Healthcare Inc.	65,202	4,204,877	(a)
		12,841,917

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Marine — 0.1%

Matson Inc.	34,420	$1,382,651

Multi-Line Insurance — 0.0%*

Horace Mann Educators Corp.	16,655	527,797

Multi-Utilities — 0.1%

Avista Corp.	29,905	1,219,526

Office REITs — 0.1%

Corporate Office Properties Trust	56,176	1,474,058

Office Services & Supplies — 1.2%

Herman Miller Inc.	167,405	5,171,140
HNI Corp.	9,444	369,922
Steelcase Inc., Class A	56,033	836,012
West Corp.	323,143	7,374,123
		13,751,197

Oil & Gas Drilling — 0.0%*

Nabors Industries Ltd.	39,406	362,535

Oil & Gas Equipment & Services — 1.3%

CARBO Ceramics Inc.	185,390	2,632,538
Dril-Quip Inc.	31,473	1,906,005	(a)
Fairmount Santrol Holdings Inc.	344,090	863,666	(a)
Forum Energy Technologies Inc.	413,250	5,454,900	(a)
Geospace Technologies Corp.	15,511	191,406	(a)
Hornbeck Offshore Services Inc.	56,931	565,325	(a)
Natural Gas Services Group Inc.	28,755	621,971	(a)
Oil States International Inc.	102,582	3,233,384	(a)
		15,469,195

Oil & Gas Exploration & Production — 1.4%

Carrizo Oil & Gas Inc.	75,604	2,337,676	(a)
Denbury Resources Inc.	942,500	2,092,350
Memorial Resource Development Corp.	29,488	300,188	(a)
Newfield Exploration Co.	264,100	8,781,325	(a)
Parsley Energy Inc., Class A	42,640	963,664	(a)
Rice Energy Inc.	1,400	19,544	(a)
SM Energy Co.	122,871	2,302,602
Synergy Resources Corp.	32,170	249,961	(a)
		17,047,310

Oil & Gas Refining & Marketing — 0.1%

Western Refining Inc.	30,777	895,303

Packaged Foods & Meats — 2.7%

B&G Foods Inc.	114,500	3,985,745
J&J Snack Foods Corp.	3,091	334,693
Lifeway Foods Inc.	67,900	735,357	(a)
Sanderson Farms Inc.	101,676	9,169,142
Snyder’s-Lance Inc.	230,500	7,256,140
TreeHouse Foods Inc.	113,500	9,846,125	(a)
		31,327,202

	Number of Shares	Fair Value

Paper Packaging — 0.2%

Packaging Corporation of America	46,689	$2,820,016

Paper Products — 0.1%

Neenah Paper Inc.	25,613	1,630,524

Personal Products — 0.1%

Elizabeth Arden Inc.	80,100	656,019	(a)

Pharmaceuticals — 0.3%

Corcept Therapeutics Inc.	158,100	739,908	(a)
Corium International Inc.	39,269	151,578	(a)
Lannett Company Inc.	13,157	235,905	(a)
Orexigen Therapeutics Inc.	286,400	161,157	(a)
Pacira Pharmaceuticals Inc.	8,000	423,840	(a)
Pernix Therapeutics Holdings Inc.	158,100	166,005	(a)
Phibro Animal Health Corp., Class A	47,000	1,270,880
Prestige Brands Holdings Inc.	16,604	886,488	(a)
		4,035,761

Property & Casualty Insurance — 2.4%

Allied World Assurance Company Holdings AG	257,000	8,979,580
AMERISAFE Inc.	59,460	3,124,028
Argo Group International Holdings Ltd.	111,688	6,409,774
HCI Group Inc.	19,992	665,734
Heritage Insurance Holdings Inc.	37,114	592,711
James River Group Holdings Ltd.	5,800	187,108
RLI Corp.	65,983	4,411,623
The Navigators Group Inc.	44,500	3,732,215	(a)
		28,102,773

Publishing — 1.2%

John Wiley & Sons Inc., Class A	289,163	14,137,179

Railroads — 0.5%

Genesee & Wyoming Inc., Class A	97,239	6,096,885	(a)

Real Estate Services — 0.1%

Altisource Portfolio Solutions S.A.	27,800	671,370	(a)

Regional Banks — 8.5%

Bank of the Ozarks Inc.	31,050	1,303,169
BankUnited Inc.	31,508	1,085,136
Banner Corp.	24,408	1,026,112
Bryn Mawr Bank Corp.	116,500	2,997,545
Camden National Corp.	16,169	679,098
Cascade Bancorp	67,137	383,352	(a)
CoBiz Financial Inc.	24,840	293,609
Columbia Banking System Inc.	23,323	697,824
Community Bank System Inc.	121,500	4,642,515
Cullen/Frost Bankers Inc.	38,342	2,113,028
CVB Financial Corp.	322,500	5,627,625

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Enterprise Financial Services Corp.	20,175	$545,532
FCB Financial Holdings Inc., Class A	37,686	1,253,436	(a)
Fidelity Southern Corp.	33,710	540,708
First Financial Bankshares Inc.	157,000	4,644,060
First Foundation Inc.	14,824	332,502	(a)
Fulton Financial Corp.	418,639	5,601,390
German American Bancorp Inc.	34,000	1,094,800
Great Southern Bancorp Inc.	12,636	469,175
Home BancShares Inc.	28,761	1,177,763
Iberiabank Corp.	69,865	3,581,979
Independent Bank Corp.	72,000	3,309,120
Lakeland Financial Corp.	9,241	423,053
LegacyTexas Financial Group Inc.	42,049	826,263
NBT Bancorp Inc.	23,000	619,850
Old National Bancorp	20,776	253,259
PacWest Bancorp	51,698	1,920,581
PrivateBancorp Inc.	181,745	7,015,357
Prosperity Bancshares Inc.	170,024	7,887,413
Renasant Corp.	247,487	8,144,797
South State Corp.	8,099	520,199
Southwest Bancorp Inc.	35,629	536,216
Stock Yards Bancorp Inc.	63,400	2,442,802
SVB Financial Group	51,147	5,219,551	(a)
UMB Financial Corp.	172,500	8,906,175
Umpqua Holdings Corp.	88,457	1,402,928
Union Bankshares Corp.	29,133	717,546
United Community Banks Inc.	74,197	1,370,419
Washington Trust Bancorp Inc.	99,000	3,694,680
Westamerica Bancorporation	82,177	4,002,842
Wintrust Financial Corp.	27,704	1,228,395
		100,531,804

Reinsurance — 0.9%

Endurance Specialty Holdings Ltd.	153,000	9,997,020
Maiden Holdings Ltd.	81,817	1,058,712
		11,055,732

Research & Consulting Services — 0.3%

Resources Connection Inc.	237,287	3,692,186

Residential REITs — 0.7%

Education Realty Trust Inc.	162,635	6,765,616
Sun Communities Inc.	19,170	1,372,764
		8,138,380

Restaurants — 1.5%

BJ’s Restaurants Inc.	20,404	848,194	(a)
Buffalo Wild Wings Inc.	23,000	3,406,760	(a)
Cracker Barrel Old Country Store Inc.	26,185	3,997,664
Del Taco Restaurants Inc.	26,363	272,330	(a)
El Pollo Loco Holdings Inc.	161,000	2,147,740	(a)
Red Robin Gourmet Burgers Inc.	4,317	278,317	(a)
Texas Roadhouse Inc.	150,177	6,544,714
		17,495,719

	Number of Shares	Fair Value

Retail REITs — 0.2%

Retail Opportunity Investments Corp.	53,457	$1,075,555
Tanger Factory Outlet Centers Inc.	25,810	939,226
		2,014,781

Security & Alarm Services — 1.1%

The ADT Corp.	79,755	3,290,691
The Brink’s Co.	277,630	9,325,592
		12,616,283

Semiconductor Equipment — 0.5%

Advanced Energy Industries Inc.	24,500	852,355	(a)
Brooks Automation Inc.	43,492	452,317
Cabot Microelectronics Corp.	16,300	666,833
Rudolph Technologies Inc.	289,097	3,949,065	(a)
		5,920,570

Semiconductors — 1.2%

Diodes Inc.	8,957	180,036	(a)
Exar Corp.	98,816	568,192	(a)
Lattice Semiconductor Corp.	85,726	486,924	(a)
MaxLinear Inc., Class A	37,593	695,470	(a)
Microsemi Corp.	194,868	7,465,393	(a)
Semtech Corp.	242,018	5,321,976	(a)
		14,717,991

Specialized Finance — 0.0%*

NewStar Financial Inc.	37,632	329,280	(a)

Specialized REITs — 0.6%

CoreSite Realty Corp.	89,847	6,290,188
Potlatch Corp.	40,890	1,288,035
		7,578,223

Specialty Chemicals — 2.7%

Balchem Corp.	53,419	3,313,046
HB Fuller Co.	112,238	4,764,503
Innospec Inc.	103,000	4,466,080
KMG Chemicals Inc.	32,760	755,773
PolyOne Corp.	170,519	5,158,200
Quaker Chemical Corp.	56,322	4,779,485
Sensient Technologies Corp.	139,200	8,833,632
		32,070,719

Specialty Stores — 0.3%

Hibbett Sports Inc.	89,500	3,213,050	(a)

Steel — 0.4%

Commercial Metals Co.	198,485	3,368,290
Ryerson Holding Corp.	132,792	738,324	(a)
Schnitzer Steel Industries Inc., Class A	24,468	451,190
		4,557,804

See Notes to Schedules of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Systems Software — 1.3%

Barracuda Networks Inc.	33,477	$515,546	(a)
CommVault Systems Inc.	82,900	3,578,793	(a)
FleetMatics Group PLC	60,000	2,442,600	(a)
Gigamon Inc.	42,611	1,321,793	(a)
Qualys Inc.	276,500	6,998,215	(a)
The Rubicon Project Inc.	51,331	938,331	(a)
		15,795,278

Technology Distributors — 0.1%

Insight Enterprises Inc.	21,778	623,722	(a)
ScanSource Inc.	26,557	1,072,372	(a)
		1,696,094

Technology Hardware, Storage & Peripherals — 0.8%

Diebold Inc.	294,145	8,503,732
Immersion Corp.	86,200	712,012	(a)
Super Micro Computer Inc.	17,642	601,239	(a)
		9,816,983

Thrifts & Mortgage Finance — 0.3%

Essent Group Ltd.	31,739	660,171	(a)
EverBank Financial Corp.	20,347	307,036
HomeStreet Inc.	58,792	1,223,462	(a)
LendingTree Inc.	6,900	674,682	(a)
Washington Federal Inc.	52,828	1,196,554
		4,061,905

Tires & Rubber — 0.1%

Cooper Tire & Rubber Co.	15,972	591,283

Trading Companies & Distributors — 0.7%

Applied Industrial Technologies Inc.	192,051	8,335,013

Trucking — 0.9%

Heartland Express Inc.	57,009	1,057,517
Landstar System Inc.	36,500	2,358,265
Old Dominion Freight Line Inc.	81,164	5,650,637	(a)
Saia Inc.	51,798	1,458,114	(a)
YRC Worldwide Inc.	70,200	654,264	(a)
		11,178,797

Wireless Telecommunication Services — 0.1%

Shenandoah Telecommunications Co.	49,200	1,316,100

Total Common Stock (Cost $1,009,765,053)		1,120,146,619

	Fair Value
Short-Term Investments — 5.2%

State Street Institutional U.S. Government Money Market Fund — Class G Shares 0.28% (Cost $61,764,280)	$61,764,280	(d,m,n)

Total Investments (Cost $1,071,529,333)	1,181,910,899

Liabilities in Excess of Other Assets, net — (0.1)%	(731,355)

NET ASSETS — 100.0%	$1,181,179,544

Other Information:

The Fund had the following long futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	June 2016	194	$21,526,240	$614,991

See Notes to Schedules of Investments and Notes to Financial Statements.

International Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2016.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2015 – March 31, 2016

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,005.10	2.81
Service Class	1,000.00	1,003.60	4.06
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,022.20	2.83
Service Class	1,000.00	1,020.95	4.09

*	Expenses are equal to the Fund’s annualized expense ratio of 0.56% for Investment Class shares and 0.81% for Service Class shares (for the period October 1, 2015 – March 31, 2016), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

International Equity Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily (meaning at least 65%) in companies located in both developed and emerging market countries outside the United States.

Regional Allocation as of March 31, 2016

Portfolio composition as a % of Fair Value of Investments of $1,258,187 (in thousands) on March 31, 2016 (a)(b)

Top Ten Largest Holdings

as a % of Fair Value of Investments of $1,258,187 (in thousands) on March 31, 2016 (a)(b)

Roche Holding AG	2.91%
Baidu Inc. ADR	2.47%
AIA Group Ltd.	2.40%
Nidec Corp.	2.37%
Continental AG	2.28%
Vodafone Group PLC	2.27%
Telefonaktiebolaget LM Ericsson, Class B	2.26%
Anheuser-Busch InBev S.A.	2.08%
Sanofi	1.98%
Mitsui Fudosan Company Ltd.	1.96%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

International Equity Fund

Schedule of Investments	March 31, 2016 (Unaudited)

International Equity Fund

	Number of Shares	Fair Value
Common Stock — 97.2%†

Australia — 1.4%

Insurance Australia Group Ltd.	4,196,898	$18,014,821

Belgium — 2.1%

Anheuser-Busch InBev S.A.	210,335	26,185,843

Canada — 1.5%

Brookfield Asset Management Inc., Class A	189,532	6,618,857
Cenovus Energy Inc.	934,516	12,210,229
		18,829,086

China — 2.5%

Baidu Inc. ADR	163,028	31,118,785	(a)

France — 13.1%

Airbus Group SE	104,797	6,968,243
AXA S.A.	731,603	17,249,223
BNP Paribas S.A.	465,602	23,467,420
Credit Agricole S.A.	752,949	8,166,667
Safran S.A.	147,813	10,355,714
Sanofi	308,964	24,948,394
Schneider Electric SE	237,069	15,004,247
Technip S.A.	388,561	21,568,052
Total S.A.	247,587	11,302,444
Vivendi S.A.	661,992	13,940,819
Zodiac Aerospace	617,446	12,390,588
		165,361,811

Germany — 9.9%

Bayer AG	186,055	21,901,569
Continental AG	126,093	28,737,868
Fresenius SE & Company KGaA	256,685	18,781,779
HeidelbergCement AG	186,951	16,031,268
Linde AG	97,557	14,235,463
SAP SE	236,017	19,122,579
Zalando SE	202,642	6,662,065	(a)
		125,472,591

Hong Kong — 2.4%

AIA Group Ltd.	5,323,602	30,164,481	(m)

India — 2.3%

ICICI Bank Ltd.	4,766,925	16,908,916
Power Grid Corporation of India Ltd.	6,101,008	12,805,921
		29,714,837

Ireland — 1.2%

Kerry Group PLC, Class A	166,072	15,495,579

Italy — 1.3%

Intesa Sanpaolo S.p.A.	5,927,927	16,442,089

	Number of Shares	Fair Value

Japan — 25.9%

Astellas Pharma Inc.	851,500	$11,337,424
East Japan Railway Co.	123,600	10,681,319
FANUC Corp.	70,449	10,959,569
Fast Retailing Company Ltd.	14,759	4,729,918
Fuji Heavy Industries Ltd.	407,800	14,422,394
Japan Post Holdings Company Ltd.	576,900	7,709,451
Kao Corp.	407,100	21,743,150
Keyence Corp.	43,694	23,865,605
Mitsubishi Estate Company Ltd.	1,010,724	18,799,044
Mitsubishi Heavy Industries Ltd.	1,874,400	6,972,611
Mitsubishi UFJ Financial Group Inc.	3,922,300	18,199,025
Mitsui Fudosan Company Ltd.	986,825	24,654,162
Murata Manufacturing Company Ltd.	112,479	13,580,142
Nidec Corp.	435,674	29,851,199
Rakuten Inc.	843,878	8,150,092
Secom Company Ltd.	205,300	15,281,283
Shimano Inc.	113,000	17,734,953
SoftBank Group Corp.	344,201	16,432,960
Sumitomo Mitsui Financial Group Inc.	601,900	18,272,012
Tokio Marine Holdings Inc.	385,946	13,048,577
Toyota Motor Corp.	390,481	20,678,348
		327,103,238

Mexico — 0.4%

Grupo Financiero Banorte SAB de C.V., Class O	977,215	5,582,945

Netherlands — 3.2%

ASML Holding N.V.	240,678	24,486,355
ING Groep N.V.	1,347,825	16,326,773
		40,813,128

Norway — 1.7%

Statoil ASA	1,369,675	21,576,987

South Korea — 1.0%

Samsung Electronics Company Ltd.	10,990	12,608,325

Spain — 0.8%

Banco Bilbao Vizcaya Argentaria S.A.	1,594,516	10,615,098

Sweden — 6.0%

Assa Abloy AB, Class B	986,840	19,501,371
Hexagon AB, Class B	461,118	17,974,427
Svenska Cellulosa AB SCA, Class B	300,282	9,397,356
Telefonaktiebolaget LM Ericsson, Class B	2,836,739	28,448,923
		75,322,077

Switzerland — 7.6%

Geberit AG	39,165	14,694,288

See Notes to Schedules of Investments and Notes to Financial Statements.

International Equity Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Givaudan S.A.	9,703	$19,109,130
Nestle S.A.	218,205	16,371,356
Roche Holding AG	148,062	36,596,121
The Swatch Group AG	28,332	9,854,737
		96,625,632

Taiwan — 1.7%

Taiwan Semiconductor Manufacturing Company Ltd.	4,371,548	22,004,436

United Kingdom — 11.2%

Barclays PLC	6,708,716	14,463,656
BHP Billiton PLC	571,861	6,434,113
Capita PLC	327,174	4,899,976
HSBC Holdings PLC	1,042,679	6,502,610
Johnson Matthey PLC	270,843	10,681,915
Prudential PLC	730,426	13,658,435
Shire PLC	333,785	18,993,269
Smith & Nephew PLC	1,292,865	21,332,536
Vodafone Group PLC	8,971,479	28,523,090
WPP PLC	691,034	16,159,740
		141,649,340

Total Common Stock (Cost $1,261,926,875)		1,230,701,129

Short-Term Investments — 2.2%

State Street Institutional U.S. Government Money Market Fund — Class G Shares 0.28% (Cost $27,486,186)		27,486,186	(d,m,n)

Total Investments (Cost $1,289,413,061)		1,258,187,315

Other Assets and Liabilities, net — 0.6%		7,112,879

NET ASSETS — 100.0%		$1,265,300,194

Other Information:

The Fund had the following long futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	June 2016	238	$7,949,254	$(121,040)
FTSE 100 Index Futures	June 2016	23	2,020,829	16,136
Topix Index Futures	June 2016	47	5,634,815	9,847

				$(95,057)

The Fund was invested in the following sectors at March 31, 2016 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Banks	12.32%
Pharmaceuticals	9.04%
Life & Health Insurance	4.10%
Diversified Real Estate Activities	3.98%
Integrated Oil & Gas	3.58%
Wireless Telecommunication Services	3.57%
Electrical Components & Equipment	3.57%
Electronic Equipment & Instruments	3.33%
Automobile Manufacturers	2.79%
Building Products	2.72%
Packaged Foods & Meats	2.53%
Internet Software & Services	2.47%
Property & Casualty Insurance	2.47%
Specialty Chemicals	2.37%
Aerospace & Defense	2.36%
Auto Parts & Equipment	2.28%
Communications Equipment	2.26%
Brewers	2.08%
Semiconductor Equipment	1.95%
Semiconductors	1.75%
Personal Products	1.73%
Oil & Gas Equipment & Services	1.71%
Healthcare Equipment	1.70%
Application Software	1.52%
Healthcare Services	1.49%
Industrial Machinery	1.43%
Leisure Products	1.41%
Multi-Line Insurance	1.37%
Advertising	1.28%
Construction Materials	1.27%
Security & Alarm Services	1.21%
Internet Retail	1.18%
Industrial Gases	1.13%
Movies & Entertainment	1.11%
Electronic Components	1.08%
Electric Utilities	1.02%
Technology Hardware, Storage & Peripherals	1.00%
Railroads	0.85%
Apparel, Accessories & Luxury Goods	0.78%
Household Products	0.75%
Diversified Metals & Mining	0.51%
Human Resource & Employment Services	0.39%
Apparel Retail	0.38%

97.82%

Short-Term Investments
Short-Term Investments	2.18%

2.18%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2016.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2015 – March 31, 2016

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,029.90	1.83
Service Class	1,000.00	1,029.20	3.15
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,023.20	1.82
Service Class	1,000.00	1,021.90	3.13

*	Expenses are equal to the Fund’s annualized expense ratio of 0.36% for Investment Class shares and 0.62% for Service Class shares (for the period October 1, 2015 – March 31, 2016), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Strategic Investment Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek to maximize total return. The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign equity and debt securities and cash. The Fund’s asset allocation process utilizes information from GE Asset Management’s Asset Allocation Committee to diversify holdings across these asset classes. The Fund adjusts its weightings based on market and economic conditions to meet its objective.

Sector Allocation

Portfolio compositions as a % of Fair Value of Investments of $751,224 (in thousands) on March 31, 2016 (a)(b)

Top Ten Largest Equity Holdings

as a % of Fair Value of Investments of $751,224 (in thousands) on March 31, 2016 (a)(b)

Allergan PLC	1.08%
Baidu Inc. ADR	0.95%
Apple Inc.	0.91%
Comcast Corp., Class A	0.88%
Amgen Inc.	0.88%
Exxon Mobil Corp.	0.80%
Cisco Systems Inc.	0.77%
Medtronic PLC	0.75%
Johnson & Johnson	0.75%
QUALCOMM Inc.	0.74%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

Strategic Investment Fund

	Number of Shares	Fair Value
Domestic Equity — 31.1%†

Common Stock — 31.1%

Aerospace & Defense — 1.0%

General Dynamics Corp.	15,449	$2,029,535
Hexcel Corp.	43,191	1,887,879
Honeywell International Inc.	22,062	2,472,047
The Boeing Co.	8,832	1,121,134
		7,510,595

Air Freight & Logistics — 0.1%

United Parcel Service Inc., Class B	8,961	945,117

Airlines — 0.3%

Delta Air Lines Inc.	50,029	2,435,412

Apparel, Accessories & Luxury Goods — 0.2%

Ralph Lauren Corp.	6,497	625,401
VF Corp.	12,802	829,058
		1,454,459

Application Software — 0.3%

Intuit Inc.	19,043	1,980,662

Asset Management & Custody Banks — 1.1%

Ameriprise Financial Inc.	23,636	2,222,020
Invesco Ltd.	90,668	2,789,854
State Street Corp.	52,078	3,047,605	(e)
		8,059,479

Automobile Manufacturers — 0.2%

Ford Motor Co.	113,881	1,537,393

Automotive Retail — 0.1%

Advance Auto Parts Inc.	3,360	538,742

Biotechnology — 1.7%

Alexion Pharmaceuticals Inc.	12,546	1,746,654	(a)
Amgen Inc.	44,007	6,597,969
Gilead Sciences Inc.	39,967	3,671,369
Vertex Pharmaceuticals Inc.	10,304	819,065	(a)
		12,835,057

Broadcasting — 0.1%

CBS Corp., Class B	14,562	802,221

Cable & Satellite — 1.5%

Charter Communications Inc., Class A	4,928	997,575	(a)
Comcast Corp., Class A	108,641	6,635,792

	Number of Shares	Fair Value

Liberty Global PLC, Class C	70,569	$2,650,572	(a)
Sirius XM Holdings Inc.	313,639	1,238,874	(a)
		11,522,813

Casinos & Gaming — 0.1%

Las Vegas Sands Corp.	17,026	879,904

Communications Equipment — 0.8%

Cisco Systems Inc.	202,999	5,779,382

Consumer Finance — 0.5%

Discover Financial Services	72,427	3,687,983

Data Processing & Outsourced Services — 0.7%

PayPal Holdings Inc.	42,565	1,643,009	(a)
Visa Inc., Class A	49,286	3,769,393
		5,412,402

Diversified Banks — 2.0%

Bank of America Corp.	317,366	4,290,788
Citigroup Inc.	88,501	3,694,917
JPMorgan Chase & Co.	86,984	5,151,193
Wells Fargo & Co.	36,034	1,742,604
		14,879,502

Diversified Chemicals — 0.1%

The Dow Chemical Co.	7,841	398,793

Drug Retail — 0.2%

CVS Health Corp.	14,366	1,490,185

Electric Utilities — 0.3%

NextEra Energy Inc.	15,856	1,876,399

Fertilizers & Agricultural Chemicals — 0.1%

Monsanto Co.	5,155	452,300

General Merchandise Stores — 0.2%

Dollar General Corp.	19,199	1,643,434

Healthcare Distributors — 0.2%

Cardinal Health Inc.	19,250	1,577,537

Healthcare Equipment — 0.9%

Abbott Laboratories	50,407	2,108,525
Boston Scientific Corp.	165,896	3,120,504	(a)
Stryker Corp.	11,431	1,226,432
		6,455,461

Healthcare Supplies — 0.2%

The Cooper Companies Inc.	10,977	1,690,129

Home Improvement Retail — 0.6%

Lowe’s Companies Inc.	58,583	4,437,662

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Hotels, Resorts & Cruise Lines — 0.1%

Hilton Worldwide Holdings Inc.	20,943	$471,636

Household Products — 0.2%

The Procter & Gamble Co.	21,961	1,807,610

Housewares & Specialties — 0.0%*

Newell Rubbermaid Inc.	7,264	321,723

Hypermarkets & Super Centers — 0.2%

Wal-Mart Stores Inc.	19,042	1,304,187

Independent Power Producers & Energy Traders — 0.1%

Calpine Corp.	63,338	960,837	(a)

Industrial Machinery — 0.5%

Ingersoll-Rand PLC	63,804	3,956,486

Integrated Oil & Gas — 1.7%

Chevron Corp.	38,348	3,658,399
Exxon Mobil Corp.	72,238	6,038,375
Occidental Petroleum Corp.	46,821	3,203,961
		12,900,735

Integrated Telecommunication Services — 0.1%

Verizon Communications Inc.	20,031	1,083,276

Internet Retail — 0.5%

Amazon.com Inc.	5,668	3,364,751	(a)

Internet Software & Services — 1.5%

Alphabet Inc., Class A	4,611	3,517,732	(a)
Alphabet Inc., Class C	5,601	4,172,465	(a)
Facebook Inc., Class A	23,522	2,683,860	(a)
LinkedIn Corp., Class A	7,393	845,390	(a)
		11,219,447

Investment Banking & Brokerage — 0.3%

The Charles Schwab Corp.	80,650	2,259,813

IT Consulting & Other Services — 0.1%

Cognizant Technology Solutions Corp., Class A	14,895	933,916	(a)

Movies & Entertainment — 0.8%

The Walt Disney Co.	21,507	2,135,860
Time Warner Inc.	48,726	3,535,071
		5,670,931

Multi-Line Insurance — 0.6%

American International Group Inc.	19,042	1,029,220
The Hartford Financial Services Group Inc.	79,132	3,646,403
		4,675,623

	Number of Shares	Fair Value

Multi-Utilities — 0.3%

Dominion Resources Inc.	24,644	$1,851,257
Sempra Energy	1,470	152,954
		2,004,211

Oil & Gas Equipment & Services — 0.4%

Schlumberger Ltd.	45,113	3,327,084

Oil & Gas Exploration & Production — 0.6%

Concho Resources Inc.	5,484	554,003	(a)
ConocoPhillips	30,513	1,228,759
Hess Corp.	53,968	2,841,415
		4,624,177

Packaged Foods & Meats — 0.3%

Mondelez International Inc., Class A	59,328	2,380,239

Paper Packaging — 0.1%

Packaging Corporation of America	6,827	412,351

Pharmaceuticals — 2.8%

Allergan PLC	30,228	8,102,011	(a,m)
Johnson & Johnson	51,735	5,597,727
Merck & Company Inc.	89,068	4,712,588
Pfizer Inc.	85,131	2,523,283
		20,935,609

Railroads — 0.0%*

CSX Corp.	13,381	344,561

Research & Consulting Services — 0.4%

Nielsen Holdings PLC	60,062	3,162,865

Semiconductor Equipment — 0.5%

Applied Materials Inc.	166,900	3,534,942

Semiconductors — 0.7%

QUALCOMM Inc.	108,423	5,544,752

Soft Drinks — 0.7%

PepsiCo Inc.	49,650	5,088,132

Specialized Finance — 0.8%

CME Group Inc.	30,244	2,904,936
McGraw Hill Financial Inc.	28,003	2,771,737
		5,676,673

Specialized REITs — 0.7%

American Tower Corp.	46,710	4,781,703
Extra Space Storage Inc.	8,625	806,092
		5,587,795

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Specialty Chemicals — 0.1%

PPG Industries Inc.	8,215	$915,890

Systems Software — 0.7%

Microsoft Corp.	59,255	3,272,654
Oracle Corp.	51,354	2,100,892
		5,373,546

Technology Hardware, Storage & Peripherals — 1.4%

Apple Inc.	62,503	6,812,202	(m)
HP Inc.	88,490	1,090,197
Western Digital Corp.	49,052	2,317,216
		10,219,615

Trading Companies & Distributors — 0.4%

United Rentals Inc.	45,293	2,816,772	(a)

Total Common Stock (Cost $209,792,325)		233,163,208

Preferred Stock — 0.0%*

Diversified Banks — 0.0%*

Wells Fargo & Co.	9,802	258,381

Total Preferred Stock (Cost $245,050)		258,381

Total Domestic Equity (Cost $210,037,375)		233,421,589

Foreign Equity — 22.3%

Common Stock — 22.3%

Advertising — 0.3%

WPP PLC	80,026	1,871,398

Aerospace & Defense — 0.5%

Airbus Group SE	12,136	806,956
Safran S.A.	17,118	1,199,280
Zodiac Aerospace	71,504	1,434,905
		3,441,141

Apparel Retail — 0.1%

Fast Retailing Company Ltd.	1,688	540,965

Apparel, Accessories & Luxury Goods — 0.2%

Makalot Industrial Company Ltd.	10,349	62,222
The Swatch Group AG	3,281	1,141,232
		1,203,454

	Number of Shares	Fair Value

Application Software — 0.3%

SAP SE	27,332	$2,214,494

Asset Management & Custody Banks — 0.0%*

Noah Holdings Ltd. ADR	1,347	33,513	(a)

Auto Parts & Equipment — 0.8%

Continental AG	14,603	3,328,171
Delphi Automotive PLC	38,876	2,916,478
Superalloy Industrial Company Ltd.	12,120	48,542
		6,293,191

Automobile Manufacturers — 0.6%

Fuji Heavy Industries Ltd.	47,300	1,672,828
Great Wall Motor Company Ltd., Class H	55,500	45,078
Mahindra & Mahindra Ltd.	3,341	60,995
Maruti Suzuki India Ltd.	1,055	59,109
Toyota Motor Corp.	45,180	2,392,556
		4,230,566

Brewers — 0.4%

AMBEV S.A. ADR	12,437	64,423
Anheuser-Busch InBev S.A.	24,358	3,032,471
SABMiller PLC	786	48,081
		3,144,975

Broadcasting — 0.0%*

Media Nusantara Citra Tbk PT	176,000	28,935

Building Products — 0.5%

Assa Abloy AB, Class B	114,283	2,258,396
Geberit AG	4,536	1,701,858
		3,960,254

Cable & Satellite — 0.0%*

Naspers Ltd., Class N	1,098	153,860

Coal & Consumable Fuels — 0.0%*

Coal India Ltd.	20,263	89,363

Communications Equipment — 0.4%

Telefonaktiebolaget LM Ericsson, Class B	328,506	3,294,502

Construction & Engineering — 0.0%*

Hyundai Engineering & Construction Company Ltd.	3,086	113,742

Construction Materials — 0.3%

Cemex SAB de C.V. ADR	12,328	89,748	(a)
HeidelbergCement AG	21,650	1,856,513
Indocement Tunggal Prakarsa Tbk PT	55,100	81,964
		2,028,225

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Data Processing & Outsourced Services — 0.0%*

Cielo S.A.	8,238	$81,288

Department Stores — 0.0%*

Matahari Department Store Tbk PT	105,376	145,826
SACI Falabella	6,332	44,201
Woolworths Holdings Ltd.	10,954	66,783
		256,810

Diversified Banks — 2.6%

Banco Bilbao Vizcaya Argentaria S.A.	184,649	1,229,255
Bank of China Ltd., Class H	68,978	28,635
Barclays PLC	776,915	1,674,990
BNP Paribas S.A.	53,936	2,718,500
China Construction Bank Corp., Class H	177,000	113,184
Credit Agricole S.A.	87,201	945,803
CTBC Financial Holding Company Ltd.	108,830	57,485
Grupo Financiero Banorte SAB de C.V., Class O	139,055	794,438
HSBC Holdings PLC	120,749	753,044
ICICI Bank Ltd.	600,253	2,129,177
Industrial & Commercial Bank of China Ltd., Class H	215,203	120,689
ING Groep N.V.	156,087	1,890,748
Intesa Sanpaolo S.p.A.	686,487	1,904,086
Kasikornbank PCL	15,400	76,606
Malayan Banking Bhd	62,288	144,006
Metropolitan Bank & Trust Co.	82,864	148,380
Mitsubishi UFJ Financial Group Inc.	454,200	2,107,436
OTP Bank PLC	2,494	62,652
Qatar National Bank SAQ	1,806	69,832
Sberbank of Russia PJSC ADR	18,192	126,616
Shinhan Financial Group Company Ltd.	3,080	109,077
Sumitomo Mitsui Financial Group Inc.	69,700	2,115,898
		19,320,537

Diversified Metals & Mining — 0.1%

BHP Billiton PLC	66,226	745,121
Korea Zinc Company Ltd.	177	74,524
MMC Norilsk Nickel PJSC ADR	2,238	28,892
		848,537

Diversified Real Estate Activities — 0.8%

Brookfield Asset Management Inc., Class A	21,949	766,505
Mitsubishi Estate Company Ltd.	116,588	2,168,488
Mitsui Fudosan Company Ltd.	114,399	2,858,067
		5,793,060

Diversified REITs — 0.0%*

Fibra Uno Administracion S.A. de C.V.	36,954	86,661

	Number of Shares	Fair Value

Diversified Support Services — 0.0%*

KEPCO Plant Service & Engineering Company Ltd.	391	$21,916

Electric Utilities — 0.2%

Power Grid Corporation of India Ltd.	785,388	1,648,517

Electrical Components & Equipment — 0.7%

Nidec Corp.	50,500	3,460,123
Schneider Electric SE	27,454	1,737,581
		5,197,704

Electronic Components — 0.2%

Largan Precision Company Ltd.	2,111	163,651
Murata Manufacturing Company Ltd.	12,999	1,569,433
		1,733,084

Electronic Equipment & Instruments — 0.7%

Flytech Technology Company Ltd.	10,902	37,431
Hexagon AB, Class B	53,401	2,081,576
Keyence Corp.	4,998	2,729,901
		4,848,908

Food Retail — 0.0%*

Magnit PJSC GDR	2,884	115,216

Healthcare Equipment — 1.1%

i-SENS Inc.	1,631	51,628	(a)
Medtronic PLC	75,497	5,662,275
Smith & Nephew PLC	149,719	2,470,394
		8,184,297

Healthcare Services — 0.3%

Fresenius SE & Company KGaA	29,726	2,175,067

Household Appliances — 0.0%*

Techtronic Industries Company Ltd.	23,880	94,516

Household Products — 0.1%

Svenska Cellulosa AB SCA, Class B	34,775	1,088,287

Human Resource & Employment Services — 0.1%

Capita PLC	37,889	567,451

Hypermarkets & Super Centers — 0.0%*

Puregold Price Club Inc.	62,800	49,645

Industrial Conglomerates — 0.0%*

Alfa SAB de C.V., Class A	38,231	77,565
Fosun International Ltd.	31,500	44,835
		122,400

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Industrial Gases — 0.2%

Linde AG	11,298	$1,648,598

Industrial Machinery — 0.3%

FANUC Corp.	8,200	1,275,653
Mitsubishi Heavy Industries Ltd.	217,000	807,222
		2,082,875

Integrated Oil & Gas — 0.8%

Cenovus Energy Inc.	108,223	1,414,023
China Petroleum & Chemical Corp., Class H	169,725	111,596
Lukoil PJSC ADR	1,903	73,104
Sasol Ltd.	6,525	195,883
Statoil ASA	158,612	2,498,672
Total S.A.	28,673	1,308,934
		5,602,212

Internet Retail — 0.2%

Ctrip.com International Ltd. ADR	1,381	61,123	(a)
Rakuten Inc.	97,698	943,558
Zalando SE	23,459	771,239	(a)
		1,775,920

Internet Software & Services — 1.0%

Alibaba Group Holding Ltd. ADR	1,508	119,177	(a)
Baidu Inc. ADR	37,285	7,116,961	(a)
NAVER Corp.	293	163,205
NetEase Inc. ADR	349	50,110
Tencent Holdings Ltd.	14,655	299,465
Yandex N.V., Class A	4,947	75,788	(a)
		7,824,706

IT Consulting & Other Services — 0.0%*

HCL Technologies Ltd.	13,104	160,954

Leisure Products — 0.3%

Shimano Inc.	13,100	2,055,999

Life & Health Insurance — 0.9%

AIA Group Ltd.	658,020	3,728,459
China Life Insurance Company Ltd., Class H	29,000	71,560
Japan Post Holdings Company Ltd.	65,200	871,306
Ping An Insurance Group Company of China Ltd., Class H	21,000	100,579
Prudential PLC	84,588	1,581,734
		6,353,638

Movies & Entertainment — 0.2%

Vivendi S.A.	76,662	1,614,417

Multi-Line Insurance — 0.3%

AXA S.A.	84,726	1,997,610

	Number of Shares	Fair Value

BB Seguridade Participacoes S.A.	7,585	$63,565
		2,061,175

Oil & Gas Equipment & Services — 0.3%

Technip S.A.	44,997	2,497,671

Oil & Gas Exploration & Production — 0.0%*

CNOOC Ltd.	123,000	145,414
Parex Resources Inc.	16,478	139,498	(a)
		284,912

Other Diversified Financial Services — 0.0%*

FirstRand Ltd.	36,909	121,382

Packaged Foods & Meats — 0.5%

Kerry Group PLC, Class A	19,254	1,796,521
Nestle S.A.	25,269	1,895,868
		3,692,389

Personal Products — 0.4%

Kao Corp.	47,100	2,515,604
LG Household & Health Care Ltd.	87	71,891
		2,587,495

Pharmaceuticals — 1.8%

Astellas Pharma Inc.	98,600	1,312,824
Bayer AG	21,546	2,536,300
CSPC Pharmaceutical Group Ltd.	94,095	85,038
Roche Holding AG	17,147	4,238,182
Sanofi	35,781	2,889,264
Shire PLC	38,653	2,199,460
Sino Biopharmaceutical Ltd.	79,000	59,073
		13,320,141

Precious Metals & Minerals — 0.0%*

Tahoe Resources Inc.	9,252	93,132

Property & Casualty Insurance — 1.0%

Chubb Ltd.	26,091	3,108,743
Insurance Australia Group Ltd.	486,029	2,086,237
PICC Property & Casualty Company Ltd., Class H	38,000	69,763
Tokio Marine Holdings Inc.	44,700	1,511,277
XL Group PLC	19,756	727,021
		7,503,041

Railroads — 0.2%

East Japan Railway Co.	14,300	1,235,784

Real Estate Development — 0.0%*

China Resources Land Ltd.	14,000	35,846

Residential REITs — 0.0%*

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	46,660	47,560

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

	Number of Shares	Fair Value

Restaurants — 0.0%*

Alsea SAB de C.V.	11,961	$45,261

Security & Alarm Services — 0.2%

Secom Company Ltd.	23,800	1,771,527

Semiconductor Equipment — 0.4%

ASML Holding N.V.	27,872	2,835,671

Semiconductors — 0.5%

NXP Semiconductors N.V.	7,474	605,917	(a)
Taiwan Semiconductor Manufacturing Company Ltd.	617,876	3,110,114
		3,716,031

Soft Drinks — 0.0%*

Coca-Cola Icecek AS	4,374	63,815

Specialty Chemicals — 0.5%

Givaudan S.A.	1,124	2,213,611
Johnson Matthey PLC	31,365	1,237,020
		3,450,631

Technology Hardware, Storage & Peripherals — 0.3%

Samsung Electronics Company Ltd.	1,720	1,973,277

Thrifts & Mortgage Finance — 0.0%*

Housing Development Finance Corporation Ltd.	18,058	301,864

Trucking — 0.0%*

CAR Inc.	33,210	38,919	(a)

Wireless Telecommunication Services — 0.7%
China Mobile Ltd.	18,290	203,732
MTN Group Ltd.	3,943	36,245
SK Telecom Company Ltd.	527	96,082
SoftBank Group Corp.	39,800	1,900,145
Vodafone Group PLC	1,038,938	3,303,104
		5,539,308

Total Common Stock (Cost $170,259,609)		167,212,630

Preferred Stock — 0.0%*

Diversified Banks — 0.0%*

Itau Unibanco Holding S.A.	16,458	144,936

Integrated Oil & Gas — 0.0%*

Petroleo Brasileiro S.A.	19,281	45,428	(a)

Total Preferred Stock (Cost $178,729)		190,364

Total Foreign Equity (Cost $170,438,338)		167,402,994

		Principal Amount	Fair Value
Bonds and Notes — 32.2%

U.S. Treasuries — 6.6%

U.S. Treasury Bond
2.50%	02/15/45	$8,876,400	$8,656,913
U.S. Treasury Notes
0.75%	02/15/19	4,000,000	3,988,752
0.88%	10/15/18	2,538,000	2,542,363
1.13%	01/15/19	5,000,000	5,039,650
1.75%	12/31/20	11,491,300	11,777,686
2.13%	12/31/22	9,962,400	10,351,163
2.25%	11/15/25	6,971,700	7,258,467
			49,614,994

Agency Mortgage Backed — 7.5%

Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	5,501	5,993
5.00%	07/01/35 - 06/01/41	661,828	743,175
5.50%	05/01/20 - 04/01/39	134,582	154,167
6.00%	04/01/17 - 11/01/37	187,142	214,977
6.50%	06/01/29	904	1,028
7.00%	10/01/16 - 08/01/36	136,038	146,196
7.50%	09/01/33	441	467
8.00%	04/01/30 - 11/01/30	578	645
9.00%	04/01/16 - 06/01/21	71	72
Federal National Mortgage Assoc.
2.22%	04/01/37	712	726	(h)
3.00%	02/01/43 - 06/01/43	7,515,905	7,732,860
3.50%	11/01/42 - 08/01/45	4,996,077	5,244,733
4.00%	05/01/19 - 02/01/46	20,929,271	22,627,218
4.50%	05/01/18 - 01/01/41	5,166,783	5,636,172
5.00%	07/01/20 - 06/01/41	1,037,666	1,171,297
5.50%	06/01/20 - 01/01/39	1,013,332	1,143,876
6.00%	02/01/20 - 05/01/41	1,392,969	1,604,427
6.50%	08/01/17 - 08/01/34	136,159	154,677
7.00%	10/01/16 - 12/01/33	6,571	6,645
7.50%	12/01/23 - 12/01/33	4,794	5,347
8.00%	11/01/25 - 01/01/33	822	934
9.00%	12/01/17 - 12/01/22	552	599
2.50%	TBA	1,031,097	1,058,566	(c)
3.00%	TBA	1,201,000	1,232,409	(c)
5.00%	TBA	1,925,000	2,129,969	(c)
Government National Mortgage Assoc.
3.50%	05/20/43	1,666,651	1,766,224
4.00%	01/20/41 - 04/20/43	1,950,533	2,102,441
4.50%	08/15/33 - 03/20/41	959,753	1,044,665
5.00%	08/15/33	12,716	14,226
6.00%	06/15/33 - 09/15/36	54,939	63,741
6.50%	04/15/28 - 06/15/34	13,137	15,077
7.00%	04/15/28 - 10/15/36	7,671	8,675
8.00%	06/15/30	33	33
8.50%	10/15/17	821	841

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value
9.00%	11/15/16 - 12/15/21	$1,141	$1,175
4.00%	TBA	169,190	180,971	(c)
5.00%	TBA	75,000	82,698	(c)
			56,297,942

Agency Collateralized Mortgage Obligations — 0.1%

Collateralized Mortgage Obligation Trust
0.01%	11/01/18	41	41	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	84,142	239	(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	600,235	39,707	(g)
5.00%	02/15/38	3,437	42	(g)
5.50%	06/15/33	3,878	792	(g)
6.16%	08/15/25	238,746	22,019	(g,h)
7.50%	07/15/27	1,539	202	(g)
8.00%	04/15/20	15	15
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	140	118	(d,f)
5.51%	08/15/43	633,681	128,626	(g,h)
8.00%	02/01/23 - 07/01/24	541	107	(g)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	166	160	(d,f)
1.23%	12/25/42	32,656	1,437	(g,h)
5.00%	02/25/40 - 09/25/40	291,900	31,310	(g)
5.57%	07/25/38 - 12/25/41	676,254	136,426	(g,h)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	62,105	10,033	(g)
5.00%	03/25/38 - 05/25/38	34,859	5,577	(g)
5.50%	12/25/33	7,225	1,404	(g)
6.00%	01/25/35	33,456	6,868	(g)
7.50%	11/25/23	3,304	632	(g)
8.00%	08/25/23 - 07/25/24	1,125	240	(g)
8.50%	03/25/17 - 01/25/18	15	—	(**,g)
8.50%	04/25/17 - 07/25/22	150	20	(g)
9.00%	05/25/22	131	22	(g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	431,946	22,763	(g)
5.00%	10/20/37 - 09/20/38	154,995	7,255	(g)
5.82%	02/20/40	252,824	40,488	(g,h)
6.36%	01/16/40	415,663	71,940	(g,h)
			528,483

Corporate Notes — 14.1%

21st Century Fox America Inc.
3.70%	10/15/25	84,000	87,993
4.95%	10/15/45	34,000	36,361
6.65%	11/15/37	160,000	199,267
ABB Finance USA Inc.
1.63%	05/08/17	166,000	167,006
AbbVie Inc.
1.75%	11/06/17	234,000	235,101
2.00%	11/06/18	211,000	213,075

		Principal Amount	Fair Value
2.50%	05/14/20	$335,000	$341,264
3.60%	05/14/25	138,000	144,923
4.70%	05/14/45	70,000	74,458
ACCO Brands Corp.
6.75%	04/30/20	339,000	358,492
Actavis Funding SCS
1.30%	06/15/17	399,000	397,888	(m)
3.00%	03/12/20	169,000	173,892	(m)
3.45%	03/15/22	236,000	245,094	(m)
3.80%	03/15/25	338,000	351,743	(m)
4.75%	03/15/45	33,000	34,957	(m)
Activision Blizzard Inc.
5.63%	09/15/21	367,000	385,809	(b)
Aetna Inc.
3.50%	11/15/24	210,000	214,323
Agrium Inc.
3.38%	03/15/25	84,000	80,881
4.90%	06/01/43	147,000	139,932
Alibaba Group Holding Ltd.
4.50%	11/28/34	205,000	209,499
Altria Group Inc.
2.95%	05/02/23	141,000	146,013
4.50%	05/02/43	141,000	151,534
America Movil SAB de C.V.
3.13%	07/16/22	200,000	205,393
American Axle & Manufacturing Inc.
6.25%	03/15/21	187,000	193,078
6.63%	10/15/22	53,000	54,988
American Campus Communities Operating Partnership LP
3.35%	10/01/20	136,000	138,959
4.13%	07/01/24	103,000	106,090
American Electric Power Company Inc.
2.95%	12/15/22	270,000	273,576
American Express Co.
3.63%	12/05/24	169,000	170,268
American Express Credit Corp.
2.60%	09/14/20	337,000	345,317
American International Group Inc.
3.30%	03/01/21	152,000	155,469
3.75%	07/10/25	337,000	336,747
4.13%	02/15/24	102,000	106,325
4.50%	07/16/44	67,000	63,207
4.80%	07/10/45	169,000	166,672
American Tower Corp. (REIT)
3.40%	02/15/19	515,000	528,457
Amgen Inc.
2.20%	05/22/19	305,000	312,070
Amkor Technology Inc.
6.63%	06/01/21	368,000	349,600
Anadarko Petroleum Corp.
4.85%	03/15/21	130,000	132,409

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value
5.55%	03/15/26	$185,000	$187,047
5.95%	09/15/16	568,000	577,295
6.60%	03/15/46	75,000	76,587
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	335,000	344,393
3.65%	02/01/26	335,000	352,302
4.90%	02/01/46	135,000	150,840
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	453,000	457,043
Anthem Inc.
3.30%	01/15/23	185,000	187,402
Apache Corp.
5.10%	09/01/40	169,000	153,378
Apple Inc.
2.85%	05/06/21	359,000	376,815
3.25%	02/23/26	168,000	175,229
3.45%	02/09/45	170,000	153,585
4.65%	02/23/46	175,000	191,097
Aramark Services Inc.
5.75%	03/15/20	370,000	381,562
Argos Merger Sub Inc.
7.13%	03/15/23	143,000	151,580	(b)
Ascension Health
4.85%	11/15/53	235,000	270,102
AstraZeneca PLC
2.38%	11/16/20	119,000	121,459
3.38%	11/16/25	169,000	175,137
4.38%	11/16/45	67,000	71,351
AT&T Inc.
2.38%	11/27/18	438,000	447,503
2.45%	06/30/20	337,000	340,661
2.80%	02/17/21	168,000	172,025
3.40%	05/15/25	72,000	72,179
4.13%	02/17/26	168,000	177,500
4.45%	04/01/24	262,000	283,045
4.50%	05/15/35	169,000	166,923
4.75%	05/15/46	37,000	36,102
4.80%	06/15/44	135,000	132,135
AutoNation Inc.
4.50%	10/01/25	84,000	86,123
AutoZone Inc.
3.25%	04/15/25	337,000	337,568
Bank of America Corp.
1.70%	08/25/17	849,000	850,215
2.60%	01/15/19	293,000	298,008
3.95%	04/21/25	203,000	202,182
4.00%	01/22/25	333,000	333,644
4.10%	07/24/23	163,000	171,986
4.25%	10/22/26	305,000	310,154
Barclays Bank PLC
2.25%	05/10/17	815,000	824,298	(b)
Barclays PLC
3.25%	01/12/21	340,000	338,543
4.38%	01/12/26	375,000	367,995

		Principal Amount	Fair Value
5.25%	08/17/45	$200,000	$200,847
Barrick Gold Corp.
4.10%	05/01/23	54,000	52,608
Baxalta Inc.
2.88%	06/23/20	337,000	336,551	(b)
4.00%	06/23/25	253,000	257,212	(b)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	789,000	977,023
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	236,000	246,010
Berkshire Hathaway Inc.
2.20%	03/15/21	181,000	184,765
2.75%	03/15/23	282,000	287,681
3.13%	03/15/26	253,000	260,048
Berry Plastics Corp.
5.13%	07/15/23	220,000	222,750
6.00%	10/15/22	100,000	104,750	(b)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	60,000	61,055
Biogen Inc.
2.90%	09/15/20	66,000	67,952
4.05%	09/15/25	72,000	76,979
5.20%	09/15/45	12,000	13,314
Boston Scientific Corp.
3.85%	05/15/25	170,000	176,364
BP Capital Markets PLC
1.38%	05/10/18	291,000	289,323
Branch Banking & Trust Co.
3.63%	09/16/25	350,000	366,774
Burlington Northern Santa Fe LLC
3.65%	09/01/25	120,000	129,880
Calpine Corp.
5.75%	01/15/25	205,000	196,800
5.88%	01/15/24	289,000	303,450	(b)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	370,000	262,700
Canadian Pacific Railway Co.
2.90%	02/01/25	400,000	386,177
Capital One Financial Corp.
4.20%	10/29/25	337,000	341,365
Caterpillar Inc.
4.30%	05/15/44	112,000	116,801
Catholic Health Initiatives
2.60%	08/01/18	105,000	106,960
4.35%	11/01/42	82,000	80,981
CBS Corp.
3.70%	08/15/24	266,000	274,133
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	215,000	225,212	(b)
CCO Safari II LLC
3.58%	07/23/20	253,000	258,624	(b)

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value
4.91%	07/23/25	$253,000	$266,967	(b)
6.38%	10/23/35	34,000	37,457	(b)
6.48%	10/23/45	67,000	74,571	(b)
Celgene Corp.
3.88%	08/15/25	179,000	188,200
5.00%	08/15/45	169,000	182,798
CenturyLink Inc.
5.80%	03/15/22	341,000	328,076
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	347,000	323,577	(b)
Chevron Corp.
3.19%	06/24/23	167,000	172,211
Chubb INA Holdings Inc.
2.30%	11/03/20	337,000	342,755
3.15%	03/15/25	237,000	243,884
3.35%	05/03/26	236,000	246,338
4.35%	11/03/45	71,000	77,400
Cigna Corp.
3.25%	04/15/25	338,000	335,862
Cinemark USA Inc.
4.88%	06/01/23	370,000	373,126
Cisco Systems Inc.
2.20%	02/28/21	168,000	171,675
Citigroup Inc.
1.55%	08/14/17	346,000	345,962
1.75%	05/01/18	582,000	580,479
1.85%	11/24/17	160,000	160,374
2.05%	12/07/18	306,000	307,336
2.70%	03/30/21	365,000	367,829
4.40%	06/10/25	169,000	172,405
4.65%	07/30/45	270,000	282,836
CMS Energy Corp.
4.88%	03/01/44	171,000	181,856
CNA Financial Corp.
5.88%	08/15/20	206,000	230,013
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	349,000	360,874
Cogeco Communications Inc.
4.88%	05/01/20	270,000	277,600	(b)
Colgate-Palmolive Co.
4.00%	08/15/45	169,000	185,785
Columbia Pipeline Group Inc.
3.30%	06/01/20	108,000	107,374	(b)
4.50%	06/01/25	77,000	76,473	(b)
Comcast Corp.
3.38%	08/15/25	390,000	415,027
4.20%	08/15/34	171,000	180,798
4.60%	08/15/45	170,000	188,657
ConocoPhillips Co.
3.35%	11/15/24	337,000	325,691
5.95%	03/15/46	36,000	38,565

		Principal Amount	Fair Value
Corp Andina de Fomento
4.38%	06/15/22	$425,000	$466,930
Credit Suisse AG
1.70%	04/27/18	334,000	332,592
2.60%	05/27/16	253,000	253,604	(b)
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	502,000	479,767
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	434,000	442,680
CSX Corp.
4.50%	08/01/54	104,000	103,129
CubeSmart LP
4.00%	11/15/25	94,000	96,186
CVS Health Corp.
2.25%	08/12/19	364,000	373,193
3.88%	07/20/25	338,000	364,903
5.13%	07/20/45	253,000	293,172
Daimler Finance North America LLC
2.38%	08/01/18	778,000	790,647	(b)
Danaher Corp.
2.40%	09/15/20	168,000	173,520
4.38%	09/15/45	88,000	98,317
Denbury Resources Inc.
5.50%	05/01/22	370,000	166,500
6.38%	08/15/21	100,000	47,000
Deutsche Bank AG
4.50%	04/01/25	342,000	297,370
Devon Energy Corp.
5.85%	12/15/25	138,000	133,258
Dexia Credit Local S.A.
2.25%	01/30/19	715,000	728,757	(b)
Diageo Investment Corp.
2.88%	05/11/22	346,000	361,852
DigitalGlobe Inc.
5.25%	02/01/21	280,000	254,800	(b)
Discover Bank
3.10%	06/04/20	250,000	251,928
Dollar General Corp.
1.88%	04/15/18	335,000	337,007
4.13%	07/15/17	341,000	352,033
4.15%	11/01/25	168,000	176,578
Dollar Tree Inc.
5.75%	03/01/23	444,000	470,362	(b)
Dominion Resources Inc.
3.63%	12/01/24	161,000	163,420
Dr Pepper Snapple Group Inc.
3.40%	11/15/25	337,000	348,612
Duke Energy Progress LLC
4.15%	12/01/44	100,000	105,048
Eastman Chemical Co.
3.60%	08/15/22	336,000	349,924

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value

Ecopetrol S.A.
5.88%	05/28/45	$85,000	$66,912
Electricite de France S.A.
2.15%	01/22/19	704,000	712,292	(b)
Eli Lilly & Co.
3.70%	03/01/45	33,000	33,592
EMD Finance LLC
3.25%	03/19/25	169,000	168,851	(b)
Enbridge Energy Partners LP
4.20%	09/15/21	140,000	132,953
4.38%	10/15/20	152,000	148,422
Energizer Holdings Inc.
5.50%	06/15/25	373,000	374,790	(b)
Energy Transfer Equity LP
5.88%	01/15/24	714,000	610,470
Energy Transfer Partners LP
4.05%	03/15/25	68,000	59,870
5.15%	03/15/45	63,000	48,985
6.50%	02/01/42	123,000	113,195
Enterprise Products Operating LLC
3.70%	02/15/26	177,000	175,734
EOG Resources Inc.
4.15%	01/15/26	305,000	316,265
Equinix Inc.
5.88%	01/15/26	75,000	78,975
ERP Operating LP
4.50%	07/01/44	68,000	72,195
European Investment Bank
4.88%	01/17/17	535,000	552,059
Express Scripts Holding Co.
3.30%	02/25/21	101,000	103,631
Exxon Mobil Corp.
2.22%	03/01/21	365,000	371,379
3.04%	03/01/26	180,000	184,310
4.11%	03/01/46	110,000	116,670
FedEx Corp.
4.10%	02/01/45	2,000	1,903
Fiat Chrysler Automobiles N.V.
5.25%	04/15/23	200,000	198,900
Five Corners Funding Trust
4.42%	11/15/23	373,000	391,130	(b)
Florida Power & Light Co.
4.13%	02/01/42	131,000	139,545
Ford Motor Credit Company LLC
3.20%	01/15/21	360,000	368,265
3.22%	01/09/22	360,000	366,884
5.88%	08/02/21	261,000	299,280
Frontier Communications Corp.
7.13%	03/15/19	295,000	303,112
11.00%	09/15/25	267,000	268,335	(b)
General Motors Co.
5.20%	04/01/45	34,000	31,953

		Principal Amount	Fair Value

General Motors Financial Company Inc.
3.15%	01/15/20	$236,000	$236,799
3.20%	07/13/20	675,000	673,754
5.25%	03/01/26	182,000	190,995
Georgia-Pacific LLC
3.60%	03/01/25	280,000	289,784	(b)
Gilead Sciences Inc.
3.65%	03/01/26	190,000	202,212
4.80%	04/01/44	89,000	97,820
GLP Capital LP/GLP Financing II Inc.
5.38%	11/01/23	43,000	43,000
Grupo Televisa SAB
5.00%	05/13/45	200,000	182,497
Halliburton Co.
2.70%	11/15/20	169,000	171,646
3.80%	11/15/25	169,000	169,102
5.00%	11/15/45	101,000	99,046
HCA Inc.
4.75%	05/01/23	576,000	586,080
6.50%	02/15/20	444,000	487,290
Hess Corp.
5.60%	02/15/41	73,000	65,129
HSBC Holdings PLC
4.25%	08/18/25	200,000	197,536
HSBC USA Inc.
2.75%	08/07/20	505,000	507,553
Hyundai Capital America
2.13%	10/02/17	118,000	118,321	(b)
Illinois Tool Works Inc.
3.50%	03/01/24	343,000	369,884
ING Bank N.V.
2.70%	08/17/20	200,000	204,242	(b)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	236,000	241,814
Ingles Markets Inc.
5.75%	06/15/23	375,000	380,625
Intel Corp.
2.45%	07/29/20	169,000	174,953
International Business Machines Corp.
3.63%	02/12/24	361,000	387,912
Interstate Power & Light Co.
3.40%	08/15/25	335,000	350,354
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	66,000	61,828	(b)
Invesco Finance PLC
3.13%	11/30/22	366,000	373,513
JB Poindexter & Company Inc.
9.00%	04/01/22	83,000	86,943	(b)
JBS USA LLC/JBS USA Finance Inc.
5.75%	06/15/25	296,000	259,000	(b)

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value

Jefferies Group LLC
5.13%	01/20/23	$283,000	$284,111
6.50%	01/20/43	90,000	80,198
Johnson & Johnson
1.65%	03/01/21	120,000	120,631
2.45%	03/01/26	120,000	120,591
3.70%	03/01/46	183,000	192,139
Johnson Controls Inc.
4.63%	07/02/44	166,000	160,512
JPMorgan Chase & Co.
2.55%	10/29/20	168,000	170,334
3.88%	09/10/24	481,000	492,740
4.25%	10/01/27	167,000	173,791
5.00%	12/29/49	244,000	233,020	(h)
6.10%	10/29/49	405,000	412,699	(h)
KB Home
7.00%	12/15/21	423,000	423,000
Kellogg Co.
4.50%	04/01/46	75,000	76,809
Keysight Technologies Inc.
4.55%	10/30/24	295,000	287,567
KFW
4.50%	07/16/18	446,000	480,829
Kinder Morgan Energy Partners LP
3.50%	09/01/23	75,000	67,974
4.30%	05/01/24	180,000	171,126
Kinder Morgan Inc.
3.05%	12/01/19	67,000	65,984
4.30%	06/01/25	134,000	127,513
5.55%	06/01/45	101,000	89,784
Kraft Heinz Foods Co.
2.80%	07/02/20	338,000	346,315	(b)
3.95%	07/15/25	215,000	229,023	(b)
L Brands Inc.
5.63%	02/15/22	369,000	401,996
L-3 Communications Corp.
1.50%	05/28/17	211,000	210,291
Lee Enterprises Inc.
9.50%	03/15/22	300,000	295,125	(b)
Lennar Corp.
4.50%	11/15/19	442,000	459,680
4.75%	05/30/25	150,000	147,375
Levi Strauss & Co.
5.00%	05/01/25	222,000	224,220
Lockheed Martin Corp.
2.50%	11/23/20	236,000	241,828
3.55%	01/15/26	337,000	356,724
3.80%	03/01/45	71,000	68,893
4.70%	05/15/46	76,000	85,004
Lowe’s Companies Inc.
4.38%	09/15/45	135,000	150,045
LyondellBasell Industries N.V.
4.63%	02/26/55	67,000	59,873

		Principal Amount	Fair Value
Marathon Oil Corp.
6.00%	10/01/17	$370,000	$375,082
Marathon Petroleum Corp.
3.63%	09/15/24	340,000	311,029
Marsh & McLennan Companies Inc.
3.50%	03/10/25	169,000	171,899
3.75%	03/14/26	235,000	241,067
Mattel Inc.
2.35%	05/06/19	499,000	505,478
McDonald’s Corp.
2.75%	12/09/20	92,000	95,328
3.70%	01/30/26	214,000	226,832
4.88%	12/09/45	71,000	77,588
Mead Johnson Nutrition Co.
3.00%	11/15/20	236,000	242,620
4.13%	11/15/25	236,000	250,691
Medtronic Inc.
2.50%	03/15/20	101,000	104,555
3.50%	03/15/25	379,000	404,556
4.63%	03/15/45	170,000	189,925
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	105,000	104,851
Merck & Company Inc.
2.75%	02/10/25	335,000	343,099
MetLife Inc.
3.60%	11/13/25	168,000	172,218
4.05%	03/01/45	85,000	80,433
4.72%	12/15/44	104,000	108,438
MGM Resorts International
5.25%	03/31/20	222,000	227,550
6.63%	12/15/21	370,000	396,825
Microsoft Corp.
4.00%	02/12/55	160,000	157,204
Mid-America Apartments LP
4.00%	11/15/25	169,000	172,593
Mizuho Bank Ltd.
2.45%	04/16/19	420,000	424,250	(b)
Monsanto Co.
4.70%	07/15/64	98,000	84,708
Morgan Stanley
2.45%	02/01/19	170,000	172,524
2.65%	01/27/20	145,000	147,196
3.70%	10/23/24	165,000	170,626
3.88%	01/27/26	53,000	55,308
3.95%	04/23/27	337,000	337,527
4.10%	05/22/23	560,000	577,698
5.00%	11/24/25	131,000	141,833
Motorola Solutions Inc.
4.00%	09/01/24	121,000	111,724
National Retail Properties Inc.
4.00%	11/15/25	168,000	172,872

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value

NCL Corporation Ltd.
4.63%	11/15/20	$186,000	$186,930	(b)
Newell Rubbermaid Inc.
3.85%	04/01/23	365,000	378,683
4.20%	04/01/26	183,000	191,400
5.50%	04/01/46	110,000	119,086
Newmont Mining Corp.
4.88%	03/15/42	131,000	112,646
Nexen Energy ULC
6.40%	05/15/37	144,000	163,414
NIKE Inc.
3.88%	11/01/45	169,000	176,878
Noble Energy Inc.
3.90%	11/15/24	202,000	190,378
Northern States Power Co.
2.20%	08/15/20	337,000	343,297
Northrop Grumman Corp.
3.85%	04/15/45	39,000	38,606
Novartis Capital Corp.
3.00%	11/20/25	118,000	123,078
4.00%	11/20/45	223,000	238,737
NRG Energy Inc.
6.25%	07/15/22	184,000	171,063
Occidental Petroleum Corp.
3.50%	06/15/25	337,000	345,275
Omnicom Group Inc.
3.63%	05/01/22	105,000	110,282
Oracle Corp.
2.25%	10/08/19	649,000	669,771
2.95%	05/15/25	225,000	230,587
4.13%	05/15/45	68,000	69,495
Owens & Minor Inc.
3.88%	09/15/21	310,000	312,567
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	100,000	105,125	(b)
Pacific Gas & Electric Co.
3.40%	08/15/24	506,000	528,124
PacifiCorp
6.25%	10/15/37	3,000	3,919
Penn National Gaming Inc.
5.88%	11/01/21	225,000	223,875
PepsiCo Inc.
3.10%	07/17/22	85,000	90,732
4.25%	10/22/44	100,000	106,840
4.60%	07/17/45	101,000	113,903
Perrigo Finance Unlimited Co.
3.50%	03/15/21	200,000	204,921
Petroleos Mexicanos
3.50%	01/30/23	147,000	133,219
5.63%	01/23/46	67,000	56,307
6.38%	02/04/21	135,000	143,978	(b)

		Principal Amount	Fair Value

Pfizer Inc.
4.40%	05/15/44	$106,000	$119,872
Philip Morris International Inc.
2.75%	02/25/26	162,000	165,110
4.13%	03/04/43	140,000	144,972
Phillips 66 Partners LP
2.65%	02/15/20	101,000	97,303
3.61%	02/15/25	144,000	130,909
PNC Bank NA
2.40%	10/18/19	346,000	353,221
Praxair Inc.
3.20%	01/30/26	106,000	111,288
Precision Castparts Corp.
4.38%	06/15/45	101,000	111,169
Principal Financial Group Inc.
4.70%	05/15/55	300,000	290,550	(h)
Prologis LP
3.75%	11/01/25	168,000	175,377
Prudential Financial Inc.
5.38%	05/15/45	169,000	167,310	(h)
5.63%	06/15/43	166,000	169,071	(h)
PulteGroup Inc.
4.25%	03/01/21	70,000	71,050
5.50%	03/01/26	210,000	216,038
QUALCOMM Inc.
4.80%	05/20/45	119,000	117,913
Quest Diagnostics Inc.
4.70%	03/30/45	101,000	97,883
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	236,000	208,305
Revlon Consumer Products Corp.
5.75%	02/15/21	504,000	517,860
Reynolds American Inc.
4.45%	06/12/25	102,000	112,272
Rio Tinto Finance USA Ltd.
3.75%	06/15/25	85,000	83,360
Roche Holdings Inc.
2.63%	05/15/26	200,000	199,860	(b)
Rogers Communications Inc.
5.00%	03/15/44	61,000	67,214
Royal Bank of Canada
1.20%	09/19/17	773,000	772,235
4.65%	01/27/26	170,000	172,581
Ryder System Inc.
2.45%	09/03/19	394,000	394,454
Santander Bank NA
2.00%	01/12/18	411,000	407,534
Santander UK Group Holdings PLC
3.13%	01/08/21	214,000	215,252
4.75%	09/15/25	200,000	189,169	(b)
Schaeffler Holding Finance BV (6.75% Cash/7.50% PIK)
6.75%	11/15/22	300,000	326,250	(b,l)

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value
Schlumberger Holdings Corp.
3.00%	12/21/20	$459,000	$465,548	(b)
4.00%	12/21/25	306,000	316,065	(b)
Sealed Air Corp.
4.88%	12/01/22	221,000	229,840	(b)
5.13%	12/01/24	221,000	229,287	(b)
Sinclair Television Group Inc.
5.38%	04/01/21	387,000	399,577
Southern California Edison Co.
2.40%	02/01/22	135,000	136,369
Spectra Energy Partners LP
4.75%	03/15/24	175,000	188,591
Sprint Corp.
7.63%	02/15/25	248,000	184,140
Standard Industries Inc.
5.38%	11/15/24	442,000	448,630	(b)
State Street Corp.
3.55%	08/18/25	335,000	356,606	(e)
Statoil ASA
3.95%	05/15/43	84,000	80,082
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	148,000	147,630	(b)
SUPERVALU Inc.
6.75%	06/01/21	374,000	318,835
T-Mobile USA Inc.
6.50%	01/15/26	112,000	116,340
6.63%	04/01/23	370,000	389,425
Tampa Electric Co.
4.35%	05/15/44	169,000	174,219
Target Corp.
3.50%	07/01/24	213,000	233,726
TD Ameritrade Holding Corp.
2.95%	04/01/22	166,000	169,475
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	235,000	251,886	(b)
Teck Resources Ltd.
2.50%	02/01/18	98,000	85,750
3.15%	01/15/17	150,000	144,000
Telecom Italia S.p.A.
5.30%	05/30/24	600,000	615,000	(b)
Tenet Healthcare Corp.
4.75%	06/01/20	921,000	944,025
6.00%	10/01/20	347,000	369,555
The Allstate Corp.
5.75%	08/15/53	186,000	189,023	(h)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	403,452	(b)
The Boeing Co.
1.65%	10/30/20	168,000	168,066
2.60%	10/30/25	168,000	170,900
2.85%	10/30/24	211,000	218,448
The Coca-Cola Co.
2.88%	10/27/25	337,000	350,725

		Principal Amount	Fair Value
The Dow Chemical Co.
4.25%	10/01/34	$172,000	$167,620
The Goldman Sachs Group Inc.
2.38%	01/22/18	299,000	302,879
2.63%	01/31/19	191,000	194,811
2.90%	07/19/18	223,000	228,238
3.75%	05/22/25	288,000	294,909
4.00%	03/03/24	174,000	182,512
4.25%	10/21/25	57,000	57,939
4.80%	07/08/44	368,000	384,887
5.15%	05/22/45	169,000	171,731
The Home Depot Inc.
3.35%	09/15/25	236,000	255,851
4.25%	04/01/46	59,000	64,935
The Korea Development Bank
3.38%	09/16/25	200,000	212,991
The Kroger Co.
2.95%	11/01/21	236,000	246,080
3.50%	02/01/26	105,000	110,401
The Progressive Corp.
3.70%	01/26/45	101,000	98,126
The Toronto-Dominion Bank
2.50%	12/14/20	206,000	210,237
The Walt Disney Co.
2.30%	02/12/21	306,000	316,091
4.13%	06/01/44	73,000	78,317
Time Inc.
5.75%	04/15/22	371,000	329,262	(b)
Time Warner Cable Inc.
4.50%	09/15/42	34,000	30,190
6.55%	05/01/37	101,000	110,879
Time Warner Inc.
3.60%	07/15/25	21,000	21,565
3.88%	01/15/26	309,000	324,197
5.35%	12/15/43	306,000	325,731
TransCanada PipeLines Ltd.
4.88%	01/15/26	170,000	179,640
Tyco Electronics Group S.A.
2.35%	08/01/19	344,000	347,301
Tyco International Finance S.A.
5.13%	09/14/45	100,000	107,101
Tyson Foods Inc.
2.65%	08/15/19	72,000	73,856
3.95%	08/15/24	70,000	74,654
5.15%	08/15/44	70,000	78,289
U.S. Bancorp
5.13%	12/29/49	337,000	345,004	(h)
UBS Group Funding Jersey Ltd.
2.95%	09/24/20	200,000	200,745	(b)
Ultra Petroleum Corp.
6.13%	10/01/24	366,000	27,450	(b)
United Rentals North America Inc.
6.13%	06/15/23	287,000	296,327

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value

UnitedHealth Group Inc.
2.70%	07/15/20	$223,000	$231,743
4.75%	07/15/45	268,000	307,406
US Bank NA
2.80%	01/27/25	250,000	255,184
Valeant Pharmaceuticals International Inc.
6.13%	04/15/25	152,000	117,040	(b)
6.38%	10/15/20	207,000	171,810	(b)
Ventas Realty LP
4.13%	01/15/26	135,000	138,688
Verizon Communications Inc.
1.35%	06/09/17	682,000	683,996
3.50%	11/01/24	168,000	176,340
4.15%	03/15/24	154,000	167,501
4.40%	11/01/34	168,000	169,877
4.67%	03/15/55	118,000	113,280
4.86%	08/21/46	169,000	178,266
5.05%	03/15/34	288,000	312,220
5.15%	09/15/23	215,000	248,244
6.55%	09/15/43	114,000	149,951
Virgin Media Finance PLC
5.75%	01/15/25	202,000	204,525	(b)
Visa Inc.
2.80%	12/14/22	214,000	223,402
3.15%	12/14/25	214,000	223,493
4.30%	12/14/45	101,000	110,529
Volkswagen Group of America Finance LLC
1.06%	11/20/17	200,000	196,231	(b,h)
2.13%	05/23/19	297,000	293,756	(b)
W.R. Grace & Co.
5.13%	10/01/21	140,000	145,600	(b)
5.63%	10/01/24	367,000	382,597	(b)
Wal-Mart Stores Inc.
4.30%	04/22/44	314,000	351,228
Wells Fargo & Co.
3.90%	05/01/45	169,000	169,073
4.10%	06/03/26	218,000	228,227
4.30%	07/22/27	136,000	144,376
5.88%	12/29/49	234,000	249,865	(h)
5.90%	12/29/49	226,000	229,037	(h)
Western Digital Corp.
7.38%	04/01/23	35,000	35,700	(b)
Williams Partners LP
5.40%	03/04/44	34,000	25,479
Windstream Services LLC
6.38%	08/01/23	259,000	189,718
WPP Finance 2010
3.75%	09/19/24	335,000	339,198
XLIT Ltd.
5.25%	12/15/43	143,000	148,086
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	169,000	170,829
			105,761,446

		Principal Amount	Fair Value

Non-Agency Collateralized Mortgage Obligations — 3.3%

American Tower Trust I (REIT)
1.55%	03/15/43	$420,000	$419,690	(b)
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	20,816	20,834
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	600,000	606,513	(h)
Banc of America Commercial Mortgage Trust 2007-4
5.74%	02/10/51	94,459	97,901	(h)
Banc of America Commercial Mortgage Trust 2008-1
6.22%	02/10/51	488,063	513,432	(h)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.34%	11/10/42	63,320	63,250	(h)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.18%	08/15/46	137,514	144,379	(b,h)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.73%	04/12/38	68,864	68,835	(h)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	290,000	300,418	(h)
Citigroup Commercial Mortgage Trust 2014-GC23
4.51%	07/10/47	692,000	564,357	(b,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	146,638	96,205
Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	604,059	645,826
COMM 2013-CR12 Mortgage Trust
5.08%	10/10/46	100,000	92,118	(b,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	140,000	154,864	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	200,000	221,110	(h)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	332,639	253,260	(b,h)
COMM 2014-CR20 Mortgage Trust
4.51%	11/10/47	169,443	167,453	(h)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	332,372	355,689
COMM 2015-CR23 Mortgage Trust
4.26%	05/10/48	161,100	149,595	(h)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/55	293,578	199,210	(h)
3.70%	08/10/55	293,105	313,267
4.37%	08/10/55	263,981	238,742	(h)
COMM 2015-LC19 Mortgage Trust
2.87%	02/10/48	260,000	180,007	(b)
COMM 2015-PC1 Mortgage Trust
4.44%	07/10/50	160,441	156,499	(h)
Core Industrial Trust 2015-CALW
3.25%	02/10/34	322,321	325,753	(b)
CSAIL 2015-C1 Commercial Mortgage Trust
3.80%	04/15/50	100,000	75,283	(b,h)

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value

CSAIL 2015-C2 Commercial Mortgage Trust
4.21%	06/15/57	$112,000	$81,847	(h)
CSAIL 2015-C3 Commercial Mortgage Trust
3.36%	08/15/48	175,977	123,511	(h)
4.11%	08/15/48	234,636	235,411	(h)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	150,000	159,672	(b)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	197,810	198,110
5.32%	08/10/44	120,000	132,423	(b,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	175,000	188,472
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	345,000	332,267	(b)
GS Mortgage Securities Trust 2015-GC28
1.17%	02/10/48	2,270,245	152,569	(g,h)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	161,291	115,770
4.41%	07/10/48	75,719	73,274	(h)
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	554,581	376,574
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	417,675	304,489
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
2.32%	12/15/47	1,047,441	77,875	(g,h)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	70,000	70,592
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	258,617	263,151
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6
5.19%	05/15/45	146,000	142,878	(b,h)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	90,000	97,045	(h)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.07%	11/15/45	140,000	144,020	(h)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	100,000	88,304	(b,h)
4.89%	01/15/47	260,000	256,593	(h)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	180,000	180,804	(h)
4.81%	02/15/47	100,000	81,543	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.68%	04/15/47	100,000	79,429	(b,h)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.70%	05/15/48	307,309	216,029	(h)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.31%	07/15/48	293,257	262,873	(h)
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%	08/15/48	439,886	471,477
LB-UBS Commercial Mortgage Trust 2004-C8
0.46%	12/15/39	11,033	51	(b,g,h)

		Principal Amount	Fair Value

LB-UBS Commercial Mortgage Trust 2006-C4
5.86%	06/15/38	$32,825	$32,820	(h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	192,914	199,872	(h)
6.11%	07/15/40	430,000	444,568	(b)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	350,000	353,090	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	326,000	321,560	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
4.16%	05/15/46	111,517	100,327	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.83%	02/15/47	160,799	132,166	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.90%	04/15/47	485,625	396,673	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	673,132	468,780	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	199,711	138,914	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.42%	02/15/48	2,544,305	216,285	(g,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.99%	03/15/48	3,109,159	200,539	(g,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.88%	04/15/48	290,007	284,517	(h)
4.24%	04/15/48	764,870	589,240	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.14%	07/15/50	760,119	550,930	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%	05/15/48	641,574	685,635
4.35%	05/15/48	586,623	554,751	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	120,541	76,703	(b)
4.60%	01/15/49	171,461	162,660	(h)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	40,904	40,993	(h)
Morgan Stanley Capital I Trust 2006-IQ11
5.87%	10/15/42	110,000	109,054	(h)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	109,172	109,110	(h)
Morgan Stanley Capital I Trust 2006-T23
5.89%	08/12/41	137,517	137,778	(h)
Morgan Stanley Capital I Trust 2007-IQ16
6.05%	12/12/49	290,000	301,465	(h)
Morgan Stanley Capital I Trust 2008-T29
6.27%	01/11/43	110,000	116,793	(h)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	120,000	132,062	(b,h)
Morgan Stanley Capital I Trust 2015-MS1
4.03%	05/15/48	220,000	162,211	(b,h)
Morgan Stanley Capital I Trust 2015-UBS8
3.81%	12/15/48	609,131	653,308

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value

Morgan Stanley Capital I Trust 2016-UBS9
1.42%	03/15/49	$2,173,794	$183,708	(g,h)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.41%	02/15/48	2,635,912	215,675	(g,h)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.01%	06/15/48	481,783	498,691
4.22%	06/15/48	239,622	174,961	(h)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.50%	09/15/58	146,644	110,835	(b,h)
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%	11/15/48	293,304	313,058
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.54%	09/15/58	146,742	110,852	(h)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.25%	07/15/58	146,643	106,531	(h)
Wells Fargo Commercial Mortgage Trust 2015-P2
4.74%	12/15/48	743,135	687,584	(h)
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%	12/15/47	381,206	409,126
4.47%	12/15/47	146,629	142,315	(h)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	128,332	83,218	(b,o)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	23,949	274
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	190,000	207,440
5.13%	12/15/46	140,000	129,374	(b,h)
WFRBS Commercial Mortgage Trust 2013-C18
4.67%	12/15/46	190,621	170,447	(b,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	293,728	234,670	(b)
4.72%	03/15/47	240,000	255,617	(h)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	443,071	313,967	(b,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	578,051	412,005	(b)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	80,000	57,678	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	447,000	485,483	(h)
4.59%	03/15/47	464,977	372,852	(b,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	73,319	50,999
			24,731,707

Sovereign Bonds — 0.4%
Government of Chile
3.63%	10/30/42	250,000	235,625
Government of Colombia
2.63%	03/15/23	236,000	219,480
Government of Mexico
3.60%	01/30/25	510,000	520,200

		Principal Amount	Fair Value

4.00%	10/02/23	$168,000	$175,980
4.60%	01/23/46	245,000	238,875
4.75%	03/08/44	322,000	321,195
Government of Panama
4.00%	09/22/24	200,000	210,000
Government of Peru
4.13%	08/25/27	99,000	103,703
5.63%	11/18/50	55,000	61,875
Government of Philippines
4.20%	01/21/24	200,000	225,683
Government of Turkey
3.25%	03/23/23	73,000	68,802
4.88%	04/16/43	200,000	185,550
			2,566,968

Municipal Bonds and Notes — 0.2%
American Municipal Power Inc.
6.27%	02/15/50	95,000	115,092
Municipal Electric Authority of Georgia
6.64%	04/01/57	169,000	210,451
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	69,640
Port Authority of New York & New Jersey
4.46%	10/01/62	350,000	365,970
South Carolina State Public Service Authority
6.45%	01/01/50	120,000	163,501
State of California
5.70%	11/01/21	175,000	208,407
State of Illinois
5.10%	06/01/33	100,000	93,515
			1,226,576

FNMA (TBA) — 0.0%*
Lehman TBA
5.50%	TBA	64,117	3,783	(k,o)

Total Bonds and Notes (Cost $238,825,524)			240,731,899

	Number of Shares	Fair Value

Exchange Traded Funds — 3.8%

Financial Select Sector SPDR Fund	32,828	738,957	(n)
Industrial Select Sector SPDR Fund	59,068	3,276,502	(n)
Vanguard FTSE Emerging Markets ETF	694,831	24,027,256

Total Exchange Traded Funds (Cost $27,757,127)		28,042,715

Total Investments in Securities (Cost $647,058,364)		669,599,197

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

Fair Value
Short-Term Investments – 10.9%

State Street Institutional U.S. Government Money Market Fund — Class G Shares 0.28% (Cost $81,624,707)	$81,624,707	(d,m,n)

Fair Value

Total Investments (Cost $728,683,071)	$751,223,904

Liabilities in Excess of Other Assets, net — (0.3)%	(2,014,169)

NET ASSETS – 100.0%	$749,209,735

Other Information:

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$13,812	5.00%	12/20/20	$(395,107)	$(306,815)	$(88,292)

The Fund had the following long futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
S&P Mid 400 Emini Index Futures	June 2016	156	$22,482,720	$682,906
2 Yr. U.S. Treasury Notes Futures	June 2016	91	19,906,250	(1,268)
5 Yr. U.S. Treasury Notes Futures	June 2016	5	605,820	3,348
10 Yr. U.S. Treasury Notes Futures	June 2016	47	6,128,359	47,074

				$732,060

The Fund had the following short futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	June 2016	11	$(367,402)	$3,212
FTSE 100 Index Futures	June 2016	2	(175,724)	(818)
S&P 500 Emini Index Futures	June 2016	77	(7,898,275)	(121,307)
Topix Index Futures	June 2016	3	(359,669)	2,690
Ultra Long-Term U.S. Treasury Bond Futures	June 2016	26	(4,485,813)	23,986

				$(92,237)

				$639,823

The Fund was invested in the following countries/territories at March 31, 2016 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	74.83%
Japan	5.15%
United Kingdom	3.17%
France	2.74%
Germany	2.14%
Switzerland	2.00%
China	1.23%
Sweden	1.16%
Ireland	1.12%
Netherlands	0.78%
Canada	0.72%
India	0.59%
Hong Kong	0.52%
Taiwan	0.46%
Mexico	0.41%
Belgium	0.40%
South Korea	0.40%
Italy	0.34%
Norway	0.34%
Australia	0.30%
Luxembourg	0.25%
Spain	0.16%
Supranational	0.14%
South Africa	0.08%
Guernsey	0.06%
Philippines	0.06%
Russian Federation	0.06%
Brazil	0.05%
Turkey	0.05%
Colombia	0.04%
Chile	0.04%

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

Country/Territory	Percentage (based on Fair Value)
Indonesia	0.03%
Panama	0.03%
Jersey	0.03%
Bermuda	0.03%
Peru	0.02%
Cayman Islands	0.02%
Malaysia	0.02%
Thailand	0.01%
Qatar	0.01%
Hungary	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2016 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	2.01%	2.60%	4.61%
Pharmaceuticals	2.80%	1.76%	4.56%
Exchange Traded Funds	3.73%	0.00%	3.73%
Internet Software & Services	1.50%	1.03%	2.53%
Integrated Oil & Gas	1.72%	0.75%	2.47%
Healthcare Equipment	0.86%	1.09%	1.95%
Biotechnology	1.71%	0.00%	1.71%
Technology Hardware, Storage & Peripherals	1.37%	0.25%	1.62%
Cable & Satellite	1.52%	0.03%	1.55%
Aerospace & Defense	1.00%	0.46%	1.46%
Semiconductors	0.74%	0.49%	1.23%
Communications Equipment	0.77%	0.44%	1.21%
Asset Management & Custody Banks	1.08%	0.00%	1.08%
Property & Casualty Insurance	0.00%	1.00%	1.00%
Movies & Entertainment	0.75%	0.22%	0.97%
Multi-Line Insurance	0.63%	0.27%	0.90%
Semiconductor Equipment	0.47%	0.38%	0.85%
Life & Health Insurance	0.00%	0.85%	0.85%
Auto Parts & Equipment	0.00%	0.84%	0.84%
Packaged Foods & Meats	0.32%	0.49%	0.81%
Industrial Machinery	0.53%	0.27%	0.80%
Oil & Gas Equipment & Services	0.44%	0.34%	0.78%
Diversified Real Estate Activities	0.00%	0.77%	0.77%
Automobile Manufacturers	0.20%	0.57%	0.77%
Specialized Finance	0.76%	0.00%	0.76%
Specialized REITs	0.74%	0.00%	0.74%
Wireless Telecommunication Services	0.00%	0.74%	0.74%
Data Processing & Outsourced Services	0.72%	0.01%	0.73%
Systems Software	0.72%	0.00%	0.72%
Electrical Components & Equipment	0.00%	0.69%	0.69%
Soft Drinks	0.68%	0.01%	0.69%
Internet Retail	0.45%	0.23%	0.68%
Oil & Gas Exploration & Production	0.61%	0.04%	0.65%

Industry	Domestic	Foreign	Total
Electronic Equipment & Instruments	0.00%	0.65%	0.65%
Home Improvement Retail	0.59%	0.00%	0.59%
Specialty Chemicals	0.12%	0.46%	0.58%
Application Software	0.26%	0.30%	0.56%
Building Products	0.00%	0.53%	0.53%
Consumer Finance	0.49%	0.00%	0.49%
Electric Utilities	0.25%	0.22%	0.47%
Research & Consulting Services	0.42%	0.00%	0.42%
Brewers	0.00%	0.42%	0.42%
Household Products	0.24%	0.15%	0.39%
Trading Companies & Distributors	0.37%	0.00%	0.37%
Apparel, Accessories & Luxury Goods	0.19%	0.16%	0.35%
Personal Products	0.00%	0.34%	0.34%
Airlines	0.32%	0.00%	0.32%
Investment Banking & Brokerage	0.30%	0.00%	0.30%
Healthcare Services	0.00%	0.29%	0.29%
Leisure Products	0.00%	0.27%	0.27%
Construction Materials	0.00%	0.27%	0.27%
Multi-Utilities	0.27%	0.00%	0.27%
Advertising	0.00%	0.25%	0.25%
Security & Alarm Services	0.00%	0.24%	0.24%
Electronic Components	0.00%	0.23%	0.23%
Healthcare Supplies	0.22%	0.00%	0.22%
Industrial Gases	0.00%	0.22%	0.22%
General Merchandise Stores	0.22%	0.00%	0.22%
Railroads	0.05%	0.16%	0.21%
Healthcare Distributors	0.21%	0.00%	0.21%
Drug Retail	0.20%	0.00%	0.20%
Hypermarkets & Super Centers	0.17%	0.01%	0.18%
IT Consulting & Other Services	0.12%	0.03%	0.15%
Integrated Telecommunication Services	0.14%	0.00%	0.14%
Independent Power Producers & Energy Traders	0.13%	0.00%	0.13%
Air Freight & Logistics	0.13%	0.00%	0.13%
Casinos & Gaming	0.12%	0.00%	0.12%
Diversified Metals & Mining	0.00%	0.11%	0.11%
Broadcasting	0.11%	0.00%	0.11%
Human Resource & Employment Services	0.00%	0.08%	0.08%
Apparel Retail	0.00%	0.07%	0.07%
Automotive Retail	0.07%	0.00%	0.07%
Hotels, Resorts & Cruise Lines	0.06%	0.00%	0.06%
Fertilizers & Agricultural Chemicals	0.06%	0.00%	0.06%
Paper Packaging	0.05%	0.00%	0.05%
Diversified Chemicals	0.05%	0.00%	0.05%
Housewares & Specialties	0.04%	0.00%	0.04%
Thrifts & Mortgage Finance	0.00%	0.04%	0.04%
Department Stores	0.00%	0.03%	0.03%
Industrial Conglomerates	0.00%	0.02%	0.02%
Other Diversified Financial Services	0.00%	0.02%	0.02%
Food Retail	0.00%	0.02%	0.02%
Construction & Engineering	0.00%	0.01%	0.01%
Household Appliances	0.00%	0.01%	0.01%

See Notes to Schedules of Investments and Notes to Financial Statements.

Strategic Investment Fund

Schedule of Investments	March 31, 2016 (Unaudited)

Industry	Domestic	Foreign	Total
Precious Metals & Minerals	0.00%	0.01%	0.01%
Coal & Consumable Fuels	0.00%	0.01%	0.01%
Diversified REITs	0.00%	0.01%	0.01%
Residential REITs	0.00%	0.01%	0.01%
Restaurants	0.00%	0.01%	0.01%
Trucking	0.00%	0.01%	0.01%
Real Estate Development	0.00%	0.00%	0.00%	***
Diversified Support Services	0.00%	0.00%	0.00%	***

			57.09%

Sector	Percentage (based on Fair Value)
Corporate Notes	14.07%
Agency Mortgage Backed	7.50%
U.S. Treasuries	6.61%
Non-Agency Collateralized Mortgage Obligations	3.29%
Sovereign Bonds	0.34%
Municipal Bonds and Notes	0.16%
Agency Collateralized Mortgage Obligations	0.07%
FNMA (TBA)	0.00%	***

	32.04%

Short-Term Investments
Short-Term Investments	10.87%

	10.87%

	100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2016.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

October 1, 2015 – March 31, 2016

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Investment Class	1,000.00	1,025.50	1.22
Service Class	1,000.00	1,024.00	2.48
Hypothetical 5% Return (2.5% for the period)
Investment Class	1,000.00	1,023.80	1.21
Service Class	1,000.00	1,022.55	2.48

*	Expenses are equal to the Fund’s annualized expense ratio of 0.24% for Investment Class shares and 0.49% for Service Class shares (for the period October 1, 2015 – March 31, 2016), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Income Fund	(Unaudited)

Investment Profile

A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities and investing primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments.

Sector Allocation

Portfolio compositions as a % of Fair Value of Investments of $291,465 (in thousands) on March 31, 2016 (a)(b)

Quality Ratings

as a % of Fair Value of Investments of $291,465 (in thousands) on March 31, 2016 (a)(b)

Moody’s / S&P / Ratings *	Percentage of Fair Value

Aaa / AAA	4.62%

Aa / AA	46.18%

A / A	10.40%

Baa / BBB	20.80%

Ba / BB and lower	10.38%

NR / Other	7.62%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*	Moody’s Investors Services, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, GE Asset Management Incorporated (“GEAM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

Income Fund

Schedule of Investments	March 31, 2016 (Unaudited)

Income Fund

		Principal Amount	Fair Value
Bonds and Notes — 97.2%†

U.S. Treasuries – 18.8%

U.S. Treasury Bond
2.50%	02/15/45	$5,710,900	$5,569,687	(m)
U.S. Treasury Notes
1.13%	01/15/19	11,000,000	11,087,230
1.75%	12/31/20	14,551,500	14,914,152	(m)
2.13%	12/31/22	12,202,900	12,679,094	(m)
2.25%	11/15/25	10,377,100	10,803,941
			55,054,104

Agency Mortgage Backed — 22.4%

Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	15,834	17,254
5.00%	07/01/35 - 06/01/41	1,242,135	1,394,668
5.50%	05/01/20 - 04/01/39	379,609	433,675
6.00%	04/01/17 - 11/01/37	625,811	718,735
6.50%	07/01/29 - 10/01/33	2,730	3,140
7.00%	10/01/16 - 08/01/36	77,582	89,267
7.50%	01/01/30 - 09/01/33	2,245	2,376
8.00%	11/01/30	14,153	15,623
8.50%	04/01/30	20,011	24,783
9.00%	12/01/16	94	96
9.50%	04/01/21	29	31
Federal National Mortgage Assoc.
2.22%	04/01/37	2,534	2,584	(h)
3.00%	02/01/43 - 06/01/43	10,524,155	10,829,456	(m)
3.50%	11/01/42 - 08/01/45	3,247,977	3,413,766	(m)
4.00%	05/01/19 - 02/01/46	17,271,410	18,701,256
4.00%	01/01/41 - 03/01/44	7,628,620	8,201,409	(m)
4.50%	05/01/18 - 08/01/20	88,878	92,326
4.50%	07/01/33 - 01/01/41	5,963,976	6,506,154	(m)
5.00%	07/01/20	22,809	24,156
5.00%	03/01/34 - 06/01/41	2,048,023	2,309,714	(m)
5.50%	06/01/20 - 11/01/35	280,415	306,047
5.50%	10/01/24	7,148	7,215	(h)
5.50%	12/01/32 - 04/01/38	1,549,600	1,754,558	(m)
6.00%	05/01/19 - 09/01/21	29,979	31,546
6.00%	01/01/29 - 08/01/35	1,168,895	1,350,452	(m)
6.50%	07/01/17 - 05/01/21	15,293	15,907
6.50%	05/01/24 - 08/01/36	95,946	110,164	(m)
7.00%	10/01/16 - 08/01/17	3,674	3,745
7.00%	10/01/32 - 02/01/34	10,856	11,651	(m)
7.50%	12/01/23 - 12/01/33	64,331	73,435	(m)
8.00%	07/01/25 - 01/01/33	15,429	17,460	(m)
9.00%	12/01/17 - 12/01/22	2,506	2,722	(m)
2.50%	TBA	484,542	497,450	(c)
3.00%	TBA	175,000	179,577	(c)

		Principal Amount	Fair Value

Government National Mortgage Assoc.
3.50%	05/20/43	$3,180,008	$3,369,995	(m)
4.00%	01/20/41 - 04/20/43	3,440,146	3,708,059	(m)
4.50%	08/15/33 - 09/15/34	131,188	143,528
4.50%	05/20/40	550,654	599,276	(m)
5.00%	08/15/33	45,382	50,769
6.00%	04/15/27 - 09/15/36	268,995	310,414
6.50%	04/15/19 - 09/15/36	110,004	126,218
7.00%	10/15/27 - 10/15/36	56,941	65,055
7.50%	01/15/23 - 11/15/31	10,087	10,546
8.00%	05/15/30 - 09/15/30	453	502
8.50%	10/15/17	606	621
9.00%	11/15/16 - 12/15/21	4,221	4,370
5.50%	TBA	255,000	285,376	(c)
			65,817,127

Agency Collateralized Mortgage Obligations — 0.3%

Collateralized Mortgage Obligation Trust
0.01%	11/01/18	87	87	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	983,084	2,792	(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	1,039,900	68,965	(g)
5.00%	02/15/38	9,022	111	(g)
5.50%	06/15/33	47,088	9,612	(g)
6.16%	08/15/25	375,416	34,623	(g,h)
7.50%	07/15/27	4,707	617	(g)
8.00%	04/15/20	27	27
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	1,105	929	(d,f)
5.51%	08/15/43	788,722	160,097	(g,h)
8.00%	02/01/23 - 07/01/24	4,067	803	(g)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	235	226	(d,f)
1.23%	12/25/42	186,655	8,213	(g,h)
5.00%	02/25/40 - 09/25/40	484,590	52,232	(g)
5.57%	07/25/38 - 12/25/41	781,870	155,412	(g,h)
7.07%	05/25/18	30,991	1,529	(g,h)
8.00%	05/25/22	5	84	(g)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	23,223	22,455	(d,f)
4.50%	08/25/35 - 01/25/36	167,898	27,057	(g)
5.00%	03/25/38 - 05/25/38	93,706	15,009	(g)
5.50%	12/25/33	21,457	4,171	(g)
6.00%	01/25/35	90,505	18,580	(g)
7.50%	11/25/23	20,517	3,923	(g)
8.00%	08/25/23 - 07/25/24	8,229	1,757	(g)
8.50%	03/25/17 - 07/25/22	315	40	(g)
8.50%	01/25/18	11	—	(**,g)
9.00%	05/25/22	186	32	(g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	830,251	44,077	(g)
5.00%	10/20/37 - 09/20/38	404,209	18,923	(g)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value

5.82%	02/20/40	$311,097	$49,820	(g,h)
6.36%	01/16/40	517,762	89,611	(g,h)
			791,814

Asset Backed — 0.1%

Chase Funding Trust 2004-1
3.99%	11/25/33	260,477	266,306	(i)

Corporate Notes — 42.0%

21st Century Fox America Inc.
3.70%	10/15/25	107,000	112,086
4.95%	10/15/45	43,000	45,986
6.65%	11/15/37	213,000	265,274
ABB Finance USA Inc.
1.63%	05/08/17	158,000	158,957
AbbVie Inc.
1.75%	11/06/17	370,000	371,741
2.00%	11/06/18	304,000	306,989
2.50%	05/14/20	425,000	432,947
3.60%	05/14/25	170,000	178,529
4.70%	05/14/45	85,000	90,413
ACCO Brands Corp.
6.75%	04/30/20	400,000	423,000
Actavis Funding SCS
1.30%	06/15/17	400,000	398,886
3.00%	03/12/20	214,000	220,194
3.45%	03/15/22	299,000	310,521
3.80%	03/15/25	426,000	443,321
4.75%	03/15/45	42,000	44,491
Activision Blizzard Inc.
5.63%	09/15/21	438,000	460,447	(b)
Aetna Inc.
3.50%	11/15/24	266,000	271,475
Agrium Inc.
3.38%	03/15/25	107,000	103,027
4.90%	06/01/43	187,000	178,009
Alibaba Group Holding Ltd.
4.50%	11/28/34	205,000	209,499
Altria Group Inc.
2.95%	05/02/23	209,000	216,431
4.50%	05/02/43	209,000	224,614
America Movil SAB de C.V.
3.13%	07/16/22	211,000	216,689
American Axle & Manufacturing Inc.
6.25%	03/15/21	283,000	292,198
6.63%	10/15/22	56,000	58,100
American Campus Communities Operating Partnership LP
3.35%	10/01/20	172,000	175,742
4.13%	07/01/24	127,000	130,809
American Electric Power Company Inc.
2.95%	12/15/22	341,000	345,517

		Principal Amount	Fair Value

American Express Co.
3.63%	12/05/24	$242,000	$243,815
American Express Credit Corp.
2.60%	09/14/20	428,000	438,563
American International Group Inc.
3.30%	03/01/21	213,000	217,861
3.75%	07/10/25	250,000	249,812
4.13%	02/15/24	129,000	134,470
4.50%	07/16/44	85,000	80,188
4.80%	07/10/45	214,000	211,052
American Tower Corp. (REIT)
3.40%	02/15/19	550,000	564,371
Amgen Inc.
2.20%	05/22/19	274,000	280,352
Amkor Technology Inc.
6.63%	06/01/21	438,000	416,100
Anadarko Petroleum Corp.
4.85%	03/15/21	178,000	181,298
5.55%	03/15/26	255,000	257,822
5.95%	09/15/16	794,000	806,993
6.60%	03/15/46	100,000	102,116
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	220,000	226,168
3.65%	02/01/26	370,000	389,110
4.90%	02/01/46	190,000	212,293
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	395,000	398,525
Anthem Inc.
3.30%	01/15/23	218,000	220,830	(m)
Apache Corp.
5.10%	09/01/40	213,000	193,311
Apple Inc.
2.85%	05/06/21	180,000	188,932
3.25%	02/23/26	236,000	246,155
3.45%	02/09/45	215,000	194,240
4.65%	02/23/46	247,000	269,719
Argos Merger Sub Inc.
7.13%	03/15/23	268,000	284,080	(b)
Ascension Health
4.85%	11/15/53	327,000	375,844
AstraZeneca PLC
2.38%	11/16/20	135,000	137,789
3.38%	11/16/25	214,000	221,772
4.38%	11/16/45	94,000	100,105
AT&T Inc.
2.38%	11/27/18	250,000	255,424
2.45%	06/30/20	406,000	410,411
2.80%	02/17/21	234,000	239,607
3.40%	05/15/25	73,000	73,182
4.13%	02/17/26	234,000	247,232
4.45%	04/01/24	328,000	354,346
4.50%	05/15/35	213,000	210,382

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value

4.75%	05/15/46	$50,000	$48,787
4.80%	06/15/44	167,000	163,456
AutoNation Inc.
4.50%	10/01/25	102,000	104,578
AutoZone Inc.
3.25%	04/15/25	426,000	426,718
Bank of America Corp.
1.70%	08/25/17	1,075,000	1,076,538	(m)
2.60%	01/15/19	17,000	17,291	(m)
3.95%	04/21/25	257,000	255,965	(m)
4.00%	01/22/25	445,000	445,861	(m)
4.10%	07/24/23	190,000	200,474	(m)
4.25%	10/22/26	385,000	391,505	(m)
Barclays Bank PLC
2.25%	05/10/17	1,281,000	1,295,614	(b)
Barrick Gold Corp.
4.10%	05/01/23	68,000	66,247
Baxalta Inc.
2.88%	06/23/20	428,000	427,430	(b)
4.00%	06/23/25	321,000	326,345	(b)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	495,000	612,961
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	134,000	139,684
Berkshire Hathaway Inc.
2.20%	03/15/21	253,000	258,262
2.75%	03/15/23	393,000	400,918
3.13%	03/15/26	354,000	363,861
Berry Plastics Corp.
5.13%	07/15/23	260,000	263,250
6.00%	10/15/22	300,000	314,250	(b)
Biogen Inc.
2.90%	09/15/20	72,000	74,129
4.05%	09/15/25	80,000	85,532
5.20%	09/15/45	10,000	11,095
Boston Scientific Corp.
3.85%	05/15/25	215,000	223,049
BP Capital Markets PLC
1.38%	05/10/18	210,000	208,790
Branch Banking & Trust Co.
3.63%	09/16/25	450,000	471,566
Calpine Corp.
5.75%	01/15/25	255,000	244,800
5.88%	01/15/24	262,000	275,100	(b)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	438,000	310,980
Canadian Pacific Railway Co.
2.90%	02/01/25	500,000	482,721
Capital One Financial Corp.
4.20%	10/29/25	427,000	432,531
Caterpillar Inc.
4.30%	05/15/44	129,000	134,529

		Principal Amount	Fair Value

Catholic Health Initiatives
2.60%	08/01/18	$130,000	$132,426
4.35%	11/01/42	129,000	127,397
CBS Corp.
3.70%	08/15/24	325,000	334,937
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	399,000	417,952	(b)
CCO Safari II LLC
3.58%	07/23/20	321,000	328,136	(b)
4.91%	07/23/25	320,000	337,666	(b)
6.38%	10/23/35	43,000	47,373	(b)
6.48%	10/23/45	86,000	95,718	(b)
Celgene Corp.
3.88%	08/15/25	208,000	218,690
5.00%	08/15/45	214,000	231,471
CenturyLink Inc.
5.80%	03/15/22	176,000	169,330
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	485,000	452,262	(b)
Chevron Corp.
3.19%	06/24/23	234,000	241,301
Chubb INA Holdings Inc.
2.30%	11/03/20	426,000	433,275
3.15%	03/15/25	150,000	154,357
3.35%	05/03/26	298,000	311,054
4.35%	11/03/45	90,000	98,113
Cigna Corp.
3.25%	04/15/25	427,000	424,299
Cinemark USA Inc.
4.88%	06/01/23	437,000	440,693
Cisco Systems Inc.
2.20%	02/28/21	225,000	229,922
Citigroup Inc.
1.55%	08/14/17	388,000	387,957	(m)
1.75%	05/01/18	419,000	417,905	(m)
1.85%	11/24/17	205,000	205,480	(m)
2.05%	12/07/18	427,000	428,864	(m)
2.70%	03/30/21	507,000	510,930
4.40%	06/10/25	215,000	219,332	(m)
4.45%	09/29/27	250,000	251,689	(m)
4.65%	07/30/45	342,000	358,259	(m)
CMS Energy Corp.
4.88%	03/01/44	215,000	228,650
CNA Financial Corp.
5.88%	08/15/20	366,000	408,664
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	433,000	447,732	(m)
Cogeco Communications Inc.
4.88%	05/01/20	400,000	411,260	(b)
Colgate-Palmolive Co.
4.00%	08/15/45	214,000	235,255

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value

Columbia Pipeline Group Inc.
3.30%	06/01/20	$120,000	$119,304	(b)
4.50%	06/01/25	86,000	85,411	(b)
Comcast Corp.
3.38%	08/15/25	222,000	236,246
4.20%	08/15/34	210,000	222,033
4.60%	08/15/45	215,000	238,596
ConocoPhillips Co.
3.35%	11/15/24	247,000	238,711
5.95%	03/15/46	51,000	54,634
Corp Andina de Fomento
4.38%	06/15/22	646,000	709,734	(m)
Credit Suisse AG
1.70%	04/27/18	421,000	419,225
2.60%	05/27/16	416,000	416,994	(b)
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	502,000	479,767
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	520,000	530,400
CSX Corp.
4.50%	08/01/54	125,000	123,953
CubeSmart LP
4.00%	11/15/25	120,000	122,791
CVS Health Corp.
2.25%	08/12/19	430,000	440,860
3.88%	07/20/25	428,000	462,067
5.13%	07/20/45	323,000	374,287
Daimler Finance North America LLC
2.38%	08/01/18	633,000	643,290	(b)
Danaher Corp.
2.40%	09/15/20	215,000	222,065
4.38%	09/15/45	106,000	118,427
Denbury Resources Inc.
5.50%	05/01/22	438,000	197,100
6.38%	08/15/21	175,000	82,250
Deutsche Bank AG
4.50%	04/01/25	433,000	376,495
Devon Energy Corp.
5.85%	12/15/25	193,000	186,368
Dexia Credit Local S.A.
2.25%	01/30/19	869,000	885,720	(b,m)
Diageo Investment Corp.
2.88%	05/11/22	509,000	532,320
DigitalGlobe Inc.
5.25%	02/01/21	438,000	398,580	(b)
Discover Bank
3.10%	06/04/20	298,000	300,298
Dollar General Corp.
1.88%	04/15/18	425,000	427,546
4.13%	07/15/17	427,000	440,816
4.15%	11/01/25	213,000	223,876

		Principal Amount	Fair Value

Dollar Tree Inc.
5.75%	03/01/23	$525,000	$556,172	(b)
Dominion Resources Inc.
3.63%	12/01/24	224,000	227,367
Dr Pepper Snapple Group Inc.
3.40%	11/15/25	427,000	441,714
Duke Energy Progress LLC
4.15%	12/01/44	130,000	136,563
Eastman Chemical Co.
3.60%	08/15/22	426,000	443,653
Ecopetrol S.A.
5.88%	05/28/45	106,000	83,443
Electricite de France S.A.
2.15%	01/22/19	857,000	867,095	(b,m)
Eli Lilly & Co.
3.70%	03/01/45	42,000	42,754
EMD Finance LLC
3.25%	03/19/25	214,000	213,811	(b)
Enbridge Energy Partners LP
4.20%	09/15/21	196,000	186,134
4.38%	10/15/20	211,000	206,034
Energizer Holdings Inc.
5.50%	06/15/25	440,000	442,112	(b)
Energy Transfer Equity LP
5.88%	01/15/24	862,000	737,010
Energy Transfer Partners LP
4.05%	03/15/25	85,000	74,838
5.15%	03/15/45	73,000	56,761
6.50%	02/01/42	233,000	214,427
Enterprise Products Operating LLC
3.70%	02/15/26	205,000	203,533
EOG Resources Inc.
4.15%	01/15/26	425,000	440,697
Equinix Inc.
5.88%	01/15/26	90,000	94,770
ERP Operating LP
4.50%	07/01/44	85,000	90,244
European Investment Bank
4.88%	01/17/17	490,000	505,624	(m)
Express Scripts Holding Co.
3.30%	02/25/21	139,000	142,621
Exxon Mobil Corp.
2.22%	03/01/21	510,000	518,913
3.04%	03/01/26	240,000	245,747
4.11%	03/01/46	155,000	164,398
FedEx Corp.
4.10%	02/01/45	2,000	1,903
Fiat Chrysler Automobiles N.V.
5.25%	04/15/23	200,000	198,900
Five Corners Funding Trust
4.42%	11/15/23	465,000	487,601	(b)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value

Florida Power & Light Co.
4.13%	02/01/42	$234,000	$249,264
Ford Motor Credit Company LLC
3.20%	01/15/21	450,000	460,331
3.22%	01/09/22	455,000	463,701
5.88%	08/02/21	329,000	377,253
Frontier Communications Corp.
7.13%	03/15/19	407,000	418,192
11.00%	09/15/25	265,000	266,325	(b)
General Motors Co.
5.20%	04/01/45	43,000	40,412
General Motors Financial Company Inc.
3.15%	01/15/20	300,000	301,016
3.20%	07/13/20	855,000	853,422
5.25%	03/01/26	255,000	267,603
Georgia-Pacific LLC
3.60%	03/01/25	425,000	439,851	(b)
Gilead Sciences Inc.
3.65%	03/01/26	240,000	255,426
4.80%	04/01/44	147,000	161,567
GLP Capital LP/GLP Financing II Inc.
5.38%	11/01/23	129,000	129,000
Grupo Televisa SAB
5.00%	05/13/45	209,000	190,710
Halliburton Co.
2.70%	11/15/20	214,000	217,351
3.80%	11/15/25	193,000	193,116
5.00%	11/15/45	128,000	125,524
HCA Inc.
4.75%	05/01/23	205,000	208,588
6.50%	02/15/20	85,000	93,288
Hess Corp.
5.60%	02/15/41	102,000	91,003
HSBC USA Inc.
2.75%	08/07/20	640,000	643,235
Hyundai Capital America
2.13%	10/02/17	207,000	207,563	(b)
Illinois Tool Works Inc.
3.50%	03/01/24	431,000	464,781
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	299,000	306,366
Ingles Markets Inc.
5.75%	06/15/23	554,000	562,310
International Business Machines Corp.
3.63%	02/12/24	439,000	471,727
Interstate Power & Light Co.
3.40%	08/15/25	100,000	104,583
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	133,000	124,594	(b)
Invesco Finance PLC
3.13%	11/30/22	460,000	469,443

		Principal Amount	Fair Value

JB Poindexter & Company Inc.
9.00%	04/01/22	$120,000	$125,700	(b)
JBS USA LLC/JBS USA Finance Inc.
5.75%	06/15/25	350,000	306,250	(b)
Jefferies Group LLC
5.13%	01/20/23	131,000	131,514
6.50%	01/20/43	142,000	126,534
Johnson & Johnson
1.65%	03/01/21	150,000	150,789
2.45%	03/01/26	150,000	150,738
3.70%	03/01/46	256,000	268,785
JPMorgan Chase & Co.
2.55%	10/29/20	190,000	192,639
3.88%	09/10/24	715,000	732,451
4.25%	10/01/27	484,000	503,683
6.10%	10/29/49	510,000	519,695	(h)
KB Home
7.00%	12/15/21	515,000	515,000
Kellogg Co.
4.50%	04/01/46	100,000	102,412
Keysight Technologies Inc.
4.55%	10/30/24	369,000	359,703
KFW
4.50%	07/16/18	169,000	182,197
Kinder Morgan Energy Partners LP
3.50%	09/01/23	139,000	125,978
4.30%	05/01/24	119,000	113,134
Kinder Morgan Inc.
3.05%	12/01/19	94,000	92,574
4.30%	06/01/25	187,000	177,947
5.55%	06/01/45	128,000	113,785
Kraft Heinz Foods Co.
2.80%	07/02/20	408,000	418,037	(b,m)
3.95%	07/15/25	246,000	262,045	(b,m)
L Brands Inc.
5.63%	02/15/22	175,000	190,649
L-3 Communications Corp.
1.50%	05/28/17	167,000	166,439	(m)
Lee Enterprises Inc.
9.50%	03/15/22	353,000	347,264	(b,m)
Lennar Corp.
4.50%	11/15/19	525,000	546,000	(m)
4.75%	05/30/25	176,000	172,920	(m)
Levi Strauss & Co.
5.00%	05/01/25	262,000	264,620	(m)
Lockheed Martin Corp.
2.50%	11/23/20	299,000	306,384
3.55%	01/15/26	427,000	451,991
3.80%	03/01/45	88,000	85,389
4.70%	05/15/46	96,000	107,373
Lowe’s Companies Inc.
4.38%	09/15/45	170,000	188,945

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value

LyondellBasell Industries N.V.
4.63%	02/26/55	$85,000	$75,959
Marathon Oil Corp.
6.00%	10/01/17	514,000	521,060
Marathon Petroleum Corp.
3.63%	09/15/24	425,000	388,787
Marsh & McLennan Companies Inc.
3.50%	03/10/25	206,000	209,533
3.75%	03/14/26	300,000	307,745
Mattel Inc.
2.35%	05/06/19	475,000	481,166
McDonald’s Corp.
2.75%	12/09/20	128,000	132,630
3.70%	01/30/26	299,000	316,928
4.88%	12/09/45	98,000	107,093
Mead Johnson Nutrition Co.
3.00%	11/15/20	299,000	307,387
4.13%	11/15/25	299,000	317,613
Medtronic Inc.
2.50%	03/15/20	128,000	132,505
3.50%	03/15/25	462,000	493,153
4.63%	03/15/45	215,000	240,199
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	164,765
Merck & Company Inc.
2.75%	02/10/25	425,000	435,274
MetLife Inc.
3.60%	11/13/25	214,000	219,374
4.05%	03/01/45	107,000	101,250
4.72%	12/15/44	131,000	136,590
MGM Resorts International
5.25%	03/31/20	267,000	273,675
6.63%	12/15/21	438,000	469,755
Microsoft Corp.
4.00%	02/12/55	225,000	221,069
Mid-America Apartments LP
4.00%	11/15/25	193,000	197,103
Mizuho Bank Ltd.
2.45%	04/16/19	523,000	528,292	(b)
Monsanto Co.
4.70%	07/15/64	123,000	106,317
Morgan Stanley
2.45%	02/01/19	235,000	238,489	(m)
2.65%	01/27/20	90,000	91,363	(m)
3.70%	10/23/24	189,000	195,445	(m)
3.88%	01/27/26	73,000	76,179	(m)
3.95%	04/23/27	427,000	427,667	(m)
4.10%	05/22/23	727,000	749,976	(m)
5.00%	11/24/25	171,000	185,140	(m)
Motorola Solutions Inc.
4.00%	09/01/24	143,000	132,038

		Principal Amount	Fair Value

National Retail Properties Inc.
4.00%	11/15/25	$213,000	$219,177
NCL Corporation Ltd.
4.63%	11/15/20	220,000	221,100	(b,m)
Newell Rubbermaid Inc.
3.85%	04/01/23	510,000	529,118
4.20%	04/01/26	157,000	164,206
5.50%	04/01/46	150,000	162,391
Newmont Mining Corp.
4.88%	03/15/42	163,000	140,163
Nexen Energy ULC
6.40%	05/15/37	232,000	263,278
NIKE Inc.
3.88%	11/01/45	214,000	223,976
Noble Energy Inc.
3.90%	11/15/24	256,000	241,271
Northern States Power Co.
2.20%	08/15/20	427,000	434,978
Northrop Grumman Corp.
3.85%	04/15/45	50,000	49,494
Novartis Capital Corp.
3.00%	11/20/25	108,000	112,647	(m)
4.00%	11/20/45	283,000	302,971	(m)
NRG Energy Inc.
6.25%	07/15/22	227,000	211,039	(m)
Occidental Petroleum Corp.
3.50%	06/15/25	428,000	438,510	(m)
Omnicom Group Inc.
3.63%	05/01/22	187,000	196,408	(m)
Oracle Corp.
2.25%	10/08/19	610,000	629,522	(m)
2.95%	05/15/25	273,000	279,779	(m)
4.13%	05/15/45	86,000	87,891	(m)
Owens & Minor Inc.
3.88%	09/15/21	350,000	352,898	(m)
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	300,000	315,375	(b,m)
Pacific Gas & Electric Co.
3.40%	08/15/24	640,000	667,983	(m)
PacifiCorp
6.25%	10/15/37	258,000	337,045	(m)
Penn National Gaming Inc.
5.88%	11/01/21	265,000	263,675	(m)
PepsiCo Inc.
3.10%	07/17/22	97,000	103,541	(m)
4.25%	10/22/44	127,000	135,686	(m)
4.60%	07/17/45	128,000	144,353	(m)
Perrigo Finance Unlimited Co.
3.50%	03/15/21	254,000	260,250
Petroleos Mexicanos
3.50%	01/30/23	278,000	251,938
5.63%	01/23/46	94,000	78,998
6.38%	02/04/21	185,000	197,303	(b)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value

Pfizer Inc.
4.40%	05/15/44	$135,000	$152,667
Philip Morris International Inc.
2.75%	02/25/26	227,000	231,358
4.13%	03/04/43	214,000	221,600
Phillips 66 Partners LP
2.65%	02/15/20	128,000	123,314
3.61%	02/15/25	139,000	126,363
PNC Bank NA
2.40%	10/18/19	441,000	450,204
Praxair Inc.
3.20%	01/30/26	148,000	155,384
Precision Castparts Corp.
4.38%	06/15/45	128,000	140,888
Principal Financial Group Inc.
4.70%	05/15/55	276,000	267,306	(h)
Prologis LP
3.75%	11/01/25	213,000	222,352
Prudential Financial Inc.
5.38%	05/15/45	214,000	211,860	(h)
5.63%	06/15/43	260,000	264,810	(h)
PulteGroup Inc.
4.25%	03/01/21	130,000	131,950
5.50%	03/01/26	390,000	401,212
QUALCOMM Inc.
4.80%	05/20/45	154,000	152,593
Quest Diagnostics Inc.
4.70%	03/30/45	128,000	124,050
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	300,000	264,794
Revlon Consumer Products Corp.
5.75%	02/15/21	895,000	919,612	(m)
Reynolds American Inc.
4.45%	06/12/25	130,000	143,092
Rio Tinto Finance USA Ltd.
3.75%	06/15/25	107,000	104,935
Roche Holdings Inc.
2.63%	05/15/26	220,000	219,846	(b)
Rogers Communications Inc.
5.00%	03/15/44	86,000	94,760
Royal Bank of Canada
1.20%	09/19/17	717,000	716,290
4.65%	01/27/26	235,000	238,568
Ryder System Inc.
2.45%	09/03/19	345,000	345,397
Santander Bank NA
2.00%	01/12/18	520,000	515,615
Santander UK Group Holdings PLC
3.13%	01/08/21	300,000	301,755
4.75%	09/15/25	200,000	189,169	(b)
Schaeffler Holding Finance BV (6.75% Cash/7.50% PIK)
6.75%	11/15/22	860,000	935,250	(b,l)

		Principal Amount	Fair Value

Schlumberger Holdings Corp.
3.00%	12/21/20	$641,000	$650,144	(b,m)
4.00%	12/21/25	427,000	441,044	(b,m)
Sealed Air Corp.
4.88%	12/01/22	262,000	272,480	(b)
5.13%	12/01/24	262,000	271,825	(b)
Sinclair Television Group Inc.
5.38%	04/01/21	459,000	473,917
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	335,000	331,325	(b)
Southern California Edison Co.
2.40%	02/01/22	170,000	171,724
Spectra Energy Partners LP
4.75%	03/15/24	207,000	223,076	(m)
Standard Industries Inc.
5.38%	11/15/24	525,000	532,875	(b)
State Street Corp.
3.55%	08/18/25	150,000	159,674	(m,e)
Statoil ASA
3.95%	05/15/43	107,000	102,009
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	175,000	174,563	(b,m)
SUPERVALU Inc.
6.75%	06/01/21	441,000	375,953	(m)
T-Mobile USA Inc.
6.50%	01/15/26	132,000	137,115	(m)
6.63%	04/01/23	438,000	460,995	(m)
Tampa Electric Co.
4.35%	05/15/44	209,000	215,454	(m)
Target Corp.
3.50%	07/01/24	265,000	290,786	(m)
TD Ameritrade Holding Corp.
2.95%	04/01/22	211,000	215,417	(m)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	250,000	267,964	(b,m)
Teck Resources Ltd.
2.50%	02/01/18	125,000	109,375	(m)
3.15%	01/15/17	177,000	169,920	(m)
Telecom Italia S.p.A.
5.30%	05/30/24	650,000	666,250	(b,m)
Tenet Healthcare Corp.
4.75%	06/01/20	160,000	164,000	(m)
6.00%	10/01/20	424,000	451,560	(m)
The Allstate Corp.
5.75%	08/15/53	240,000	243,900	(h)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	403,452	(b)
The Boeing Co.
1.65%	10/30/20	213,000	213,084
2.60%	10/30/25	213,000	216,676
2.85%	10/30/24	224,000	231,907

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value

The Coca-Cola Co.
2.88%	10/27/25	$427,000	$444,390
The Dow Chemical Co.
4.25%	10/01/34	218,000	212,448
The Goldman Sachs Group Inc.
2.38%	01/22/18	335,000	339,346
2.63%	01/31/19	140,000	142,794
2.90%	07/19/18	296,000	302,953
3.75%	05/22/25	365,000	373,757
4.00%	03/03/24	142,000	148,947
4.25%	10/21/25	72,000	73,187
4.80%	07/08/44	464,000	485,292
5.15%	05/22/45	214,000	217,458
The Home Depot Inc.
3.35%	09/15/25	299,000	324,150
4.25%	04/01/46	82,000	90,248
The Korea Development Bank
3.38%	09/16/25	211,000	224,706
4.00%	09/09/16	245,000	248,326	(m)
The Kroger Co.
2.95%	11/01/21	299,000	311,771	(m)
3.50%	02/01/26	144,000	151,407
The Progressive Corp.
3.70%	01/26/45	122,000	118,528
The Toronto-Dominion Bank
2.50%	12/14/20	427,000	435,783
The Walt Disney Co.
2.30%	02/12/21	328,000	338,816	(m)
4.13%	06/01/44	102,000	109,429
Time Inc.
5.75%	04/15/22	443,000	393,162	(b)
Time Warner Cable Inc.
4.50%	09/15/42	43,000	38,182	(m)
6.55%	05/01/37	127,000	139,423	(m)
Time Warner Inc.
3.60%	07/15/25	6,000	6,161	(m)
3.88%	01/15/26	391,000	410,230	(m)
5.35%	12/15/43	261,000	277,830	(m)
TransCanada PipeLines Ltd.
4.88%	01/15/26	235,000	248,326
Tyco Electronics Group S.A.
2.35%	08/01/19	421,000	425,039
Tyco International Finance S.A.
5.13%	09/14/45	130,000	139,232
Tyson Foods Inc.
2.65%	08/15/19	71,000	72,831	(m)
3.95%	08/15/24	78,000	83,185	(m)
5.15%	08/15/44	78,000	87,236	(m)
U.S. Bancorp
5.13%	12/29/49	427,000	437,141	(h,m)
UBS Group Funding Jersey Ltd.
2.95%	09/24/20	200,000	200,745	(b,m)

		Principal Amount	Fair Value

Ultra Petroleum Corp.
6.13%	10/01/24	$437,000	$32,775	(b,m)
United Rentals North America Inc.
6.13%	06/15/23	345,000	356,213	(m)
UnitedHealth Group Inc.
2.70%	07/15/20	155,000	161,077	(m)
4.75%	07/15/45	275,000	315,435	(m)
US Bank NA
2.80%	01/27/25	315,000	321,532	(m)
Valeant Pharmaceuticals International Inc.
6.13%	04/15/25	90,000	69,300	(b,m)
6.38%	10/15/20	137,000	113,710	(b,m)
Ventas Realty LP
4.13%	01/15/26	171,000	175,671	(m)
Verizon Communications Inc.
1.35%	06/09/17	593,000	594,736	(m)
3.50%	11/01/24	213,000	223,573	(m)
4.15%	03/15/24	172,000	187,079	(m)
4.40%	11/01/34	213,000	215,380	(m)
4.67%	03/15/55	150,000	144,000	(m)
4.86%	08/21/46	214,000	225,734	(m)
5.05%	03/15/34	385,000	417,377	(m)
5.15%	09/15/23	256,000	295,584	(m)
6.55%	09/15/43	144,000	189,411	(m)
Virgin Media Finance PLC
5.75%	01/15/25	439,000	444,487	(b,m)
Visa Inc.
2.80%	12/14/22	299,000	312,137	(m)
3.15%	12/14/25	299,000	312,263	(m)
4.30%	12/14/45	141,000	154,303	(m)
Volkswagen Group of America Finance LLC
1.06%	11/20/17	211,000	207,024	(b,h,m)
2.13%	05/23/19	200,000	197,816	(b,m)
W.R. Grace & Co.
5.13%	10/01/21	165,000	171,600	(b)
5.63%	10/01/24	438,000	456,615	(b)
Wells Fargo & Co.
3.90%	05/01/45	214,000	214,092	(m)
4.10%	06/03/26	22,000	23,032	(m)
4.30%	07/22/27	172,000	182,593	(m)
5.88%	12/29/49	297,000	317,137	(h,m)
5.90%	12/29/49	281,000	284,776	(h,m)
Western Digital Corp.
7.38%	04/01/23	65,000	66,300	(b)
Williams Partners LP
5.40%	03/04/44	43,000	32,223
Windstream Services LLC
6.38%	08/01/23	409,000	299,593
WPP Finance 2010
3.75%	09/19/24	425,000	430,326
XLIT Ltd.
5.25%	12/15/43	184,000	190,544

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value

Zimmer Biomet Holdings Inc.
3.55%	04/01/25	$213,000	$215,306
			123,212,594

Non-Agency Collateralized Mortgage Obligations — 11.8%

American Tower Trust I (REIT)
1.55%	03/15/43	644,000	643,525	(b)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	1,050,000	1,053,587
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	905,000	914,824	(h)
Banc of America Commercial Mortgage Trust 2007-4
5.74%	02/10/51	60,724	62,936	(h)
Banc of America Commercial Mortgage Trust 2008-1
6.22%	02/10/51	137,268	144,403	(h)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.34%	11/10/42	41,402	41,356	(h)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.18%	08/15/46	168,401	176,808	(b,h)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.73%	04/12/38	108,214	108,169	(h)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	190,000	196,825	(h)
Citigroup Commercial Mortgage Trust 2014-GC23
4.51%	07/10/47	848,000	691,582	(b,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	206,012	135,159
Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	848,321	906,978
COMM 2013-CR12 Mortgage Trust
5.08%	10/10/46	100,000	92,118	(b,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	175,000	193,580	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	245,000	270,860	(h)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	413,823	315,071	(b,h)
COMM 2014-CR20 Mortgage Trust
4.51%	11/10/47	208,404	205,956	(h)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	418,316	447,662
COMM 2015-CR23 Mortgage Trust
4.26%	05/10/48	189,546	176,010	(h)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/55	412,335	279,794	(h)
3.70%	08/10/55	411,768	440,093
4.37%	08/10/55	370,677	335,236	(h)
COMM 2015-LC19 Mortgage Trust
2.87%	02/10/48	309,000	213,931	(b)
COMM 2015-PC1 Mortgage Trust
4.44%	07/10/50	185,864	181,298	(h)

		Principal Amount	Fair Value

Core Industrial Trust 2015-CALW
3.25%	02/10/34	$381,065	$385,122	(b)
CSAIL 2015-C1 Commercial Mortgage Trust
3.80%	04/15/50	100,000	75,283	(b,h)
CSAIL 2015-C2 Commercial Mortgage Trust
4.21%	06/15/57	133,000	97,193	(h)
CSAIL 2015-C3 Commercial Mortgage Trust
3.36%	08/15/48	247,064	173,403	(h)
4.11%	08/15/48	329,419	330,507	(h)
GS Mortgage Securities Corp. II 2012-GCJ9
2.31%	11/10/45	947,206	87,254	(h,g)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	280,000	298,055	(b)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	346,168	346,692
5.32%	08/10/44	100,000	110,352	(b,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	220,000	236,936
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	430,000	414,130	(b)
GS Mortgage Securities Trust 2015-GC28
1.17%	02/10/48	2,845,917	191,257	(g,h)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	226,593	162,642
4.41%	07/10/48	106,375	102,940	(h)
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	459,148	311,773
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	567,780	413,917
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
2.32%	12/15/47	1,226,733	91,205	(g,h)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	380,000	383,213
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	267,535	272,225
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6
5.19%	05/15/45	175,000	171,258	(b,h)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	125,000	134,784	(h)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.07%	11/15/45	170,000	174,882	(h)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	317,000	312,846	(h)
4.89%	01/15/47	180,876	159,721	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	210,000	210,938	(h)
4.81%	02/15/47	197,705	161,215	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.68%	04/15/47	100,000	79,429	(b,h)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.70%	05/15/48	392,595	275,982	(h)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value

JPMBB Commercial Mortgage Securities Trust 2015-C30
4.31%	07/15/48	$411,987	$369,302	(h)
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%	08/15/48	617,747	662,111
LB-UBS Commercial Mortgage Trust 2004-C8
0.46%	12/15/39	96,018	444	(b,g,h)
LB-UBS Commercial Mortgage Trust 2006-C4
5.86%	06/15/38	57,445	57,436	(h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	269,803	279,534	(h)
6.11%	07/15/40	530,000	547,956	(b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	18,308	642	(g)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	1,029,000	1,038,085	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	396,000	390,607	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
4.16%	05/15/46	156,576	140,865	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.83%	02/15/47	225,766	185,564	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.90%	04/15/47	578,625	472,638	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	835,411	581,794	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	251,885	175,204	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.42%	02/15/48	3,227,724	274,381	(g,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.99%	03/15/48	3,887,396	250,735	(g,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.88%	04/15/48	342,479	335,996	(h)
4.24%	04/15/48	1,292,096	995,404	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.14%	07/15/50	1,525,730	1,105,840	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%	05/15/48	751,116	802,700
4.35%	05/15/48	823,726	778,972	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	267,259	170,062	(b)
4.60%	01/15/49	380,157	360,644	(h)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	62,853	62,989	(h)
Morgan Stanley Capital I Trust 2006-IQ11
5.87%	10/15/42	270,000	267,678	(h)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	77,980	77,935	(h)
Morgan Stanley Capital I Trust 2006-T23
5.89%	08/12/41	59,646	59,759	(h)
Morgan Stanley Capital I Trust 2007-IQ16
6.05%	12/12/49	190,000	197,512	(h)

		Principal Amount	Fair Value

Morgan Stanley Capital I Trust 2008-T29
6.27%	01/11/43	$250,000	$265,439	(h)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	209,098	(b,h)
Morgan Stanley Capital I Trust 2015-MS1
4.03%	05/15/48	260,000	191,704	(b,h)
Morgan Stanley Capital I Trust 2015-UBS8
3.81%	12/15/48	724,838	777,406
Morgan Stanley Capital I Trust 2016-UBS9
1.42%	03/15/49	4,775,894	403,613	(g,h)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.41%	02/15/48	3,280,368	268,405	(g,h)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.01%	06/15/48	565,872	585,732
4.22%	06/15/48	336,512	245,706	(h)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.50%	09/15/58	205,915	155,632	(b,h)
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%	11/15/48	411,887	439,627
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.54%	09/15/58	206,161	155,738	(h)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.25%	07/15/58	206,028	149,672	(h)
Wells Fargo Commercial Mortgage Trust 2015-P2
4.74%	12/15/48	1,596,140	1,476,826	(h)
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%	12/15/47	535,543	574,767
4.47%	12/15/47	205,916	199,858	(h)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	281,063	182,257	(b,o)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	73,343	839
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	240,000	262,029
5.13%	12/15/46	175,000	161,718	(b,h)
WFRBS Commercial Mortgage Trust 2013-C18
4.67%	12/15/46	221,760	198,290	(b,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	412,226	329,343	(b)
4.72%	03/15/47	300,000	319,521	(h)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	532,045	377,016	(b,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	784,992	559,502	(b)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	95,000	68,493	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	544,000	590,834	(h)
4.59%	03/15/47	582,134	466,797	(b,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	102,974	71,626
			34,723,192

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2016 (Unaudited)

		Principal Amount	Fair Value

Sovereign Bonds — 1.1%

Government of Colombia
2.63%	03/15/23	$327,000	$304,110
5.63%	02/26/44	143,000	142,285
Government of Mexico
3.60%	01/30/25	336,000	342,720	(m)
4.00%	10/02/23	214,000	224,165
4.60%	01/23/46	310,000	302,250	(m)
4.75%	03/08/44	466,000	464,835	(m)
Government of Panama
4.00%	09/22/24	203,000	213,150
Government of Peru
4.13%	08/25/27	129,000	135,128
5.63%	11/18/50	69,000	77,625
Government of Philippines
3.95%	01/20/40	200,000	219,445
4.20%	01/21/24	200,000	225,683
Government of Turkey
3.25%	03/23/23	296,000	278,979
4.88%	04/16/43	211,000	195,755
			3,126,130

Municipal Bonds and Notes — 0.7%

American Municipal Power Inc.
6.27%	02/15/50	295,000	357,390
Municipal Electric Authority of Georgia
6.64%	04/01/57	336,000	418,411
Port Authority of New York & New Jersey
4.46%	10/01/62	525,000	548,955
South Carolina State Public Service Authority
6.45%	01/01/50	235,000	320,190
State of California
5.70%	11/01/21	290,000	345,361

		Principal Amount	Fair Value

State of Illinois
5.10%	06/01/33	$130,000	$121,569
			2,111,876

FNMA (TBA) — 0.0%*

Lehman TBA
5.50%	TBA	216,625	12,781	(k,o)

Total Bonds and Notes (Cost $282,896,246)			285,115,924

		Number of Shares	Fair Value
Domestic Equity — 0.1%

Preferred Stock — 0.1%

Wells Fargo & Co.
(Cost $326,100)		13,044	343,840

Total Investments in Securities (Cost $283,222,346)			285,459,764

Short-Term Investments — 2.0%

State Street Institutional U.S. Government Money Market Fund — Class G Shares 0.28% (Cost $6,004,909)			6,004,909	(d,m,n)

Total Investments (Cost $289,227,255)			291,464,673

Other Assets and Liabilities, net — 0.7%			1,919,201

NET ASSETS — 100.0%			$293,383,874

Other Information:

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$17,782	5.00%	12/20/20	$(508,674)	$(387,331)	$(121,342)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	March 31, 2016 (Unaudited)

The Fund had the following long futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	June 2016	5	$822,188	$(6,150)
2 Yr. U.S. Treasury Notes Futures	June 2016	110	24,062,500	(4,436)
5 Yr. U.S. Treasury Notes Futures	June 2016	101	12,237,570	11,771

				$1,185

The Fund had the following short futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2016	4	$(690,125)	$(4,572)
10 Yr. U.S. Treasury Notes Futures	June 2016	80	(8,605,781)	25,509

				$20,937

				$22,122

See Notes to Schedules of Investments and Notes to Financial Statements.

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to $25,407,168 and $33,515,944 or 3.39% and 11.42% of the net assets of the GE Institutional Strategic Investment Fund and GE Institutional Income Fund, respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016.

(i)	Step coupon bond.
(j)	General Electric Co. is the parent company of GE Asset Management Incorporated (GEAM), the Fund’s investment adviser.

(k)	Security is in default.

(l)	Represents a payment-in-kind (PIK) security which may pay all or a portion of interest in additional par.

(m)	At March 31, 2016, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(n)	Sponsored by SSGA Funds Management, Inc., the S&P 500 Index Fund’s sub-advisor, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(o)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

†	Percentages are based on net assets as of March 31, 2016.

*	Less than 0.05%.

**	Less than $0.50

***	Less than 0.005%.

Abbreviations:

ADR	—	American Depositary Receipt

GDR	—	Global Depositary Receipt

REIT	—	Real Estate Investment Trust

REMIC	—	Real Estate Mortgage Investment Conduit

SPDR	—	Standard and Poor’s Depositary Receipt

STRIPS	—	Separate Trading of Registered Interest and Principal of Security

TBA	—	To Be Announced

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	U.S. Equity Fund
	Investment Class												Service Class
	3/31/16†		9/30/15		9/30/14		9/30/13		9/30/12		9/30/11		3/31/16†		9/30/15		9/30/14		9/30/13		9/30/12		9/30/11
Inception date	—		—		—		—		—		11/25/97		—		—		—		—		—		1/3/01
Net asset value, beginning of period	$14.46		$17.32		$15.59		$12.90		$10.07		$10.50		$15.06		$17.95		$15.96		$13.12		$10.24		$10.67
Income/(loss) from investment operations:
Net investment income	0.11	*	0.21	*	0.22	*	0.22	*	0.16	*	0.13		0.10	*	0.18	*	0.19	*	0.18	*	0.14	*	0.10	*
Net realized and unrealized gains/(losses) on investments	0.62	*	(0.65)	*	2.60	*	2.67	*	2.80	*	(0.42)		0.64	*	(0.69)	*	2.67	*	2.83	*	2.84	*	(0.41)	*
Total income/(loss) from investment operations	0.73		(0.44)		2.82		2.89		2.96		(0.29)		0.74		(0.51)		2.86		3.01		2.98		(0.31)
Less distributions from:
Net investment income	0.24		0.25		0.22		0.20		0.13		0.14		0.20		0.21		—		0.17		0.10		0.12
Net realized gains	2.45		2.17		0.87		—		—		—		2.45		2.17		0.87		—		—		—
Total distributions	2.69		2.42		1.09		0.20		0.13		0.14		2.65		2.38		0.87		0.17		0.10		0.12
Net asset value, end of period	$12.50		$14.46		$17.32		$15.59		$12.90		$10.07		$13.15		$15.06		$17.95		$15.96		$13.12		$10.24
TOTAL RETURN (a)	4.90%		(3.57)%		18.88%		22.76%		29.68%		(2.92)%		4.76%		(3.83)%		18.55%		23.23%		29.33%		(3.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$601,253		$615,024		$836,752		$767,603		$658,065		$522,532		$106		$104		$117		$84		$3,133		$2,402
Ratios to average net assets:
Net expenses	0.37%	**	0.37%		0.36%	(b)	0.36%	(b)	0.36%	(b)	0.36%	(b)	0.62%	**	0.62%		0.61%	(b)	0.61%	(b)	0.61%	(b)	0.61%	(b)
Gross expenses	0.37%	**	0.37%		0.36%		0.36%		0.37%		0.37%		0.62%	**	0.62%		0.61%		0.61%		0.62%		0.62%
Net investment income	1.70%	**	1.32%		1.36%		1.60%		1.39%		1.13%		1.43%	**	1.07%		1.11%		1.33%		1.14%		0.87%
Portfolio turnover rate	25%		41%		38%		37%		71%		44%		25%		41%		38%		37%		71%		44%

See Notes to Financial Highlights and Notes to Financial Statements.

S&P 500 Index Fund
Investment Class												Service Class
3/31/16†		9/30/15		9/30/14		9/30/13		9/30/12		9/30/11		3/31/16†		9/30/15		9/30/14		9/30/13		9/30/12		9/30/11
—		—		—		—		—		11/25/97		—		—		—		—		—		9/30/05
$18.34		$18.84		$16.01		$13.71		$10.91		$10.98		$18.69		$19.20		$16.31		$13.97		$10.86		$10.93

0.20	*	0.37	*	0.32	*	0.30	*	0.26	*	0.23	*	0.18	*	0.33	*	0.28	*	0.27	*	0.22	*	0.20	*
1.31	*	(0.48)	*	2.76	*	2.27	*	2.95	*	(0.09)	*	1.34	*	(0.49)	*	2.83	*	2.31	*	2.98	*	(0.09)	*
1.51		(0.11)		3.08		2.57		3.21		0.14		1.52		(0.16)		3.11		2.58		3.20		0.11

0.41		0.39		0.25		0.27		0.41		0.21		0.36		0.35		0.22		0.24		0.09		0.18
—		—		—		—		—		—		—		—		—		—		—		—
0.41		0.39		0.25		0.27		0.41		0.21		0.36		0.35		0.22		0.24		0.09		0.18
$19.44		$18.34		$18.84		$16.01		$13.71		$10.91		$19.85		$18.69		$19.20		$16.31		$13.97		$10.86
8.25%		(0.68)%		19.54%		19.11%		30.07%		1.07%		8.15%		(0.95)%		19.28%		18.81%		29.65%		0.88%

$10,671		$20,017		$32,326		$42,753		$31,997		$25,664		$7,798		$6,960		$7,150		$5,922		$4,496		$1,742

0.16%	**	0.16%		0.19%	(b)	0.15%	(b)	0.15%	(b)	0.15%	(b)	0.41%	**	0.41%		0.44%	(b)	0.40%	(b)	0.40%	(b)	0.36%	(b)
0.16%	**	0.16%		0.19%		0.15%		0.16%		0.16%		0.41%	**	0.41%		0.44%		0.40%		0.41%		0.40%
2.06%	**	1.91%		1.79%		2.05%		2.03%		1.86%		1.89%	**	1.65%		1.52%		1.80%		1.76%		1.60%
7%		7%		16%		2%		11%		4%		7%		7%		16%		2%		11%		4%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	U.S. Large-Cap Core Equity Fund
	Investment Class											Service Class
	3/31/16†		9/30/15	9/30/14		9/30/13		9/30/12		9/30/11		3/31/16†		9/30/15	9/30/14		9/30/13		9/30/12		9/30/11
Inception date	—		—	—		—		—		2/2/00		—		—	—		—		—		9/30/05
Net asset value, beginning of period	$8.85		$11.15	$11.64		$10.94		$8.76		$9.11		$8.77		$11.06	$11.56		$10.87		$8.71		$9.06
Income/(loss) from investment operations:
Net investment income	0.08		0.18	0.17		0.21		0.18		0.16	*	0.07		0.11	0.13		0.17		0.17		0.14	*
Net realized and unrealized gains/(losses) on investments	0.37		(0.62)	1.73		1.94		2.25		(0.35)	*	0.36		(0.57)	1.73		1.94		2.22		(0.35)	*
Total income/(loss) from investment operations	0.45		(0.44)	1.90		2.15		2.43		(0.19)		0.43		(0.46)	1.86		2.11		2.39		(0.21)
Less distributions from:
Net investment income	0.19		0.16	0.15		0.25		0.14		0.16		0.16		0.13	0.12		0.22		0.12		0.14
Net realized gains	1.77		1.70	2.24		1.20		0.11		—		1.77		1.70	2.24		1.20		0.11		—
Total distributions	1.96		1.86	2.39		1.45		0.25		0.16		1.93		1.83	2.36		1.42		0.23		0.14
Net asset value, end of period	$7.34		$8.85	$11.15		$11.64		$10.94		$8.76		$7.27		$8.77	$11.06		$11.56		$10.87		$8.71
TOTAL RETURN (a)	5.35%		(5.31)%	18.60%		22.84%		28.27%		(2.32)%		5.21%		(5.51)%	18.32%		22.56%		27.88%		(2.54)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$54,677		$59,483	$95,740		$90,668		$185,990		$159,556		$4,058		$4,117	$4,391		$3,583		$3,191		$2,769
Ratios to average net assets:
Net expenses	0.48%	**	0.43%	0.43%	(b)	0.43%	(b)	0.39%	(b)	0.39%	(b)	0.73%	**	0.68%	0.68%	(b)	0.68%	(b)	0.64%	(b)	0.64%	(b)
Gross expenses	0.48%	**	0.43%	0.43%		0.43%		0.39%		0.40%		0.73%	**	0.68%	0.68%		0.68%		0.64%		0.65%
Net investment income	1.70%	**	1.44%	1.46%		1.78%		1.80%		1.63%		1.45%	**	1.20%	1.21%		1.44%		1.55%		1.37%
Portfolio turnover rate	33%		48%	45%		44%		83%		44%		33%		48%	45%		44%		83%		44%

See Notes to Financial Highlights and Notes to Financial Statements.

Premier Growth Equity Fund
Investment Class												Service Class
3/31/16†		9/30/15		9/30/14		9/30/13		9/30/12		9/30/11		3/31/16†		9/30/15		9/30/14		9/30/13		9/30/12		9/30/11
—		—		—		—		—		10/29/99		—		—		—		—		—		1/3/01
$13.61		$14.96		$12.92		$10.83		$8.05		$8.03		$13.46		$14.82		$12.80		$10.74		$7.98		$7.95

0.07	*	0.13	*	0.13	*	0.14	*	0.10	*	0.06	*	0.05	*	0.09	*	0.10	*	0.11	*	0.07	*	0.04	*
0.83	*	(0.11)	*	2.38	*	2.09	*	2.77	*	(0.01)	*	0.82	*	(0.12)	*	2.36	*	2.07	*	2.76	*	(0.01)	*
0.90		0.02		2.51		2.23		2.87		0.05		0.87		(0.03)		2.46		2.18		2.83		0.03

0.14		0.13		0.11		0.14		0.09		0.03		0.11		0.09		0.08		0.12		0.07		—
1.25		1.24		0.36		—		—		—		1.25		1.24		0.36		—		—		—
1.39		1.37		0.47		0.14		0.09		0.03		1.36		1.33		0.44		0.12		0.07		—
$13.12		$13.61		$14.96		$12.92		$10.83		$8.05		$12.97		$13.46		$14.82		$12.80		$10.74		$7.98
6.26%		(0.47)%		19.80%		20.85%		35.95%		0.64%		6.08%		(0.77)%		19.56%		20.49%		35.65%		0.38%

$317,391		$334,227		$428,536		$369,286		$257,923		$221,273		$10,906		$5,820		$3,836		$3,216		$2,148		$1,692

0.38%	**	0.38%		0.37%	(b)	0.38%	(b)	0.38%	(b)	0.38%	(b)	0.63%	**	0.63%		0.62%	(b)	0.63%	(b)	0.63%	(b)	0.63%	(b)
0.38%	**	0.38%		0.37%		0.38%		0.38%		0.38%		0.63%	**	0.63%		0.62%		0.63%		0.63%		0.63%
1.05%	**	0.89%		0.94%		1.20%		0.98%		0.66%		0.76%	**	0.61%		0.69%		0.93%		0.73%		0.41%
11%		21%		21%		25%		15%		26%		11%		21%		21%		25%		15%		26%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Small-Cap Equity Fund
	Investment Class												Service Class
	3/31/16†		9/30/15		9/30/14		9/30/13		9/30/12		9/30/11		3/31/16†		9/30/15		9/30/14		9/30/13		9/30/12		9/30/11
Inception date	—		—		—		—		—		8/3/98		—		—		—		—		—		9/30/05
Net asset value, beginning of period	$17.18		$19.32		$20.19		$16.80		$13.05		$12.61		$17.21		$19.37		$20.27		$16.87		$13.11		$12.69
Income/(loss) from investment operations:
Net investment income	0.03	*	0.03	*	0.01	*	0.07	*	0.04		0.05		0.01	*	(0.01)	*	(0.04)	*	0.02	*	0.00	(c)	0.01	*
Net realized and unrealized gains/(losses) on investments	0.77	*	(0.08)	*	1.12	*	4.69	*	3.86		0.40		0.77	*	(0.08)	*	1.12	*	4.72	*	3.87		0.41	*
Total income/(loss) from investment operations	0.80		(0.05)		1.13		4.76		3.90		0.45		0.78		(0.09)		1.08		4.74		3.87		0.42
Less distributions from:
Net investment income	0.03		0.02		0.02		0.07		0.06		0.01		0.01		—		—		0.04		0.02		—
Net realized gains	2.02		2.07		1.98		1.30		0.09		—		2.02		2.07		1.98		1.30		0.09		—
Total distributions	2.05		2.09		2.00		1.37		0.15		0.01		2.03		2.07		1.98		1.34		0.11		0.00	(c)
Net asset value, end of period	$15.93		$17.18		$19.32		$20.19		$16.80		$13.05		$15.96		$17.21		$19.37		$20.27		$16.87		$13.11
TOTAL RETURN (a)	4.87%		(0.90)%		5.61%		30.57%		30.03%		3.53%		4.71%		(1.12)%		5.32%		30.26%		29.63%		3.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,179,358		$1,171,984		$1,264,304		$1,249,146		$966,702		$759,833		$1,822		$1,741		$71		$87		$44		$32
Ratios to average net assets:
Net expenses	0.89%	**	0.89%		0.88%	(b)	0.88%	(b)	0.89%	(b)	0.89%	(b)	1.14%	**	1.14%		1.13%	(b)	1.13%	(b)	1.14%	(b)	1.13%	(b)
Gross expenses	0.89%	**	0.89%		0.88%		0.89%		0.90%		0.89%		1.14%	**	1.14%		1.13%		1.14%		1.15%		1.14%
Net investment income	0.38%	**	0.17%		0.07%		0.37%		0.27%		0.31%		0.13%	**	(0.07)%		(0.19)%		0.09%		0.04%		0.07%
Portfolio turnover rate	20%		40%		37%		37%		36%		46%		20%		40%		37%		37%		36%		46%

See Notes to Financial Highlights and Notes to Financial Statements.

International Equity Fund
Investment Class												Service Class
3/31/16†		9/30/15		9/30/14		9/30/13		9/30/12		9/30/11		3/31/16†		9/30/15		9/30/14		9/30/13		9/30/12		9/30/11
—		—		—		—		—		11/25/97		—		—		—		—		—		1/3/01
$11.41		$12.72		$12.71		$10.68		$9.25		$10.90		$11.33		$12.62		$12.61		$10.59		$9.17		$10.80

0.05	*	0.18	*	0.30	*	0.18	*	0.20	*	0.23		0.03	*	0.08	*	0.26	*	0.15	*	0.14	*	0.19
0.01	*	(1.15)	*	(0.08)	*	2.09	*	1.47	*	(1.70)		0.02	*	(1.06)	*	(0.08)	*	2.07	*	1.49	*	(1.68)
0.06		(0.97)		0.22		2.27		1.67		(1.47)		0.05		(0.98)		0.18		2.22		1.63		(1.49)

0.18		0.34		0.21		0.24		0.24		0.18		0.14		0.31		0.17		0.20		0.21		0.14
0.18		0.34		0.21		0.24		0.24		0.18		0.14		0.31		0.17		0.20		0.21		0.14
$11.29		$11.41		$12.72		$12.71		$10.68		$9.25		$11.24		$11.33		$12.62		$12.61		$10.59		$9.17
0.51%		(7.80)%		1.69%		21.57%		18.43%		(13.83)%		0.36%		(7.95)%		1.42%		21.19%		18.11%		(14.01)%

$1,247,473		$1,284,412		$1,724,647		$1,836,243		$1,984,087		$1,876,948		$17,828		$19,562		$92,749		$101,204		$119,576		$344,024

0.56%	**	0.56%		0.56%	(b)	0.56%	(b)	0.56%	(b)	0.55%	(b)	0.81%	**	0.81%		0.81%	(b)	0.81%	(b)	0.81%	(b)	0.80%	(b)
0.56%	**	0.56%		0.56%		0.56%		0.56%		0.56%		0.81%	**	0.81%		0.81%		0.81%		0.81%		0.81%
0.87%	**	1.38%		2.29%		1.57%		2.03%		1.95%		0.59%	**	0.63%		2.03%		1.31%		1.39%		1.68%
15%		26%		39%		47%		50%		41%		15%		26%		39%		47%		50%		41%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Strategic Investment Fund
	Investment Class												Service Class
	3/31/16†		9/30/15		9/30/14		9/30/13		9/30/12		9/30/11		3/31/16†		9/30/15		9/30/14		9/30/13		9/30/12		9/30/11
Inception date	—		—		—		—		—		10/29/99		—		—		—		—		—		9/30/05
Net asset value, beginning of period	$11.91		$13.54		$13.09		$11.88		$10.23		$10.71		$11.81		$13.44		$12.99		$11.80		$10.17		$10.58
Income/(loss) from investment operations:
Net investment income	0.10	*	0.21	*	0.25	*	0.22	*	0.22	*	0.22		0.09	*	0.17	*	0.21	*	0.18	*	0.18	*	0.19	*
Net realized and unrealized gains/(losses) on investments	0.25	*	(0.49)	*	0.90	*	1.22	*	1.66	*	(0.51)		0.25	*	(0.48)	*	0.90	*	1.21	*	1.66	*	(0.50)	*
Total income/(loss) from investment operations	0.35		(0.28)		1.15		1.44		1.88		(0.29)		0.34		(0.31)		1.11		1.39		1.84		(0.31)
Less distributions from:
Net investment income	0.21		0.25		0.22		0.23		0.23		0.19		0.18		0.22		0.18		0.20		0.21		0.10
Net realized gains	0.59		1.10		0.48		—		—		—		0.59		1.10		0.48		—		—		—
Total distributions	0.80		1.35		0.70		0.23		0.23		0.19		0.77		1.32		0.66		0.20		0.21		0.10
Net asset value, end of period	$11.46		$11.91		$13.54		$13.09		$11.88		$10.23		$11.38		$11.81		$13.44		$12.99		$11.80		$10.17
TOTAL RETURN (a)	2.99%		(2.46)%		8.98%		12.34%		18.67%		(2.85)%		2.92%		(2.72)%		8.79%		11.98%		18.39%		(3.04)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$749,149		$754,367		$835,338		$827,998		$742,918		$629,230		$61		$60		$62		$57		$61		$34
Ratios to average net assets:
Net expenses	0.36%	**	0.36%		0.35%	(b)	0.34%	(b)	0.34%	(b)	0.34%	(b)	0.61%	**	0.61%		0.60%	(b)	0.59%	(b)	0.59%	(b)	0.59%	(b)
Gross expenses	0.36%	**	0.36%		0.35%		0.36%		0.36%		0.36%		0.61%	**	0.61%		0.60%		0.61%		0.61%		0.61%
Net investment income	1.78%	**	1.61%		1.84%		1.74%		1.93%		1.95%		1.53%	**	1.36%		1.60%		1.48%		1.69%		1.70%
Portfolio turnover rate	48%		144%		185%		153%		188%		187%		48%		144%		185%		153%		188%		187%

See Notes to Financial Highlights and Notes to Financial Statements.

Income Fund
Investment Class											Service Class
3/31/16†		9/30/15	9/30/14		9/30/13		9/30/12		9/30/11		3/31/16†		9/30/15	9/30/14		9/30/13		9/30/12		9/30/11
—		—	—		—		—		11/21/97		—		—	—		—		—		9/30/05
$9.45		$9.51	$9.34		$10.01		$9.73		$9.51		$9.66		$9.72	$9.55		$10.23		$9.94		$9.70

0.14		0.25	0.26		0.21		0.25		0.34		0.13		0.23	0.24		0.19		0.24		0.32
0.08		(0.05)	0.17		(0.32)		0.44		0.22		0.09		(0.05)	0.17		(0.33)		0.44		0.24
0.22		0.20	0.43		(0.11)		0.69		0.56		0.22		0.18	0.41		(0.14)		0.68		0.56

0.14		0.26	0.26		0.21		0.26		0.34		0.13		0.24	0.24		0.19		0.24		0.32
0.09		—	—		0.35		0.15		—		0.09		—	—		0.35		0.15		—
0.23		0.26	0.26		0.56		0.41		0.34		0.22		0.24	0.24		0.54		0.39		0.32
$9.44		$9.45	$9.51		$9.34		$10.01		$9.73		$9.66		$9.66	$9.72		$9.55		$10.23		$9.94
2.55%		2.05%	4.61%		(1.13)%		7.28%		6.01%		2.40%		1.81%	4.32%		(1.40)%		7.02%		5.91%

$293,138		$291,252	$322,946		$341,603		$372,643		$375,669		$246		$248	$327		$316		$320		$306

0.24%	**	0.23%	0.23%	(b)	0.21%	(b)	0.21%	(b)	0.20%	(b)	0.49%	**	0.48%	0.48%	(b)	0.46%	(b)	0.46%	(b)	0.45%	(b)
0.24%	**	0.23%	0.23%		0.23%		0.23%		0.23%		0.49%	**	0.48%	0.48%		0.48%		0.48%		0.48%
3.01%	**	2.65%	2.73%		2.21%		2.58%		3.59%		2.76%	**	2.40%	2.47%		2.00%		2.33%		3.33%
88%		297%	308%		348%		403%		393%		88%		297%	308%		348%		403%		393%

See Notes to Financial Highlights and Notes to Financial Statements.

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.

(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.

(c)	Less than $0.005.

†	Unaudited.

*	Per share values have been calculated using the average share method.

**	Annualized for periods less than one year.

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Statements of Assets and Liabilities March 31, 2016 (Unaudited)	U.S. Equity Fund	S&P 500 Index Fund	U.S. Large-Cap Core Equity Fund

ASSETS
Investments in securities, at fair value (cost $523,652,440; $14,539,578; $53,141,692; $265,144,046; $1,009,765,053; $1,261,926,875; $647,058,364 and $283,222,346, respectively)	$585,262,903	$17,197,352	$58,139,275
Investments in affiliated securities, at fair value (cost $0; $225,660; $0; $0; $0; $0; $0 and $0, respectively)	—	291,483	—
Short-term investments, at fair value	15,870,954	910,779	740,121
Cash	47,147	102	5,521
Restricted cash(1)	—	42,750	—
Foreign currency (cost $0; $0; $0; $0; $0; $773,614; $90,268 and $0, respectively)	—	—	—
Receivable for investments sold	1,166,556	2,358	1,276
Income receivables	607,009	20,373	53,763
Receivable for fund shares sold	143,239	27,152	86
Receivable for variation margin on open futures contracts	—	—	—
Other assets	10,155	312	1,060
Total assets	603,107,963	18,492,661	58,941,102
LIABILITIES
Payable for investments purchased	1,476,483	19,421	87,345
Payable for fund shares redeemed	84,539	—	94,561
Payable for variation margin on open centrally cleared swap contracts	—	—	—
Payable for variation margin on open futures contracts	6,198	1,641	340
Payable to GEAM	181,982	2,280	23,673
Total liabilities	1,749,202	23,342	205,919
NET ASSETS	$601,358,761	$18,469,319	$58,735,183
NET ASSETS CONSIST OF:
Capital paid in	$535,188,351	$25,571,665	$54,581,235
Undistributed (distributions in excess of) net investment income	2,496,021	92,628	266,544
Accumulated net realized gain (loss)	2,001,723	(9,938,843)	(1,109,841)
Net unrealized appreciation (depreciation) on:
Investments	61,610,463	2,723,597	4,997,583
Futures	62,203	20,272	(338)
Swap contracts	—	—	—
Foreign currency related transactions	—	—	—
NET ASSETS	$601,358,761	$18,469,319	$58,735,183
Investment Class:
Net Assets	$601,252,698	$10,671,125	$54,677,429
Shares outstanding ($0.001 par value, unlimited shares authorized)	48,114,760	548,786	7,452,043
Net asset value, offering and redemption price per share	$12.50	$19.44	$7.34
Service Class:
Net Assets	$106,063	$7,798,194	$4,057,754
Shares outstanding ($0.001 par value, unlimited shares authorized)	8,067	392,802	558,525
Net asset value, offering and redemption price per share	$13.15	$19.85	$7.27

(1)	Deposits at broker for futures contracts.

The accompanying Notes are an integral part of these financial statements.

Premier Growth Equity Fund	Small-Cap Equity Fund	International Equity Fund	Strategic Investment Fund	Income Fund

$316,107,186	$1,120,146,619	$1,230,701,129	$669,599,197	$285,459,764
—	—	—	—	—
11,860,762	61,764,280	27,486,186	81,624,707	6,004,909
—	330,883	20,943	24,489	1,928
—	1,385,000	1,602,608	525,000	—
—	—	773,330	90,250	—
1,357,585	3,878,196	—	1,597,276	1,424,555
160,575	905,923	6,085,717	2,564,122	1,950,040
46,829	26,978	10,095	13,990	46,365
—	50,948	—	10,680	—
5,719	19,399	22,555	12,830	5,086
329,538,656	1,188,508,226	1,266,702,563	756,062,541	294,892,647

1,021,281	5,392,577	—	6,061,167	1,321,203
111,317	1,077,205	747,031	536,478	76,395
—	—	—	32,467	41,797
7,401	—	65,521	—	12,983
101,742	858,900	589,817	222,694	56,395
1,241,741	7,328,682	1,402,369	6,852,806	1,508,773
$328,296,915	$1,181,179,544	$1,265,300,194	$749,209,735	$293,383,874

$260,504,211	$1,058,011,325	$1,493,036,532	$726,095,917	$293,787,675
673,996	809,158	4,349,353	3,533,715	247,059
16,072,183	11,362,504	(200,737,460)	(3,512,049)	(2,789,058)

50,963,140	110,381,566	(31,225,746)	22,540,833	2,237,418
83,385	614,991	(95,057)	639,823	22,122
—	—	—	(88,292)	(121,342)
—	—	(27,428)	(212)	—
$328,296,915	$1,181,179,544	$1,265,300,194	$749,209,735	$293,383,874

$317,391,161	$1,179,357,788	$1,247,472,625	$749,149,026	$293,137,828
24,193,955	74,046,392	110,528,653	65,360,111	31,036,424
$13.12	$15.93	$11.29	$11.46	$9.44

$10,905,754	$1,821,756	$17,827,569	$60,709	$246,046
840,614	114,138	1,586,234	5,337	25,468
$12.97	$15.96	$11.24	$11.38	$9.66

The accompanying Notes are an integral part of these financial statements.

Statements of Operations For the period ended March 31, 2016 (Unaudited)	U.S. Equity Fund	S&P 500 Index Fund	U.S. Large-Cap Core Equity Fund

INVESTMENT INCOME
Income
Dividend	$6,290,011	$254,748	$663,532
Interest	13,744	678	1,449
Income from affiliated investments	—	5,241	—
Less: Foreign taxes withheld	(4,570)	(17)	(404)
Total income	6,299,185	260,650	664,577
Expenses
Advisory and administration fees	1,104,466	17,423	144,208
Distribution and service:
Service Class	150	9,246	5,152
Trustees’ fees	19,776	751	2,280
Other expenses	18	22	4
Total expenses	1,124,410	27,442	151,644
Net investment income	$5,174,775	$233,208	$512,933
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	$14,775,970	$4,027,716	$(333,556)
Affiliated investments	—	78,196	—
Futures	(921,858)	37,406	118,632
Swap contracts	—	—	—
Foreign currency transactions	39	—	3
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	10,684,157	(2,336,139)	2,916,909
Futures	263,454	66,715	(5,784)
Swap contracts	—	—	—
Foreign currency translations	205	—	18
Net realized and unrealized gain (loss) on investments	24,801,967	1,873,894	2,696,222
Net increase in net assets resulting from operations	$29,976,742	$2,107,102	$3,209,155

The accompanying Notes are an integral part of these financial statements.

Premier Growth Equity Fund	Small-Cap Equity Fund	International Equity Fund	Strategic Investment Fund	Income Fund

$2,466,036	$7,352,550	$10,270,592	$4,271,953	$12,676
8,195	48,467	19,510	3,899,749	4,693,818
—	—	—	—	—
—	(21,940)	(1,008,912)	(125,430)	—
2,474,231	7,379,077	9,281,190	8,046,272	4,706,494

642,315	5,126,435	3,617,778	1,335,089	333,935

10,693	2,214	23,635	75	307
10,119	35,681	41,277	23,308	9,173
1,661	260	100	14	11
664,788	5,164,590	3,682,790	1,358,486	343,426
$1,809,443	$2,214,487	$5,598,400	$6,687,786	$4,363,068

$21,092,982	$31,002,708	$(10,480,931)	$2,281,179	$(214,729)
—	—	—	—	—
838,307	(953,331)	6,949,329	(211,573)	(676,346)
—	—	—	80,980	136,195
—	—	(336,813)	(13,625)	—

(2,272,989)	21,966,580	4,292,317	12,451,124	3,071,196
18,995	1,445,259	215,002	1,046,478	377,279
—	—	—	112,483	115,902
—	—	75,560	8,196	—
19,677,295	53,461,216	714,464	15,755,242	2,809,497
$21,486,738	$55,675,703	$6,312,864	$22,443,028	$7,172,565

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	U.S. Equity Fund		S&P 500 Index Fund

	Six Months Ended March 31, 2016*	Year Ended September 30, 2015	Six Months Ended March 31, 2016*	Year Ended September 30, 2015

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,174,775	$9,710,584	$233,208	$594,729
Net realized gain (loss) on investments, futures and foreign currency transactions	13,854,151	114,888,316	4,143,318	6,306,220
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency translations	10,947,816	(140,741,014)	(2,269,424)	(6,272,597)
Net increase (decrease) from operations	29,976,742	(16,142,114)	2,107,102	628,352
Distributions to shareholders from:
Net investment income
Investment Class	(9,776,530)	(10,530,007)	(419,862)	(530,385)
Service Class	(1,625)	(1,455)	(134,350)	(129,629)
Net realized gains
Investment Class	(101,216,102)	(92,508,676)	—	—
Service Class	(20,100)	(15,079)	—	—
Total distributions	(111,014,357)	(103,055,217)	(554,212)	(660,014)
Increase (decrease) in assets from operations and distributions	(81,037,615)	(119,197,331)	1,552,890	(31,662)
Share transactions:
Proceeds from sale of shares
Investment Class	10,882,561	34,686,103	2,150,099	6,032,321
Service Class	20,080	49,265	432,492	752,048
Value of distributions reinvested
Investment Class	110,532,200	103,038,406	419,839	430,561
Service Class	21,641	16,458	133,812	129,109
Cost of shares redeemed
Investment Class	(54,166,395)	(240,277,040)	(13,020,760)	(18,914,519)
Service Class	(21,410)	(56,454)	(176,470)	(896,204)
Net increase (decrease) from share transactions	67,268,677	(102,543,262)	(10,060,988)	(12,466,684)
Total increase (decrease) in net assets	(13,768,938)	(221,740,593)	(8,508,098)	(12,498,346)

NET ASSETS
Beginning of period	615,127,699	836,868,292	26,977,417	39,475,763
End of period	$601,358,761	$615,127,699	$18,469,319	$26,977,417
Undistributed (distributions in excess of) net investment income, end of period	$2,496,021	$7,099,401	$92,628	$413,632

CHANGES IN FUND SHARES
Investment Class
Shares sold	843,236	2,154,666	115,412	310,559
Issued for distributions reinvested	8,793,333	6,600,795	21,889	22,240
Shares redeemed	(4,069,211)	(14,517,431)	(680,066)	(957,242)
Net increase (decrease) in fund shares	5,567,358	(5,761,970)	(542,765)	(624,443)

Service Class
Shares sold	1,311	2,959	22,818	37,912
Issued for distributions reinvested	1,635	1,010	6,827	6,527
Shares redeemed	(1,790)	(3,563)	(9,169)	(44,479)
Net increase (decrease) in fund shares	1,156	406	20,476	(40)

*	(Unaudited).

**	Includes $53,149,863 of net realized gains from redemptions in-kind.

The accompanying Notes are an integral part of these financial statements.

U.S. Large-Cap Core Equity Fund		Premier Growth Equity Fund		Small-Cap Equity Fund

Six Months Ended March 31, 2016*	Year Ended September 30, 2015	Six Months Ended March 31, 2016*	Year Ended September 30, 2015	Six Months Ended March 31, 2016*	Year Ended September 30, 2015

$512,933	$1,317,080	$1,809,443	$3,476,376	$2,214,487	$2,176,128
(214,921)	12,395,598	21,931,289	81,687,620 **	30,049,377	131,806,056
2,911,143	(15,671,708)	(2,253,994)	(82,804,737)	23,411,839	(140,276,190)
3,209,155	(1,959,030)	21,486,738	2,359,259	55,675,703	(6,294,006)

(1,156,540)	(1,342,057)	(3,274,744)	(3,720,776)	(2,263,681)	(1,374,532)
(76,196)	(52,746)	(49,836)	(26,469)	(981)	—

(11,092,379)	(14,455,771)	(29,010,695)	(35,918,312)	(135,317,625)	(132,249,163)
(837,244)	(683,259)	(575,259)	(346,446)	(207,202)	(7,659)
(13,162,359)	(16,533,833)	(32,910,534)	(40,012,003)	(137,789,489)	(133,631,354)
(9,953,204)	(18,492,863)	(11,423,796)	(37,652,744)	(82,113,786)	(139,925,360)

1,693,843	10,054,919	42,487,693	106,044,404	23,751,659	84,339,060
146,321	516,762	5,780,897	3,538,979	166,949	1,899,623

12,245,160	15,793,694	32,115,120	38,382,651	137,581,306	133,620,989
913,420	735,986	624,951	372,773	208,183	7,659

(9,502,653)	(44,589,061)	(80,271,403)	(201,640,905)	(71,973,479)	(170,538,400)
(407,267)	(551,232)	(1,063,386)	(1,370,477)	(166,764)	(53,119)
5,088,824	(18,038,932)	(326,128)	(54,672,575)	89,567,854	49,275,812
(4,864,380)	(36,531,795)	(11,749,924)	(92,325,319)	7,454,068	(90,649,548)

63,599,563	100,131,358	340,046,839	432,372,158	1,173,725,476	1,264,375,024
$58,735,183	$63,599,563	$328,296,915	$340,046,839	$1,181,179,544	$1,173,725,476
$266,544	$986,347	$673,996	$2,189,133	$809,158	$859,333

217,960	1,007,527	3,165,574	7,079,612	1,477,123	4,486,265
1,688,988	1,641,756	2,368,372	2,645,255	8,779,917	7,301,693
(1,177,311)	(4,511,311)	(5,906,149)	(13,797,090)	(4,436,785)	(9,002,090)
729,637	(1,862,028)	(372,203)	(4,072,223)	5,820,255	2,785,868

18,926	53,845	440,637	237,641	10,627	99,952
127,040	77,067	46,568	25,923	13,243	417
(57,104)	(58,177)	(79,024)	(90,000)	(10,935)	(2,852)
88,862	72,735	408,181	173,564	12,935	97,517

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	International Equity Fund

	Six Months Ended March 31, 2016*	Year Ended September 30, 2015

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,598,400	$21,421,320
Net realized gain (loss) on investments, futures, swaps contracts and foreign currency transactions	(3,868,415)	110,110,756
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swaps contracts and foreign currency translations	4,582,879	(233,019,206)
Net increase (decrease) from operations	6,312,864	(101,487,130)
Distributions to shareholders from:
Net investment income
Investment Class	(20,487,258)	(40,074,208)
Service Class	(228,586)	(2,200,814)
Net realized gains
Investment Class	—	—
Service Class	—	—
Total distributions	(20,715,844)	(42,275,022)
Increase (decrease) in assets from operations and distributions	(14,402,980)	(143,762,152)
Share transactions:
Proceeds from sale of shares
Investment Class	28,929,785	88,160,235
Service Class	64,323	423,186
Value of distributions reinvested
Investment Class	20,486,760	39,960,532
Service Class	228,335	2,200,320
Cost of shares redeemed
Investment Class	(72,129,438)	(425,151,525)
Service Class	(1,851,218)	(75,251,629)
Net increase (decrease) from share transactions	(24,271,453)	(369,658,881)
Total increase (decrease) in net assets	(38,674,433)	(513,421,033)

NET ASSETS
Beginning of period	1,303,974,627	1,817,395,660
End of period	$1,265,300,194	$1,303,974,627
Undistributed (distributions in excess of) net investment income, end of period	$4,349,353	$19,466,797

CHANGES IN FUND SHARES
Investment Class
Shares sold	2,536,058	6,898,008
Issued for distributions reinvested	1,754,003	3,288,933
Shares redeemed	(6,304,114)	(33,274,173)
Net increase (decrease) in fund shares	(2,014,053)	(23,087,232)

Service Class
Shares sold	5,722	32,902
Issued for distributions reinvested	19,616	181,995
Shares redeemed	(165,280)	(5,835,339)
Net increase (decrease) in fund shares	(139,942)	(5,620,442)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

Strategic Investment Fund		Income Fund

Six Months Ended March 31, 2016*	Year Ended September 30, 2015	Six Months Ended March 31, 2016*	Year Ended September 30, 2015

$6,687,786	$13,136,228	$4,363,068	$8,213,587
2,136,961	38,111,815	(754,880)	2,673,620
13,618,281	(68,993,007)	3,564,377	(3,747,989)
22,443,028	(17,744,964)	7,172,565	7,139,218

(13,184,321)	(15,273,876)	(4,435,229)	(8,238,729)
(905)	(1,030)	(3,449)	(7,616)

(36,971,641)	(66,200,278)	(2,849,874)	—
(2,964)	(5,115)	(2,372)	—
(50,159,831)	(81,480,299)	(7,290,924)	(8,246,345)
(27,716,803)	(99,225,263)	(118,359)	(1,107,127)

17,463,757	60,984,889	27,990,578	78,967,884
225	250	663	4,700

50,155,750	81,473,065	7,276,495	8,186,024
3,427	5,390	5,821	7,616

(45,123,219)	(124,210,613)	(33,262,594)	(117,742,658)
(1,070)	(25)	(8,234)	(89,998)
22,498,870	18,252,956	2,002,729	(30,666,432)
(5,217,933)	(80,972,307)	1,884,370	(31,773,559)

754,427,668	835,399,975	291,499,504	323,273,063
$749,209,735	$754,427,668	$293,383,874	$291,499,504
$3,533,715	$10,031,155	$247,059	$322,669

1,497,948	4,767,694	2,993,815	8,248,670
4,399,627	6,575,711	779,682	853,674
(3,894,454)	(9,660,957)	(3,563,838)	(12,247,001)
2,003,121	1,682,448	209,659	(3,144,657)

22	19	69	482
302	438	610	777
(87)	(2)	(865)	(9,284)
237	455	(186)	(8,025)

The accompanying Notes are an integral part of these financial statements.

Notes to Financial Statements	March 31, 2016 (Unaudited)

1.	Organization of the Funds

GE Institutional Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It is currently comprised of ten investment funds (each a “Fund” and collectively the “Funds”), although only the following eight Funds are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, U.S. Large-Cap Core Equity Fund, Premier Growth Equity Fund, Small-Cap Equity Fund, International Equity Fund, Strategic Investment Fund and Income Fund. The Funds presently offer two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Trust.

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund’s income, expenses (other than distribution and service fees) and realized and unrealized gains and losses are allocated proportionally each day among the share classes based upon the relative net assets of each class.

Foreign Currency  Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives  The Funds are subject to equity price risk, interest rate risk, credit risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain Funds may enter into various types of derivatives transactions (such as options, futures, options on futures, interest rate futures, interest-

Notes to Financial Statements	March 31, 2016 (Unaudited)

only swaps, interest rate swaps, index swaps and credit default swaps) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities, or to manage: yield, interest rate exposure (also known as duration), exposure to credit quality, and to gain exposure to certain market segments.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. During the six-month period ended March 31, 2016, the U.S. Equity Fund, S&P 500 Index Fund, U.S. Large-Cap Core Equity Fund, Premier Growth Equity Fund, Small-Cap Equity Fund and International Equity Fund invested in stock index future contracts to gain equity exposure for accumulating and residual cash positions. The Strategic Investment Fund invested in futures contracts on various stock indices, bonds and notes to gain equity exposure and to manage duration of fixed income securities. The Income Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuation in the fair value of the underlying security. A Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. A Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps  During the six-month period ended March 31, 2016, the Strategic Investment Fund and Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation. As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded

Notes to Financial Statements	March 31, 2016 (Unaudited)

as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments  The Strategic Investment Fund and Income Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which a Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, a Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments a Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

Forward Foreign Currency Exchange Contracts  Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in a Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Contracts in the Schedules of Investments. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (or liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. A Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of a Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of a Fund’s commitment with respect to the contract.

Investments in Foreign Markets  Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

A Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Notes to Financial Statements	March 31, 2016 (Unaudited)

Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with a Fund’s understanding of the applicable country’s tax rules and rates. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Each Fund pays a “unitary fee” to GEAM equivalent to the Fund’s advisory and administration fee. This fee includes any normal operating expenses payable by a Fund, except for fees paid to the Trust’s independent Trustees, distribution and shareholder servicing fees, brokerage fees and commissions and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

Federal Income Taxes  The Funds intend to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income, tax-exempt income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Security Valuation and Transactions

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active markets.

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances, the Fund typically classifies the investment securities in Level 2.

Notes to Financial Statements	March 31, 2016 (Unaudited)

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange. In these circumstances, the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of a Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is

Notes to Financial Statements	March 31, 2016 (Unaudited)

possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps, credit default swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present each Fund’s investments measured at fair value on a recurring basis at March 31, 2016:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities†
	Common Stock	$575,990,435	$—	$—	$575,990,435
	Exchange Traded Funds	9,272,468	—	—	9,272,468
	Short-Term Investments	15,870,954	—	—	15,870,954

	Total Investments in Securities	$601,133,857	$—	$—	$601,133,857

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$62,203	$—	$—	$62,203

S&P 500 Index Fund	Investments in Securities†
	Common Stock	$17,488,835	$—	$—	$17,488,835
	Short-Term Investments	910,779	—	—	910,779

	Total Investments in Securities	$18,399,614	$—	$—	$18,399,614

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$20,272	$—	$—	$20,272

U.S. Large-Cap Core Equity Fund	Investments in Securities†
	Common Stock	$57,131,626	$—	$—	$57,131,626
	Exchange Traded Funds	1,007,649	—	—	1,007,649
	Short-Term Investments	740,121	—	—	740,121

	Total Investments in Securities	$58,879,396	$—	$—	$58,879,396

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(338)	$—	$—	$(338)

Premier Growth Equity Fund	Investments in Securities†
	Common Stock	$316,107,186	$—	$—	$316,107,186
	Short-Term Investments	11,860,762	—	—	11,860,762

	Total Investments in Securities	$327,967,948	$—	$—	$327,967,948

Notes to Financial Statements	March 31, 2016 (Unaudited)

Fund	Investments	Level 1	Level 2	Level 3	Total
	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$83,385	$—	$—	$83,385

Small-Cap Equity Fund	Investments in Securities†
	Common Stock	$1,120,146,619	$—	$—	$1,120,146,619
	Short-Term Investments	61,764,280	—	—	61,764,280

	Total Investments in Securities	$1,181,910,899	$—	$—	$1,181,910,899

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$614,991	$—	$—	$614,991

International Equity Fund	Investments in Securities†
	Common Stock	$1,230,701,129	$—	$—	$1,230,701,129
	Short-Term Investments	27,486,186	—	—	27,486,186

	Total Investments in Securities	$1,258,187,315	$—	$—	$1,258,187,315

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$25,983	$—	$—	$25,983
	Long Futures Contracts — Unrealized Depreciation	(121,040)	—	—	(121,040)

	Total Other Financial Instruments	$(95,057)	$—	$—	$(95,057)

Strategic Investment Fund	Investments in Securities†
	Domestic Equity	$233,421,589	$—	$—	$233,421,589
	Foreign Equity	167,402,994	—	—	167,402,994
	U.S. Treasuries	—	49,614,994	—	49,614,994
	Agency Mortgage Backed	—	56,297,942	—	56,297,942
	Agency Collateralized Mortgage Obligations	—	528,483	—	528,483
	Corporate Notes	—	105,761,446	—	105,761,446
	Non-Agency Collateralized Mortgage Obligations	—	24,648,489	83,218	24,731,707
	Sovereign Bonds	—	2,566,968	—	2,566,968
	Municipal Bonds and Notes	—	1,226,576	—	1,226,576
	FNMA (TBA)	—	—	3,783	3,783
	Exchange Traded Funds	28,042,715	—	—	28,042,715
	Short-Term Investments	81,624,707	—	—	81,624,707

	Total Investments in Securities	$510,492,005	$240,644,898	$87,001	$751,223,904

	Other Financial Instruments*
	Credit Default Swap Contracts — Unrealized Depreciation	$—	$(88,292)	$—	$(88,292)
	Long Futures Contracts — Unrealized Appreciation	733,328	—	—	733,328
	Long Futures Contracts — Unrealized Depreciation	(1,268)	—	—	(1,268)
	Short Futures Contracts — Unrealized Appreciation	29,888	—	—	29,888
	Short Futures Contracts — Unrealized Depreciation	(122,125)	—	—	(122,125)

	Total Other Financial Instruments	$639,823	$(88,292)	$—	$551,531

Notes to Financial Statements	March 31, 2016 (Unaudited)

Fund	Investments	Level 1	Level 2	Level 3	Total
Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$55,054,104	$—	$55,054,104
	Agency Mortgage Backed	—	65,817,127	—	65,817,127
	Agency Collateralized Mortgage Obligations	—	791,814	—	791,814
	Asset Backed	—	266,306	—	266,306
	Corporate Notes	—	123,212,594	—	123,212,594
	Non-Agency Collateralized Mortgage Obligations	—	34,540,935	182,257	34,723,192
	Sovereign Bonds	—	3,126,130	—	3,126,130
	Municipal Bonds and Notes	—	2,111,876	—	2,111,876
	FNMA (TBA)	—	—	12,781	12,781
	Preferred Stock	343,840	—	—	343,840
	Short-Term Investments	6,004,909	—	—	6,004,909

	Total Investments in Securities	$6,348,749	$284,920,886	$195,038	$291,464,673

	Other Financial Instruments*
	Credit Default Swap Contracts — Unrealized Depreciation	$—	$(121,342)	$—	$(121,342)
	Long Futures Contracts — Unrealized Appreciation	11,771	—	—	11,771
	Long Futures Contracts — Unrealized Depreciation	(10,586)	—	—	(10,586)
	Short Futures Contracts — Unrealized Appreciation	25,509	—	—	25,509
	Short Futures Contracts — Unrealized Depreciation	(4,572)	—	—	(4,572)

	Total Other Financial Instruments	$22,122	$(121,342)	$—	$(99,220)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no significant transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the six-month period ended March 31, 2016 is not presented.

4.	Derivatives Disclosure
Shown below are the derivative contracts entered into by each Fund, summarized by primary risk exposure as they appear on the Statements of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of March 31, 2016.

	Asset Derivatives March 31, 2016			Liability Derivatives March 31, 2016
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
U.S. Equity Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	62,203	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—

Notes to Financial Statements	March 31, 2016 (Unaudited)

	Asset Derivatives March 31, 2016			Liability Derivatives March 31, 2016
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
S&P 500 Index Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	20,272	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—
U.S. Large-Cap Core Equity Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—		Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(338	)*
Premier Growth Equity Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	83,385	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—
Small-Cap Equity Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	614,991	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—
International Equity Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	25,983	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(121,040	)*
Strategic Investment Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	688,808	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(122,125	)*
Interest Rate Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	74,408	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(1,268	)*
Credit Risk Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts	—		Liabilites, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts	(88,292	)*
Income Fund
Interest Rate Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	37,280	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(15,158	)*
Credit Risk Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts	—		Liabilites, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts	(121,342	)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures and credit default swap contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Notes to Financial Statements	March 31, 2016 (Unaudited)

Shown below are the effects of derivative instruments on each Fund’s Statements of Operation, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
			Realized Gain/(Loss)	Unrealized Gain/(Loss)
U.S. Equity Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	44,162,967/ (47,754,657)	(921,858)	(263,454)
S&P 500 Index Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	2,708,703/ (3,321,233)	37,406	66,715
U.S. Large-Cap Core Equity Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	6,798,701/ (8,145,139)	118,632	(5,784)
Premier Growth Equity Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	56,822,314/ (50,905,025)	838,307	18,995
Small-Cap Equity Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	122,282,922/ (120,428,464)	(953,331)	1,445,259
International Equity Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	92,414,288/ (95,634,609)	6,949,329	215,002
Strategic Investment Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	100,686,623/ (97,288,408)	452,707	750,556
Interest Rate Contracts	Realized gain/(loss) on futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	389,244,879/ (352,676,327)	(664,279)	295,922
Credit Risk Contracts	Realized gain/(loss) on credit default swaps Increase/ (decrease) in unrealized appreciation/(depreciation) on swap contracts	—/—	80,980	112,483
Income Fund
Interest Rate Contracts	Realized gain/(loss) on futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	482,690,663/ (436,396,905)	(676,346)	377,279

Notes to Financial Statements	March 31, 2016 (Unaudited)

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
			Realized Gain/(Loss)	Unrealized Gain/(Loss)
Credit Risk Contracts	Realized gain/(loss) on credit default swaps Increase/ (decrease) in unrealized appreciation/(depreciation) on swap contracts	—/—	136,195	115,902

During the six-month period ended March 31, 2016, the Funds had an average notional value of long and short futures contracts as shown below. The Strategic Investment Fund and Income Fund had average notional values of $9,450,484 and $11,973,391 on credit default swaps, respectively. Please refer to the table following the Portfolio of Investments for open credit default swaps and futures contracts at March 31, 2016.

Fund	Long Contracts	Short Contracts
U.S. Equity Fund	$7,534,581	$—
S&P 500 Index Fund	1,131,291	—
U.S. Large-Cap Core Equity Fund	1,017,149	—
Premier Growth Equity Fund	3,694,648	1,386,975
Small-Cap Equity Fund	20,756,313	—
International Equity Fund	13,105,021	10,454,080
Strategic Investment Fund	40,596,807	36,376,344
Income Fund	30,882,052	40,060,688

5.	Line of Credit

The Trust (excluding the S&P 500 Index Fund) shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with the Trust’s custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.20% per annum on the daily unused portion of the credit facility, payable quarterly by GEAM and included in the “unitary fee” paid by the Funds.

Generally, borrowings under the credit facilities would accrue interest at the higher of the Overnight LIBOR plus 1.25% and the Overnight Federal Funds Rate plus 1.25% and would be borne by the borrowing Fund. The maximum borrowing allowed by any one Fund is the lesser of (i) 33.33% of the Fund’s total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Trust during the six-month period ended March 31, 2016.

6.	Fees and Compensation Paid to Affiliates

The advisory and administration fees paid to GEAM (“Management Fee”), a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Average Daily Net Assets of Fund	Management Fee
U.S. Equity Fund	First $25 million	0.55%
U.S. Large-Cap Core Equity Fund	Next $25 million	0.45%
Premier Growth Equity Fund	Over $50 million	0.35%
S&P 500 Index Fund	All assets	0.15%

Notes to Financial Statements	March 31, 2016 (Unaudited)

Fund	Average Daily Net Assets of Fund	Management Fee
Small-Cap Equity Fund	First $250 million	0.95%
	Next $250 million	0.90%
	Over $500 million	0.85%
International Equity Fund	First $25 million	0.75%
	Next $50 million	0.65%
	Over $75 million	0.55%
Strategic Investment Fund	First $25 million	0.45%
	Next $25 million	0.40%
	Over $50 million	0.35%
Income Fund	First $25 million	0.35%
	Next $25 million	0.30%
	Next $50 million	0.25%
	Over $100 million	0.20%

On March 29, 2016, General Electric Company agreed to sell to State Street Corporation the asset management and advisory services business conducted by GEAM and certain of its subsidiaries (the “Transaction”). The Transaction is not expected to result in any change in the investment objectives or policies of any of the Funds of the Trust. The Transaction is expected to close in the third quarter of 2016 pending receipt of certain regulatory approvals and subject to the satisfaction of other customary closing conditions. The closing of the Transaction will result in the automatic termination of each Fund’s investment advisory contract and sub-advisory contract (for Funds with sub-advisers). The Trustees have considered and approved a new investment advisory contract with SSGA Funds Management, Inc. (“SSGA FM”), an affiliate of State Street Corporation, for each of the Funds, and where applicable, sub-advisory contracts between SSGA FM and the current sub-advisers (collectively, “New Agreements”). The New Agreements will be presented to the Funds’ shareholders for approval. Subject to requisite approval by the shareholders of the Funds, the New Agreements would take effect upon termination of the current advisory and sub-advisory contracts when the Transaction closes.

Distribution and Shareholder Servicing Fees  The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Each Fund pays GE Investment Distributors, Inc. (“GEID”), a wholly-owned subsidiary of GEAM and the Funds’ principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of 0.25% of the average daily net assets of such Fund attributable to the Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.

Trustee Compensation  The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statements of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each fund. (For additional information about Trustees compensation please refer to the Funds’ Statement of Additional Information).

7.	Sub-Advisory Fees

For certain funds that have retained sub-advisers to manage all or a portion of the respective Fund’s assets, GEAM pays each sub-adviser an investment sub-advisory fee out of the Management Fee that it receives from the respective Fund. The investment sub-advisory fee is paid by GEAM monthly and is based upon the average daily net assets of the respective Fund’s assets that are allocated to and managed by the sub-adviser. Each such sub-adviser is responsible for the day-to-day management of those assets of the Fund that are allocated to the sub-adviser, including the responsibility for making decisions to buy, sell or hold a particular security with respect to those assets. For their services, GEAM pays an investment sub-advisory fee to each of Palisade Capital Management, L.L.C., Champlain Investment Partners, LLC, GlobeFlex Capital, L.P., SouthernSun Asset Management, LLC and Kennedy Capital Management, Inc., sub-advisers to the Small-Cap Equity Fund, and SSGA Funds Management, Inc., sub-adviser to the S&P 500 Index Fund.

Notes to Financial Statements	March 31, 2016 (Unaudited)

8.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended March 31, 2016, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
U.S. Equity Fund	$—	$—	$150,437,201	$186,891,633
S&P 500 Index Fund	—	—	1,516,412	11,453,230
U.S. Large-Cap Core Equity Fund	—	—	19,558,233	25,640,631
Premier Growth Equity Fund	—	—	36,738,507	76,124,817
Small-Cap Equity Fund	—	—	215,009,732	255,234,689
International Equity Fund	—	—	187,507,272	211,356,438
Strategic Investment Fund	186,691,365	192,598,601	132,328,038	140,829,040
Income Fund	199,579,678	206,319,953	49,529,041	45,659,180

Affiliated Investments  Transactions with affiliated investments for the six-month period ended March 31, 2016 were as follows:

S&P 500 Index Fund

Security	Value, Beginning of period	Cost of purchases	Proceeds from sales	Dividend/ Interest income	Realized gain (loss)	Value, end of period
General Electric Co., Common Stock	$386,698	$30,327	$(187,053)	$5,241	$78,196	$291,483

9.	Income Taxes

The Funds are subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to any Fund’s net assets required under ASC 740. Each Fund’s 2012, 2013, 2014 and 2015 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At March 31, 2016, information on the tax cost of investments was as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
U.S. Equity Fund	$542,370,879	$77,756,347	$(18,993,369)	$58,762,978
S&P 500 Index Fund	15,843,547	3,236,297	(680,230)	2,556,067
U.S. Large-Cap Core Equity Fund	54,137,449	6,601,072	(1,859,125)	4,741,947
Premier Growth Equity Fund	277,922,536	59,769,717	(9,724,305)	50,045,412
Small-Cap Equity Fund	1,076,760,410	193,445,539	(88,295,050)	105,150,489
International Equity Fund	1,304,414,913	101,822,617	(148,050,215)	(46,227,598)
Strategic Investment Fund	731,952,955	49,682,218	(30,411,269)	19,270,949
Income Fund	289,769,575	6,110,173	(4,415,075)	1,695,098

Notes to Financial Statements	March 31, 2016 (Unaudited)

As of September 30, 2015, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders.

Fund	Short Term	Long Term	Expires
S&P 500 Index Fund	$12,758,327	$—	9/30/2018
	1,202,747	—	9/30/2019
International Equity Fund	34,429,113	—	9/30/2018
	140,255,693	—	9/30/2019

These amounts will be available to offset future taxable capital gains. Under the Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Fund capital loss carryovers were utilized as follows:

Fund	Amount
S&P 500 Index Fund	$6,252,474
International Equity Fund	122,618,768

Any qualified late-year loss is deemed to arise on the first day of a Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, a Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The following Funds elected to defer qualified late-year losses for the year ended September 30, 2015 as follows:

Fund	Capital	Ordinary
U.S. Equity Fund	$—	$(322)
S&P 500 Index Fund	—	—
U.S. Large-Cap Core Equity Fund	—	(49)
Premier Growth Equity Fund	—	—
Small-Cap Equity Fund	(394,638)	—
International Equity Fund	(7,334,371)	(1,242,610)
Strategic Investment Fund	—	(159,386)
Income Fund	(1,846,794)	—

Distributions to Shareholders  The Income Fund declares net investment income dividends daily and pays them monthly. All other Funds declare and pay dividends from net investment income, if any, annually. All Funds declare and pay distributions annually from net realized capital gains in excess of capital loss carryforwards, if any. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) gains and losses on foreign currency, foreign taxes payable, investments in futures, investments in swap contracts, investments in passive foreign investment companies, losses deferred to offsetting positions, losses deferred due to wash sale transactions, investments in underlying securities and redemptions in kind.

Notes to Financial Statements	March 31, 2016 (Unaudited)

The tax character of distributions paid during the years ended September 30, 2015 and September 30, 2014 is as follows:

	September 30, 2015		September 30, 2014
Fund	Ordinary Income	Long Term Capital Gains	Ordinary Income	Long Term Capital Gains
U.S. Equity Fund	$14,371,167	$88,684,050	$15,343,882	$35,383,526
S&P 500 Index Fund	660,014	—	750,000	—
U.S. Large-Cap Core Equity Fund	2,468,416	14,065,417	5,493,995	13,835,426
Premier Growth Equity Fund	4,234,095	35,777,908	3,289,862	10,133,896
Small-Cap Equity Fund	11,492,443	122,138,911	20,072,748	102,397,930
International Equity Fund	42,275,022	—	30,469,900	—
Strategic Investment Fund	22,748,238	58,732,061	15,207,126	27,849,379
Income Fund	8,246,345	—	9,026,757	—

Reclassifications are made to a Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of any of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended September 30, 2015 were as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Unrealized Loss	Paid In Capital
U.S. Equity Fund	$(231,880)	$231,880	$—	$—
S&P 500 Index Fund	13,588	(13,588)	—	—
U.S. Large-Cap Core Equity Fund	(50,960)	50,960	—	—
Premier Growth Equity Fund	—	(52,622,633)	—	52,622,633
Small-Cap Equity Fund	(377,258)	437,547	(60,289)	—
International Equity Fund	(1,221,241)	1,221,241	—	—
Strategic Investment Fund	(230,862)	230,862	—	—
Income Fund	59,748	(59,748)	—	—

Advisory Agreement Renewal	(Unaudited)

Disclosure for the Boards of Trustees’ Consideration of the Renewal of the GE Institutional Funds’ Advisory Agreements

The Board of Trustees of the GE Institutional Funds (the “Board”), including the independent Board members, considered and all those that were present unanimously approved the continuance for an additional year of each of the Funds’ Investment Advisory and Administration Agreements with GE Asset Management Incorporated (“GEAM”); with respect to the S&P 500 Index Fund, the continuance of the Investment Sub-Advisory Agreement with SSGA Funds Management, Inc.; and with respect to the Small-Cap Equity Fund, the continuance of the Investment Sub-Advisory Agreements with each of the Fund’s sub-advisers, Palisade Capital Management, L.L.C., Champlain Investment Partners, LLC, GlobeFlex Capital, L.P., SouthernSun Asset Management, LLC and Kennedy Capital Management, Inc. at meetings held on December 16 and December 18, 2015.

In considering these approvals, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board’s request, by GEAM and each of the sub-advisers. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment strategies and sizes, which was prepared by an independent third party provider, Morningstar, Inc. (“Morningstar”). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ a similar investment strategy as any of the Funds. The Board had the opportunity to ask questions and request additional information in connection with its considerations.

Before approving each Fund’s investment advisory and sub-advisory agreements, as applicable, the independent Board members reviewed the information provided with management of GEAM and with their independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuances. The independent Board members discussed the proposed continuances in detail during a private session with their independent legal counsel at which no representatives of GEAM or any of the sub-advisers were present. The independent Board members and their independent legal counsel requested, received and considered additional information from GEAM following these sessions.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM’s business and the services it provides to each Fund. Also in advance of the meetings, the Board members received from each of the sub-advisers a written response to a letter of inquiry prepared by GEAM at the Board’s request, which included substantial exhibits and other materials related to the business of, and the services provided by, each of the sub-advisers to the Small-Cap Equity Fund or the S&P 500 Index Fund, as applicable. The Board members took into account their experience as Board members and particularly their previous consideration of these types of agreements. When feasible, information was presented in a manner to facilitate comparisons to prior periods and to reflect certain enhancements to GEAM’s infrastructure, systems, research and analytics capabilities and shareholder servicing model. To focus their review, the Board members asked GEAM management and each of the sub-advisers, in their oral presentations and/or written materials, to highlight material differences from the information presented in recent years.

During the meetings, the Board members had an opportunity to discuss this information with GEAM representatives, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members also had an opportunity to hear presentations by representatives of each of the sub-advisers during the past year. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning each of their investment processes.

In reaching their determinations relating to the continuance of the Funds’ investment advisory and sub-advisory agreements, as applicable, the Board members considered all factors that they deemed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. The Board

Advisory Agreement Renewal	(Unaudited)

members evaluated the information provided to them, for each Fund on a fund-by-fund basis, and their determinations were made separately in respect of each Fund. In particular, the Board members focused on the following with respect to each Fund:

The Nature, Extent And Quality Of Services Provided.

The Board members reviewed the services provided by GEAM and each of the sub-advisers, taking into account their past experiences with each of them. In connection with their consideration of GEAM’s services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments and brokers; with respect to the sub-advised funds, effective processes used for overseeing sub-advisers; and with respect to the Small-Cap Equity Fund, effective processes used for overseeing multiple sub-advisers; (iii) effective processes used for providing Fund administration, including controllership and compliance functions, the optimization of its Fund administration platform and the continued oversight of the performance of other companies that provide services to the Funds and their shareholders; (iv) highly skilled professionals, including analysts, research professionals, traders and portfolio managers with a depth of experience relevant to the Funds; (v) access to significant and enhanced technological resources from which the Funds may benefit, including a platform that increases the quality and efficiency of analytics and research; and (vi) a favorable history and reputation. The Board members noted that the Funds represent only a small portion of the assets managed by GEAM, but benefit from a full array of services and resources provided by GEAM.

In connection with their consideration of the services provided by each of the sub-advisers, the Board members focused on the favorable attributes of the sub-advisers relating to their respective investment philosophies and disciplines, experienced investment and trading personnel, systems and other resources, including research capabilities of the sub-advisers for the Small-Cap Equity Fund, and favorable histories and reputations.

In light of these discussions, the Board, including the independent Board members, concluded that the services provided by GEAM and each of the sub-advisers continue to be satisfactory.

Investment Performance Of The Funds And The Sub-Advisers.

The Board members considered the investment performance of each of the Funds for various periods. The Board members reviewed detailed comparisons of the performance of the Funds with the relevant securities indices and peer and category groupings of mutual funds prepared by Morningstar with respect to various periods. The Board members also engaged in detailed discussions with GEAM management and, in connection with the Small-Cap Equity Fund and the S&P 500 Index Fund, representatives of each of the sub-advisers at a prior meeting held during the year, about each of their investment processes and performance results. These discussions focused on each Fund’s investment objective, GEAM’s asset allocation process (if applicable), the number and experience of portfolio management and supporting research personnel, each Fund’s investment style and approach employed, the likely market cycles for each Fund’s investment style and, in some instances, relative underperformance in certain periods. The Board also considered the Small-Cap Equity Fund’s multi-manager structure and how each sub-adviser’s approach to small-cap investing fits within the Fund’s overall strategy. The Board members discussed GEAM’s investment approach with respect to each of the Funds, that the performance of the Funds generally is consistent with GEAM’s articulated long-term approach and overall investment philosophy and, if applicable, reasons for a Fund’s underperformance.

The Board, including the independent Board members, concluded that each Fund’s performance was acceptable overall, taking into consideration the factors discussed above.

Cost Of The Services Provided And Profits Realized From The Relationships With The Funds.

The Board members considered the fees paid to GEAM by the Funds, as well as those paid to each of the sub-advisers by GEAM, and the cost of the services provided by GEAM and each of the sub-advisers. The Board members reviewed the information they had requested from GEAM and each of the sub-advisers concerning their profitability.

Advisory Agreement Renewal	(Unaudited)

The Board members considered the profit margin information for GEAM’s investment company business as a whole, as well as GEAM’s profitability data for each Fund. GEAM reviewed with the Board the Funds’ unitary fee structure where GEAM (and not the Funds) bears most of the Funds’ operating expenses, therefore affecting GEAM’s profitability. The Board members reviewed GEAM’s assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members discussed with GEAM the basis for its belief that the methods of allocation used were reasonable for each area of its business. The Board members also considered information regarding the calculation methodology provided by certain of the sub-advisers in preparing their respective profitability data.

Information was presented regarding the financial condition of GEAM and each of the sub-advisers for various past periods. The Board members noted and discussed the additional services provided by GEAM to the Funds compared to similar mutual funds managed by GEAM, and noted that GEAM, and not the Funds, pays the sub-advisory fees to the sub-advisers. In connection with the Small-Cap Equity Fund, GEAM reviewed its portfolio management services related to the allocation and rebalancing of assets among the multiple sub-advisers as a result of the Fund’s multi-manager structure, as well as the services related to overseeing each of the sub-advisers, including but not limited to having multiple meetings with each sub-adviser during the year to conduct investment performance, risk and compliance reviews. The Board members determined that GEAM and each of the sub-advisers should be entitled to earn a reasonable level of profits for the services they provide to the Funds. The Board members also recognized that GEAM has made and continues to make significant investments in its business in fulfilling its obligations to the Funds and supporting its Fund-related activities.

Based on their review, the Board, including the independent Board members, concluded that they were satisfied that the level of profitability to GEAM and each of the sub-advisers from their relationship with the Funds was not unreasonable or excessive.

The Extent To Which Economies Of Scale Would Be Realized As Each Fund Grows And Whether Fee Levels Would Reflect Such Economies Of Scale.

The Board members considered the extent to which economies of scale would be realized as the Funds grow,

and whether fee levels reflect these economies of scale for the benefit of Fund investors. GEAM reviewed with the Board members that it generally charged comparatively lower fees to the Funds since inception, that all Funds (other than the S&P 500 Index Fund) are subject to breakpoints in their management fee and that GEAM (and not the Funds) bears most of the Funds’ operating expenses. Therefore, GEAM is already sharing the low-fee benefits of larger asset sizes. The Board members also considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to the Funds and their shareholders. The Board members recognized the benefits to the Funds of GEAM’s past investment in its operations through expenditures to support its substantial infrastructure, generally lower Fund fees and payment of Fund operating expenses and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members also recognized the benefits to each Fund of being able to leverage a favorable cost structure achieved with respect to each Fund’s other operating expenses as a result of GEAM’s large overall base of assets under management and its vendor management practices.

Comparison Of Services To Be Rendered And Fees To Be Paid.

The Board members discussed the respective services provided to the Funds by GEAM and each of the sub-advisers and the fees charged for those services, including for the sub-advised funds, (i) the allocation of the total advisory fees between GEAM and the sub-adviser(s), and (ii) the services required of GEAM to oversee the S&P 500 Index Fund’s sub-adviser, or multiple sub-advisers in the case of the Small-Cap Equity Fund. The Board members reviewed information concerning the fee and expense ratios for each Fund and comparative information with respect to peer groupings of mutual funds prepared by Morningstar. They discussed that most of the Funds’ figures were generally below the applicable peer group medians and, therefore, the Funds are generally charged a competitive rate in comparison to their peers. The Board also considered GEAM’s comparatively lower historical fee structure overall relative to advisers of other comparable industry peer group funds and noted that GEAM has generally foregone a higher rate of fee for most of the Funds since the inception of its relationship with the Funds. In connection

Advisory Agreement Renewal	(Unaudited)

with each of the sub-advised Funds, the Board members reviewed comparative mutual fund and/or other account fee information provided by each of the sub-advisers. In light of the foregoing, the Board, including the independent Board members, determined that the advisory fees and, with respect to the sub-advised Funds, the sub-advisory fees paid to each of the sub-advisers, considered in relation to the services provided to the Funds, supported the Board’s approval of the investment advisory and sub-advisory agreements.

Fall-Out Benefits.

The Board members considered other actual and potential financial benefits that GEAM and each of the sub-advisers may derive from their respective relationships with the Funds, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that each Fund benefits from the vast array of resources available through GEAM, and that each Fund represents only a small portion of the assets managed by GEAM.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Board, including the independent Board members, concluded that renewal of each Fund’s investment advisory agreement and, to the extent applicable, each sub-advisory agreement was in the best interests of the Fund and its shareholders.

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below.

Interested Trustees and Executive Officers

Jeanne M. La Porta

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  50

Position(s) Held with Fund  Trustee and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 Years   Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Trustee  24

Other Directorships Held by Trustee   Director and President of GE Investments Funds, Inc. since 2014; Trustee of Elfun Funds, GE Retirement Savings Plan and General Electric Pension Trust since 2014; and Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  55

Position(s) Held with Fund  Trustee and Executive Vice President

Term of Office and Length of Time Served  Until successor is elected and qualified – 9 years

Principal Occupation(s) During Past 5 Years  Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Trustee  24

Other Directorships Held by Trustee  Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Director and Executive Vice President of GE Investments Funds, Inc. since July 2007; Director of GEAM since July 2007; Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; and Director of GE Investment Distributors, Inc. since June 2011.

JoonWon Choe

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  46

Position(s) Held with Fund  Vice President & Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 Years  Senior Vice President and Deputy General Counsel of GEAM since March 2011; Vice President and Secretary of GE Investments Funds, Inc. since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since September 2010; Senior Vice President and Associate General Counsel of GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Robert Herlihy

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  48

Position(s) Held with Fund  Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – 10 years

Principal Occupation(s) During Past 5 Years  Chief Compliance Officer of GEAM, GE Investments Funds, Inc., Elfun Funds, and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002 to 2005.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Arthur A. Jensen

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 Years  Treasurer of GE Investments Funds, Inc., Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Additional Information	(Unaudited)

Non-Interested Trustees

John R. Costantino

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  69

Position(s) Held with Fund  Chairman of the Board

Term of Office and Length of Time Served  Until successor is elected and qualified – 19 years

Principal Occupation(s) During Past 5 Years  General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Trustee  16

Other Directorships Held by Trustee  Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008 and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  69

Position(s) Held with Fund  Trustee

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 Years  Retired, 2006 to present; Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Trustee  16

Other Directorships Held by Trustee  Director of GE Investments Funds, Inc. since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  53

Position(s) Held with Fund  Trustee

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 Years  Dean of the Gabelli School of Business since 2007 and Accounting Professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer  16

Other Directorships Held by Officer  Director of GE Investments Funds, Inc. since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Trustees

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905-5125

or at

P.O. Box 7900

Stamford, CT 06904-7900

www.geam.com

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first, second and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Funds’ website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-months period ended June 30 is available without charge (i) through the Funds’ website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GEIN-2 (3/16)

This does not constitute a part of the Funds’ Shareholder Report

Item 2.	Code of Ethics.

Applicable only to an annual filing.

Item 3.	Audit Committee Financial Expert.

Applicable only to an annual filing.

Item 4.	Principal Accountant Fees and Services.

Applicable only to an annual filing.

Item 5.	Audit Committee of Listed Registrants.

Applicable only to Closed-End Management Investment Companies.

Item 6.	Schedule of Investments.

(a) Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to Closed-End Management Investment Companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to Closed-End Management Investment Companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Applicable only to Closed-End Management Investment Companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

During the reporting period, there have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing date of the report included in Item 1 of this Form N-CSR, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Applicable only to an annual filing.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE Institutional Funds

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE Institutional Funds

Date: May 23, 2016

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE Institutional Funds

Date: May 23, 2016